UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN			55474
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

July 31, 2014

Columbia Masters International Equity Portfolio

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy improved along with a warm-up in the weather during the second quarter of 2014. Economic data generally beat expectations with positive news from major market sectors. Strong hiring brought unemployment down to 6.1%. Manufacturing activity remained robust. Personal income growth was healthy with accelerated wage gains, an increased savings rate of 4.8% and a 35-year low in household debt as a percentage of income. After a slow start, the housing market showed renewed strength. Sales rose and pending sales, a key indicator of future activity, rose strongly near the end of the quarter. Consumer spending was somewhat lackluster, but consumer confidence rose to a post-recession high.

Against this backdrop, the Federal Reserve (the Fed) maintained a steady hand, while central banks outside of the United States took steps to stimulate growth. Investors were the beneficiaries of a stable environment and accommodative monetary policy. Equity markets stabilized at high levels with the S&P 500 Index setting a new record high above 1900. Every major asset class delivered gains for the period. All 10 sectors within the S&P 500 Index delivered gains, led by energy, utilities and technology. Large- and mid-cap stocks outperformed small-cap stocks by a considerable margin.

Interest rates moved lower, resulting in positive returns for most domestic fixed-income sectors. The Barclays U.S. Aggregate Bond Index returned 2.04%, while mortgage and securitized bonds, investment-grade and high-yield corporate and municipal bonds returned around 2.50% for the second quarter of 2014. U.S. convertible bonds and Treasury Inflation Protected Securities generated somewhat stronger returns. Emerging-market bonds were the period's best fixed-income performers, with returns in line with U.S. equities.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Masters International Equity Portfolio

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	20
Approval of Investment Management Services Agreement	28
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Masters International Equity Portfolio

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Masters International Equity Portfolio (the Fund) Class A shares returned 3.57% excluding sales charges for the six months ended July 31, 2014.

>  The Fund's benchmark, the MSCI EAFE Index (Net), returned 7.03% for the same period.

Average Annual Total Returns (%) (for period ended July 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	02/15/06
Excluding sales charges		3.57	8.91	8.21	3.16
Including sales charges		-2.40	2.63	6.93	2.44
Class B	02/15/06
Excluding sales charges		3.20	8.10	7.39	2.40
Including sales charges		-1.80	3.10	7.09	2.40
Class C	02/15/06
Excluding sales charges		3.20	8.11	7.40	2.39
Including sales charges		2.20	7.11	7.40	2.39
Class R	02/15/06	3.38	8.61	7.93	2.89
Class Z	02/15/06	3.76	9.21	8.49	3.42
MSCI EAFE Index (Net)		7.03	15.07	9.40	4.19

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The MSCI EAFE (Europe, Australasia, Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Masters International Equity Portfolio

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2014)
Equity Funds	98.4
International	98.4
Money Market Funds	1.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Colin Moore

Fred Copper, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
3

Columbia Masters International Equity Portfolio

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective Expenses Paid During the Period" column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

February 1, 2014 – July 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,035.70	1,023.21	1.62	1.61	0.32	6.41	6.37	1.27
Class B	1,000.00	1,000.00	1,032.00	1,019.54	5.34	5.31	1.06	10.13	10.06	2.01
Class C	1,000.00	1,000.00	1,032.00	1,019.49	5.39	5.36	1.07	10.18	10.11	2.02
Class R	1,000.00	1,000.00	1,033.80	1,021.97	2.87	2.86	0.57	7.66	7.62	1.52
Class Z	1,000.00	1,000.00	1,037.60	1,024.50	0.30	0.30	0.06	5.10	5.07	1.01

Expenses paid during the period are equal to the Fund's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
4

Columbia Masters International Equity Portfolio

Portfolio of Investments

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 98.7%

	Shares	Value ($)
International 98.7%
Columbia Acorn International, Class I Shares(a)	36,269	1,736,576
Columbia Emerging Markets Fund, Class I Shares(a)	161,392	1,736,576
Columbia European Equity Fund, Class I Shares(a)	2,842,962	20,838,914
Columbia Pacific/Asia Fund, Class I Shares(a)	1,091,043	10,419,457
Total		34,731,523
Total Equity Funds (Cost: $28,388,253)		34,731,523

Money Market Funds 1.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.097%(a)(b)	577,219	577,219
Total Money Market Funds (Cost: $577,219)		577,219
Total Investments (Cost: $28,965,472)		35,308,742
Other Assets & Liabilities		(121,416)
Net Assets		35,187,326

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at July 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	09/22/14	664,000 BRL	288,959 USD	586	—
J.P. Morgan Securities, Inc.	09/22/14	278,000 CAD	254,342 USD	—	(315)
J.P. Morgan Securities, Inc.	09/22/14	2,031,000 DKK	364,503 USD	—	(371)
J.P. Morgan Securities, Inc.	09/22/14	2,145,271,000 IDR	180,260 USD	914	—
J.P. Morgan Securities, Inc.	09/22/14	44,192,000 INR	720,596 USD	329	—
J.P. Morgan Securities, Inc.	09/22/14	1,464,158,000 KRW	1,416,123 USD	1,888	—
J.P. Morgan Securities, Inc.	09/22/14	1,439,000 MXN	108,452 USD	16	—
J.P. Morgan Securities, Inc.	09/22/14	817,000 MYR	254,137 USD	513	—
J.P. Morgan Securities, Inc.	09/22/14	568,000 PLN	181,462 USD	28	—
J.P. Morgan Securities, Inc.	09/22/14	2,332,000 THB	72,335 USD	—	(111)
J.P. Morgan Securities, Inc.	09/22/14	20,751,000 TWD	690,526 USD	92	—
J.P. Morgan Securities, Inc.	09/22/14	870,403 USD	940,000 AUD	—	(17)
J.P. Morgan Securities, Inc.	09/22/14	1,094,711 USD	995,000 CHF	598	—
J.P. Morgan Securities, Inc.	09/22/14	181,492 USD	3,748,000 CZK	—	(59)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Masters International Equity Portfolio

Portfolio of Investments (continued)

July 31, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at July 31, 2014 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	09/22/14	693,137 USD	518,000 EUR	606	—
J.P. Morgan Securities, Inc.	09/22/14	328,136 USD	1,125,000 ILS	382	—
J.P. Morgan Securities, Inc.	09/22/14	2,290,677 USD	235,699,000 JPY	1,402	—
J.P. Morgan Securities, Inc.	09/22/14	72,586 USD	86,000 NZD	100	—
J.P. Morgan Securities, Inc.	09/22/14	364,270 USD	2,513,000 SEK	—	(54)
J.P. Morgan Securities, Inc.	09/22/14	399,887 USD	499,000 SGD	116	—
J.P. Morgan Securities, Inc.	09/22/14	1,567,000 ZAR	144,797 USD	—	(82)
Total				7,570	(1,009)

Futures Contracts Outstanding at July 31, 2014

At July 31, 2014, cash totaling $24,000 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EMINI MSCI EAFE INDEX	6	USD	574,560	09/2014	—	(12,946)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Acorn International, Class I Shares	973,145	83,237	(519,473)	226,611	763,520	21,614	417	1,736,576
Columbia Emerging Markets Fund, Class I Shares	2,101,812	63,577	(584,078)	(7,344)	1,573,967	—	—	1,736,576
Columbia European Equity Fund, Class I Shares	19,521,466	414,999	(3,887,486)	689,687	16,738,666	—	—	20,838,914
Columbia Pacific/ Asia Fund, Class I Shares	12,172,653	447,211	(3,489,234)	181,470	9,312,100	—	11,431	10,419,457
Columbia Short-Term Cash Fund	529,640	220,858	(173,279)	—	577,219	—	257	577,219
Total	35,298,716	1,229,882	(8,653,550)	1,090,424	28,965,472	21,614	12,105	35,308,742

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Masters International Equity Portfolio

Portfolio of Investments (continued)

July 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(b)  The rate shown is the seven-day current annualized yield at July 31, 2014.

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

CZK  Czech Koruna

DKK  Danish Krone

EUR  Euro

IDR  Indonesian Rupiah

ILS   Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  Korean Won

MXN  Mexican Peso

MYR  Malaysia Ringgits

NZD  New Zealand Dollar

PLN  Polish Zloty

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thailand Baht

TWD  Taiwan Dollar

USD  US Dollar

ZAR  South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Masters International Equity Portfolio

Portfolio of Investments (continued)

July 31, 2014 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Masters International Equity Portfolio

Portfolio of Investments (continued)

July 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at July 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	34,731,523	—	—	34,731,523
Money Market Funds	577,219	—	—	577,219
Total Mutual Funds	35,308,742	—	—	35,308,742
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	7,570	—	7,570
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,009)	—	(1,009)
Futures Contracts	(12,946)	—	—	(12,946)
Total	35,295,796	6,561	—	35,302,357

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Masters International Equity Portfolio

Statement of Assets and Liabilities

July 31, 2014 (Unaudited)

Assets
Investments, at value
Affiliated issuers (identified cost $28,965,472)	$35,308,742
Margin deposits	24,000
Unrealized appreciation on forward foreign currency exchange contracts	7,570
Receivable for:
Investments sold	127,175
Capital shares sold	31,980
Dividends	48
Expense reimbursement due from Investment Manager	367
Total assets	35,499,882
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	1,009
Payable for:
Investments purchased	60,678
Capital shares purchased	140,858
Variation margin	10,530
Distribution and/or service fees	239
Transfer agent fees	6,940
Administration fees	20
Compensation of board members	61,729
Other expenses	30,553
Total liabilities	312,556
Net assets applicable to outstanding capital stock	$35,187,326
Represented by
Paid-in capital	$118,656,758
Excess of distributions over net investment income	(682,928)
Accumulated net realized loss	(89,123,389)
Unrealized appreciation (depreciation) on:
Investments — affiliated issuers	6,343,270
Forward foreign currency exchange contracts	6,561
Futures contracts	(12,946)
Total — representing net assets applicable to outstanding capital stock	$35,187,326

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Statement of Assets and Liabilities (continued)

July 31, 2014 (Unaudited)

Class A
Net assets	$17,078,826
Shares outstanding	1,682,347
Net asset value per share	$10.15
Maximum offering price per share(a)	$10.77
Class B
Net assets	$736,279
Shares outstanding	73,522
Net asset value per share	$10.01
Class C
Net assets	$3,531,984
Shares outstanding	353,089
Net asset value per share	$10.00
Class R
Net assets	$153,335
Shares outstanding	15,192
Net asset value per share	$10.09
Class Z
Net assets	$13,686,902
Shares outstanding	1,342,243
Net asset value per share	$10.20

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Statement of Operations

Six Months Ended July 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$12,105
Total income	12,105
Expenses:
Distribution and/or service fees
Class A	21,837
Class B	4,960
Class C	18,339
Class R	365
Transfer agent fees
Class A	15,662
Class B	892
Class C	3,289
Class R	131
Class Z	16,563
Administration fees	4,073
Compensation of board members	8,185
Custodian fees	4,331
Printing and postage fees	13,350
Registration fees	33,953
Professional fees	11,109
Other	4,105
Total expenses	161,144
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(102,127)
Expense reductions	(20)
Total net expenses	58,997
Net investment loss	(46,892)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	1,090,424
Capital gain distributions from underlying affiliated funds	21,614
Forward foreign currency exchange contracts	(82,782)
Futures contracts	49,016
Net realized gain	1,078,272
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	587,803
Forward foreign currency exchange contracts	19,912
Futures contracts	(10,957)
Net change in unrealized appreciation (depreciation)	596,758
Net realized and unrealized gain	1,675,030
Net increase in net assets resulting from operations	$1,628,138

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Statement of Changes in Net Assets

	Six Months Ended July 31, 2014 (Unaudited)	Year Ended January 31, 2014
Operations
Net investment income (loss)	$(46,892)	$591,544
Net realized gain	1,078,272	1,144,194
Net change in unrealized appreciation (depreciation)	596,758	2,354,403
Net increase in net assets resulting from operations	1,628,138	4,090,141
Increase (decrease) in net assets from capital stock activity	(7,487,220)	(12,139,852)
Total decrease in net assets	(5,859,082)	(8,049,711)
Net assets at beginning of period	41,046,408	49,096,119
Net assets at end of period	$35,187,326	$41,046,408
Excess of distributions over net investment income	$(682,928)	$(636,036)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Statement of Changes in Net Assets (continued)

	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	155,292	1,584,624	183,447	1,747,592
Redemptions	(174,770)	(1,793,838)	(665,557)	(6,252,697)
Net decrease	(19,478)	(209,214)	(482,110)	(4,505,105)
Class B shares
Subscriptions	—	—	328	3,013
Redemptions(a)	(58,042)	(585,747)	(50,071)	(470,169)
Net decrease	(58,042)	(585,747)	(49,743)	(467,156)
Class C shares
Subscriptions	5,298	53,278	36,063	350,085
Redemptions	(32,166)	(325,479)	(136,768)	(1,261,730)
Net decrease	(26,868)	(272,201)	(100,705)	(911,645)
Class R shares
Subscriptions	2,029	20,658	6,235	58,153
Redemptions	(121)	(1,248)	(2,864)	(27,110)
Net increase	1,908	19,410	3,371	31,043
Class Z shares
Subscriptions	46,519	483,420	111,806	1,061,780
Redemptions	(665,264)	(6,922,888)	(781,599)	(7,348,769)
Net decrease	(618,745)	(6,439,468)	(669,793)	(6,286,989)
Total net decrease	(721,225)	(7,487,220)	(1,298,980)	(12,139,852)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended July 31, 2014		Year Ended January 31,						Year Ended March 31,
Class A	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$9.80		$8.95		$7.87		$8.78		$8.24		$5.49		$11.14
Income from investment operations:
Net investment income (loss)	(0.01)		0.12		0.13		0.07		0.15		0.27		0.05
Net realized and unrealized gain (loss)	0.36		0.73		1.06		(0.88)		0.78		2.64		(5.14)
Total from investment operations	0.35		0.85		1.19		(0.81)		0.93		2.91		(5.09)
Less distributions to shareholders:
Net investment income	—		—		(0.11)		(0.10)		(0.39)		(0.16)		—
Net realized gains	—		—		—		—		—		—		(0.56)
Total distributions to shareholders	—		—		(0.11)		(0.10)		(0.39)		(0.16)		(0.56)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		(0.00	)(b)	(0.00	)(b)
Net asset value, end of period	$10.15		$9.80		$8.95		$7.87		$8.78		$8.24		$5.49
Total return	3.57%		9.50%		15.40%		(9.18%)		12.08%		53.33%		(48.03%)
Ratios to average net assets(c)
Total gross expenses	0.82	%(d)	0.80%		0.70%		0.76	%(d)	0.65%		0.53%		0.51%
Total net expenses(e)	0.32	%(d)(f)	0.25	%(f)	0.25	%(f)	0.25	%(d)(f)	0.25	%(f)	0.25	%(f)	0.25	%(f)
Net investment income (loss)	(0.26	%)(d)	1.30%		1.56%		1.01	%(d)	1.80%		3.50%		0.56%
Supplemental data
Net assets, end of period (in thousands)	$17,079		$16,678		$19,543		$25,069		$41,237		$53,013		$44,548
Portfolio turnover	3%		14%		6%		3%		95%		2%		20%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Financial Highlights (continued)

	Six Months Ended July 31, 2014		Year Ended January 31,						Year Ended March 31,
Class B	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$9.70		$8.93		$7.86		$8.78		$8.20		$5.43		$11.09
Income from investment operations:
Net investment income (loss)	(0.05)		0.05		0.07		0.02		0.08		0.21		(0.01)
Net realized and unrealized gain (loss)	0.36		0.72		1.07		(0.89)		0.79		2.62		(5.09)
Total from investment operations	0.31		0.77		1.14		(0.87)		0.87		2.83		(5.10)
Less distributions to shareholders:
Net investment income	—		—		(0.07)		(0.05)		(0.29)		(0.06)		—
Net realized gains	—		—		—		—		—		—		(0.56)
Total distributions to shareholders	—		—		(0.07)		(0.05)		(0.29)		(0.06)		(0.56)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		(0.00	)(b)	(0.00	)(b)
Net asset value, end of period	$10.01		$9.70		$8.93		$7.86		$8.78		$8.20		$5.43
Total return	3.20%		8.62%		14.67%		(9.86%)		11.18%		52.13%		(48.35%)
Ratios to average net assets(c)
Total gross expenses	1.57	%(d)	1.55%		1.45%		1.51	%(d)	1.40%		1.28%		1.26%
Total net expenses(e)	1.06	%(d)(f)	1.00	%(f)	1.00	%(f)	1.00	%(d)(f)	1.00	%(f)	1.00	%(f)	1.00	%(f)
Net investment income (loss)	(1.00	%)(d)	0.53%		0.86%		0.26	%(d)	1.05%		2.73%		(0.18%)
Supplemental data
Net assets, end of period (in thousands)	$736		$1,277		$1,619		$2,028		$3,143		$3,950		$3,043
Portfolio turnover	3%		14%		6%		3%		95%		2%		20%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Financial Highlights (continued)

	Six Months Ended July 31, 2014		Year Ended January 31,						Year Ended March 31,
Class C	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$9.69		$8.92		$7.86		$8.77		$8.19		$5.42		$11.08
Income from investment operations:
Net investment income (loss)	(0.05)		0.06		0.07		0.02		0.09		0.21		(0.02)
Net realized and unrealized gain (loss)	0.36		0.71		1.06		(0.88)		0.78		2.62		(5.08)
Total from investment operations	0.31		0.77		1.13		(0.86)		0.87		2.83		(5.10)
Less distributions to shareholders:
Net investment income	—		—		(0.07)		(0.05)		(0.29)		(0.06)		—
Net realized gains	—		—		—		—		—		—		(0.56)
Total distributions to shareholders	—		—		(0.07)		(0.05)		(0.29)		(0.06)		(0.56)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		(0.00	)(b)	(0.00	)(b)
Net asset value, end of period	$10.00		$9.69		$8.92		$7.86		$8.77		$8.19		$5.42
Total return	3.20%		8.63%		14.54%		(9.75%)		11.19%		52.22%		(48.39%)
Ratios to average net assets(c)
Total gross expenses	1.57	%(d)	1.55%		1.46%		1.51	%(d)	1.40%		1.28%		1.26%
Total net expenses(e)	1.07	%(d)(f)	1.00	%(f)	1.00	%(f)	1.00	%(d)(f)	1.00	%(f)	1.00	%(f)	1.00	%(f)
Net investment income (loss)	(1.01	%)(d)	0.61%		0.81%		0.25	%(d)	1.05%		2.77%		(0.19%)
Supplemental data
Net assets, end of period (in thousands)	$3,532		$3,683		$4,286		$5,486		$8,990		$10,506		$9,087
Portfolio turnover	3%		14%		6%		3%		95%		2%		20%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Financial Highlights (continued)

	Six Months Ended July 31, 2014		Year Ended January 31,						Year Ended March 31,
Class R	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$9.76		$8.93		$7.85		$8.76		$8.22		$5.47		$11.12
Income from investment operations:
Net investment income (loss)	(0.03)		0.13		0.16		0.07		0.14		0.28		0.02
Net realized and unrealized gain (loss)	0.36		0.70		1.01		(0.90)		0.76		2.59		(5.11)
Total from investment operations	0.33		0.83		1.17		(0.83)		0.90		2.87		(5.09)
Less distributions to shareholders:
Net investment income	—		—		(0.09)		(0.08)		(0.36)		(0.12)		—
Net realized gains	—		—		—		—		—		—		(0.56)
Total distributions to shareholders	—		—		(0.09)		(0.08)		(0.36)		(0.12)		(0.56)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		(0.00	)(b)	(0.00	)(b)
Net asset value, end of period	$10.09		$9.76		$8.93		$7.85		$8.76		$8.22		$5.47
Total return	3.38%		9.29%		15.17%		(9.36%)		11.62%		52.81%		(48.12%)
Ratios to average net assets(c)
Total gross expenses	1.07	%(d)	1.05%		0.93%		1.01	%(d)	0.90%		0.78%		0.76%
Total net expenses(e)	0.57	%(d)(f)	0.50	%(f)	0.50	%(f)	0.50	%(d)(f)	0.50	%(f)	0.50	%(f)	0.50	%(f)
Net investment income (loss)	(0.51	%)(d)	1.34%		1.93%		0.98	%(d)	1.75%		3.78%		0.26%
Supplemental data
Net assets, end of period (in thousands)	$153		$130		$89		$49		$20		$31		$26
Portfolio turnover	3%		14%		6%		3%		95%		2%		20%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Financial Highlights (continued)

	Six Months Ended July 31, 2014		Year Ended January 31,						Year Ended March 31,
Class Z	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$9.83		$8.96		$7.87		$8.78		$8.26		$5.52		$11.16
Income from investment operations:
Net investment income	(0.00	)(b)	0.14		0.14		0.09		0.17		0.29		0.07
Net realized and unrealized gain (loss)	0.37		0.73		1.08		(0.89)		0.78		2.64		(5.15)
Total from investment operations	0.37		0.87		1.22		(0.80)		0.95		2.93		(5.08)
Less distributions to shareholders:
Net investment income	—		—		(0.13)		(0.11)		(0.43)		(0.19)		—
Net realized gains	—		—		—		—		—		—		(0.56)
Total distributions to shareholders	—		—		(0.13)		(0.11)		(0.43)		(0.19)		(0.56)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		(0.00	)(b)	(0.00	)(b)
Net asset value, end of period	$10.20		$9.83		$8.96		$7.87		$8.78		$8.26		$5.52
Total return	3.76%		9.71%		15.80%		(8.99%)		12.28%		53.58%		(47.84%)
Ratios to average net assets(c)
Total gross expenses	0.57	%(d)	0.55%		0.46%		0.51	%(d)	0.40%		0.28%		0.26%
Total net expenses(e)	0.06	%(d)(f)	0.00	%(f)	0.00	%(f)	0.00	%(d)(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Net investment income	(0.00	%)(b)	1.52%		1.76%		1.23	%(d)	2.04%		3.77%		0.83%
Supplemental data
Net assets, end of period (in thousands)	$13,687		$19,279		$23,559		$32,187		$55,013		$69,334		$58,268
Portfolio turnover	3%		14%		6%		3%		95%		2%		20%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Notes to Financial Statements

July 31, 2014 (Unaudited)

Note 1. Organization

Columbia Masters International Equity Portfolio (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The Fund is a "fund-of-funds", investing significantly in funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates (Underlying Funds). The Fund may also invest in derivatives.

For information on the Underlying Funds, please refer to the Fund's current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks,

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Columbia Masters International Equity Portfolio

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country

Semiannual Report 2014
21

Columbia Masters International Equity Portfolio

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of July 31, 2014.

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Forward Foreign Currency Exchange Contracts	7,570	—	7,570	1,009	—	—	6,561
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	1,009	—	1,009	1,009	—	—	—

(a)  Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)  Represents the net amount due from counterparties in the event of default.

(c)  Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d)  Represents the net amount due to counterparties in the event of default.

Semiannual Report 2014
22

Columbia Masters International Equity Portfolio

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at July 31, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	7,570
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	12,946 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,009
Total		13,955

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended July 31, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Equity risk	—	49,016	49,016
Foreign exchange risk	(82,782)	—	(82,782)
Total	(82,782)	49,016	(33,766)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Equity risk	—	(10,957)	(10,957)
Foreign exchange risk	19,912	—	19,912
Total	19,912	(10,957)	8,955

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2014:

Derivative Instrument	Average notional amounts ($)*
Futures contracts — Short	575,925
Derivative Instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	5,284	(2,939)

*Based on the ending quarterly outstanding amounts for the six months ended July 31, 2014.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital

Semiannual Report 2014
23

Columbia Masters International Equity Portfolio

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The Fund does not pay the Investment Manager a direct fee for these investment services.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees (the Board), including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended July 31, 2014, other expenses paid to this company were $655.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

Semiannual Report 2014
24

Columbia Masters International Equity Portfolio

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

For the six months ended July 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class R	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended July 31, 2014, these minimum account balance fees reduced total expenses by $20.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively, of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $6,287 for Class A and $10 for Class B shares for the six months ended July 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	June 1, 2014 through May 31, 2015	Prior to June 1, 2014
Class A	0.45%	0.25%
Class B	1.20	1.00
Class C	1.20	1.00
Class R	0.70	0.50
Class Z	0.20	0.00

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At July 31, 2014, the cost of investments for federal income tax purposes was approximately $28,965,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,344,000
Unrealized depreciation	—
Net unrealized appreciation	$6,344,000

Semiannual Report 2014
25

Columbia Masters International Equity Portfolio

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

The following capital loss carryforwards, determined as of January 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	4,980,942
2018	25,984,153
2019	19,955,661
No expiration — short-term	1,476,660
No expiration — long-term	36,234,200
Total	88,631,616

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $586,758 at January 31, 2014 as arising on February 1, 2014.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of investments in the Underlying Funds, excluding investments in money market funds and certain derivatives, if any, aggregated to $1,009,024 and $8,480,271, respectively, for the six months ended July 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At July 31, 2014, one unaffiliated shareholder account owned 40.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 33.5% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended July 31, 2014.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the

Semiannual Report 2014
26

Columbia Masters International Equity Portfolio

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
27

Columbia Masters International Equity Portfolio

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Masters International Equity Portfolio (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management's representation that additional staff has been added to support the vigorous application of the "5P" review process, to which all internally-managed Funds are subject.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Semiannual Report 2014
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Columbia Masters International Equity Portfolio

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board noted the rationale for according weight to the Fund's direct expenses, as opposed to its total expense ratios, which also include indirect expenses (i.e., the expenses incurred by the underlying Funds in which the Fund invests). In this regard, the Board noted that the Fund's direct and indirect total expense ratios are below the median ratio for the Fund's peer universe. It was observed that various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) a 2013 report provided to the Board by an independent consulting firm, Bobroff Consulting, concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

Given that the Fund does not pay any investment management services fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of the Fund.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

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Semiannual Report 2014
32

Columbia Masters International Equity Portfolio

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
33

Columbia Masters International Equity Portfolio

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR193_01_D01_(09/14)

Semiannual Report

July 31, 2014

Columbia LifeGoal® Growth Portfolio

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy improved along with a warm-up in the weather during the second quarter of 2014. Economic data generally beat expectations with positive news from major market sectors. Strong hiring brought unemployment down to 6.1%. Manufacturing activity remained robust. Personal income growth was healthy with accelerated wage gains, an increased savings rate of 4.8% and a 35-year low in household debt as a percentage of income. After a slow start, the housing market showed renewed strength. Sales rose and pending sales, a key indicator of future activity, rose strongly near the end of the quarter. Consumer spending was somewhat lackluster, but consumer confidence rose to a post-recession high.

Against this backdrop, the Federal Reserve (the Fed) maintained a steady hand, while central banks outside of the United States took steps to stimulate growth. Investors were the beneficiaries of a stable environment and accommodative monetary policy. Equity markets stabilized at high levels with the S&P 500 Index setting a new record high above 1900. Every major asset class delivered gains for the period. All 10 sectors within the S&P 500 Index delivered gains, led by energy, utilities and technology. Large- and mid-cap stocks outperformed small-cap stocks by a considerable margin.

Interest rates moved lower, resulting in positive returns for most domestic fixed-income sectors. The Barclays U.S. Aggregate Bond Index returned 2.04%, while mortgage and securitized bonds, investment-grade and high-yield corporate and municipal bonds returned around 2.50% for the second quarter of 2014. U.S. convertible bonds and Treasury Inflation Protected Securities generated somewhat stronger returns. Emerging-market bonds were the period's best fixed-income performers, with returns in line with U.S. equities.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia LifeGoal® Growth Portfolio

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	23
Approval of Investment Management Services Agreement	28
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia LifeGoal® Growth Portfolio

Performance Overview

(Unaudited)

Performance Summary

>  Columbia LifeGoal® Growth Portfolio (the Fund) Class A shares returned 7.10% excluding sales charges for the six months ended July 31, 2014.

>  The Fund underperformed its benchmark, the S&P 500 Index, which returned 9.44% during the same period.

Average Annual Total Returns (%) (for period ended July 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/15/96
Excluding sales charges		7.10	14.29	14.12	8.46
Including sales charges		0.97	7.73	12.77	7.82
Class B	08/12/97
Excluding sales charges		6.64	13.39	13.27	7.65
Including sales charges		1.64	8.39	13.02	7.65
Class C	10/15/96
Excluding sales charges		6.70	13.43	13.26	7.66
Including sales charges		5.70	12.43	13.26	7.66
Class K*	03/07/11	7.17	14.47	14.21	8.50
Class R*	01/23/06	6.97	14.01	13.83	8.19
Class R4*	11/08/12	7.21	14.64	14.23	8.51
Class R5*	11/08/12	7.27	14.70	14.29	8.54
Class Z	10/15/96	7.22	14.58	14.39	8.75
S&P 500 Index		9.44	16.94	16.79	8.00

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia LifeGoal® Growth Portfolio

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2014)
Alternative Investment Funds	5.9
Equity Funds	87.4
Dividend Income	27.2
International	11.0
Real Estate	3.4
U.S. Large Cap	37.6
U.S. Mid Cap	3.9
U.S. Small Cap	4.3
Fixed-Income Funds	6.7
Convertible	6.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Anwiti Bahuguna, Ph.D.

Robert McConnaughey

Melda Mergen, CFA, CAIA

Colin Moore

Marie Schofield, CFA

Beth Vanney, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
3

Columbia LifeGoal® Growth Portfolio

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective Expenses Paid During the Period" column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

Semiannual Report 2014
4

Columbia LifeGoal® Growth Portfolio

Understanding Your Fund's Expenses (continued)

(Unaudited)

February 1, 2014 – July 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,071.00	1,022.41	2.46	2.41	0.48	6.26	6.12	1.22
Class B	1,000.00	1,000.00	1,066.40	1,018.70	6.30	6.16	1.23	10.09	9.86	1.97
Class C	1,000.00	1,000.00	1,067.00	1,018.70	6.30	6.16	1.23	10.10	9.86	1.97
Class K	1,000.00	1,000.00	1,071.70	1,023.01	1.85	1.81	0.36	5.65	5.52	1.10
Class R	1,000.00	1,000.00	1,069.70	1,021.17	3.75	3.66	0.73	7.54	7.37	1.47
Class R4	1,000.00	1,000.00	1,072.10	1,023.70	1.13	1.10	0.22	4.93	4.82	0.96
Class R5	1,000.00	1,000.00	1,072.70	1,024.25	0.57	0.55	0.11	4.37	4.27	0.85
Class Z	1,000.00	1,000.00	1,072.20	1,023.65	1.18	1.15	0.23	4.98	4.87	0.97

Expenses paid during the period are equal to the Fund's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Semiannual Report 2014
5

Columbia LifeGoal® Growth Portfolio

Portfolio of Investments

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 87.4%

	Shares	Value ($)
Dividend Income 27.2%
Columbia Dividend Income Fund, Class I Shares(a)	5,283,314	100,277,307
Columbia Dividend Opportunity Fund, Class I Shares(a)	6,281,532	66,961,126
Columbia Global Dividend Opportunity Fund, Class I Shares(a)	2,734,399	58,324,723
Total Dividend Income		225,563,156
International 11.0%
Columbia Emerging Markets Fund, Class I Shares(a)	3,770,150	40,566,818
Columbia Global Infrastructure Fund, Class I Shares(a)	1,600,155	34,755,356
Columbia Pacific/Asia Fund, Class I Shares(a)	1,605,902	15,336,362
Total International		90,658,536
Real Estate 3.4%
Columbia Real Estate Equity Fund, Class I Shares(a)	1,851,703	27,849,613
Total Real Estate		27,849,613
U.S. Large Cap 37.6%
Columbia Contrarian Core Fund, Class I Shares(a)	2,711,617	58,869,207
Columbia Global Energy and Natural Resources Fund, Class I Shares(a)	1,658,533	40,998,941
Columbia Large Cap Growth Fund, Class I Shares(a)	1,178,640	41,759,217
Columbia Large Core Quantitative Fund, Class I Shares(a)	1,868,883	16,819,947
Columbia Large Growth Quantitative Fund, Class I Shares(a)	4,133,568	37,946,149
Columbia Select Large Cap Equity Fund, Class I Shares(a)	3,302,538	41,942,237
Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	4,061,679	73,394,542
Total U.S. Large Cap		311,730,240
Equity Funds (continued)

	Shares	Value ($)
U.S. Mid Cap 3.9%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	1,019,099	32,600,979
Total U.S. Mid Cap		32,600,979
U.S. Small Cap 4.3%
Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	1,223,795	35,441,117
Total U.S. Small Cap		35,441,117
Total Equity Funds (Cost: $598,544,589)		723,843,641

Fixed-Income Funds 6.7%

Convertible 6.7%
Columbia Convertible Securities Fund, Class I Shares(a)	2,857,261	55,259,424
Total Convertible		55,259,424
Total Fixed-Income Funds (Cost: $40,163,581)		55,259,424
Alternative Investment Funds 5.9%
Columbia Flexible Capital Income Fund, Class I Shares(a)	3,939,496	49,283,092
Total Alternative Investment Funds (Cost: $42,716,664)		49,283,092
Total Investments (Cost: $681,424,834)		828,386,157
Other Assets & Liabilities, Net		(321,346)
Net Assets		828,064,811

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia LifeGoal® Growth Portfolio

Portfolio of Investments (continued)

July 31, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Contrarian Core Fund, Class I Shares	39,690,999	10	(3,084,528)	1,980,578	38,587,059	—	—	58,869,207
Columbia Convertible Securities Fund, Class I Shares	41,232,022	1,117,289	(3,000,898)	815,168	40,163,581	463,794	653,494	55,259,424
Columbia Dividend Income Fund, Class I Shares	72,491,996	1,206,693	(4,735,819)	1,261,405	70,224,275	—	1,206,538	100,277,307
Columbia Dividend Opportunity Fund, Class I Shares	51,946,294	1,048,026	(3,886,429)	1,048,157	50,156,048	—	1,048,014	66,961,126
Columbia Emerging Markets Fund, Class I Shares	37,144,881	552,975	(43,143)	(316)	37,654,397	—	—	40,566,818
Columbia Flexible Capital Income Fund, Class I Shares	43,337,521	830,640	(1,682,840)	231,343	42,716,664	—	806,324	49,283,092
Columbia Global Dividend Opportunity Fund, Class I Shares	54,766,154	856,294	(2,493,239)	175,291	53,304,500	—	856,293	58,324,723
Columbia Global Energy and Natural Resources Fund, Class I Shares	53,632,909	36,266	(19,601,400)	1,125,441	35,193,216	—	—	40,998,941
Columbia Global Infrastructure Fund, Class I Shares	24,771,000	8,092,000	—	—	32,863,000	—	—	34,755,356
Columbia Large Cap Growth Fund, Class I Shares	30,756,734	7,110	(1,902,542)	830,523	29,691,825	—	—	41,759,217
Columbia Large Core Quantitative Fund, Class I Shares	11,439,710	31	(913,201)	322,207	10,848,747	—	—	16,819,947
Columbia Large Growth Quantitative Fund, Class I Shares	35,498,072	—	(2,368,881)	846,820	33,976,011	—	—	37,946,149
Columbia Mid Cap Growth Fund, Class I Shares	37,292,489	20,842	(9,414,971)	1,043,374	28,941,734	—	—	32,600,979
Columbia Pacific/Asia Fund, Class I Shares	12,246,110	317,541	(16,886)	3,303	12,550,068	—	14,001	15,336,362
Columbia Real Estate Equity Fund, Class I Shares	16,534,000	8,481,988	—	—	25,015,988	142,756	247,232	27,849,613
Columbia Select Large Cap Equity Fund, Class I Shares	43,068,784	2,555,679	(1,789,956)	(108,180)	43,726,327	2,502,726	52,953	41,942,237

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia LifeGoal® Growth Portfolio

Portfolio of Investments (continued)

July 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Select Large Cap Growth Fund, Class I Shares	51,616,930	6,098,855	(3,792,693)	1,088,289	55,011,381	6,010,177	—	73,394,542
Columbia Small Cap Growth Fund I, Class I Shares	33,402,983	8,198,738	(928,237)	126,529	40,800,013	—	—	35,441,117
Total	690,869,588	39,420,977	(59,655,663)	10,789,932	681,424,834	9,119,453	4,884,849	828,386,157

(b)  Non-income producing.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia LifeGoal® Growth Portfolio

Portfolio of Investments (continued)

July 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at July 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	723,843,641	—	—	723,843,641
Fixed-Income Funds	55,259,424	—	—	55,259,424
Alternative Investment Funds	49,283,092	—	—	49,283,092
Total Mutual Funds	828,386,157	—	—	828,386,157
Total	828,386,157	—	—	828,386,157

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia LifeGoal® Growth Portfolio

Statement of Assets and Liabilities

July 31, 2014 (Unaudited)

Assets
Investments, at value
Affiliated issuers (identified cost $681,424,834)	$828,386,157
Receivable for:
Investments sold	492,384
Capital shares sold	194,382
Total assets	829,072,923
Liabilities
Payable for:
Capital shares purchased	822,152
Distribution and/or service fees	8,252
Transfer agent fees	105,420
Administration fees	463
Plan administration fees	1
Compensation of board members	14,221
Other expenses	57,603
Total liabilities	1,008,112
Net assets applicable to outstanding capital stock	$828,064,811
Represented by
Paid-in capital	$678,078,748
Excess of distributions over net investment income	(2,019,471)
Accumulated net realized gain	5,044,211
Unrealized appreciation (depreciation) on:
Investments — affiliated issuers	146,961,323
Total — representing net assets applicable to outstanding capital stock	$828,064,811

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia LifeGoal® Growth Portfolio

Statement of Assets and Liabilities (continued)

July 31, 2014 (Unaudited)

Class A
Net assets	$633,014,001
Shares outstanding	40,181,165
Net asset value per share	$15.75
Maximum offering price per share(a)	$16.71
Class B
Net assets	$35,709,698
Shares outstanding	2,496,818
Net asset value per share	$14.30
Class C
Net assets	$100,247,579
Shares outstanding	7,070,904
Net asset value per share	$14.18
Class K
Net assets	$96,789
Shares outstanding	6,034
Net asset value per share	$16.04
Class R
Net assets	$2,349,460
Shares outstanding	150,702
Net asset value per share	$15.59
Class R4
Net assets	$23,330
Shares outstanding	1,437
Net asset value per share	$16.24
Class R5
Net assets	$38,566
Shares outstanding	2,374
Net asset value per share(b)	$16.24
Class Z
Net assets	$56,585,388
Shares outstanding	3,525,319
Net asset value per share	$16.05

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia LifeGoal® Growth Portfolio

Statement of Operations

Six Months Ended July 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$4,884,849
Total income	4,884,849
Expenses:
Investment management fees	427
Distribution and/or service fees
Class A	783,321
Class B	199,857
Class C	495,981
Class R	7,026
Transfer agent fees
Class A	558,220
Class B	35,640
Class C	88,364
Class K	37
Class R	2,505
Class R4	15
Class R5	8
Class Z	48,613
Administration fees	82,340
Plan administration fees
Class K	187
Compensation of board members	10,748
Custodian fees	5,791
Printing and postage fees	52,455
Registration fees	55,714
Professional fees	15,766
Other	8,601
Total expenses	2,451,616
Expense reductions	(960)
Total net expenses	2,450,656
Net investment income	2,434,193
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	10,789,932
Capital gain distributions from underlying affiliated funds	9,119,453
Net realized gain	19,909,385
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	33,666,217
Net change in unrealized appreciation (depreciation)	33,666,217
Net realized and unrealized gain	53,575,602
Net increase in net assets resulting from operations	$56,009,795

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia LifeGoal® Growth Portfolio

Statement of Changes in Net Assets

	Six Months Ended July 31, 2014 (Unaudited)	Year Ended January 31, 2014
Operations
Net investment income	$2,434,193	$8,185,886
Net realized gain	19,909,385	89,004,468
Net change in unrealized appreciation (depreciation)	33,666,217	24,079,972
Net increase in net assets resulting from operations	56,009,795	121,270,326
Distributions to shareholders
Net investment income
Class A	(5,297,106)	(12,657,833)
Class B	(209,829)	(722,356)
Class C	(529,700)	(1,509,760)
Class K	(1,418)	(3,419)
Class R	(19,944)	(64,335)
Class R4	(179)	(310)
Class R5	(340)	(481)
Class Z	(517,792)	(1,236,228)
Total distributions to shareholders	(6,576,308)	(16,194,722)
Increase (decrease) in net assets from capital stock activity	(25,295,838)	(55,718,008)
Total increase in net assets	24,137,649	49,357,596
Net assets at beginning of period	803,927,162	754,569,566
Net assets at end of period	$828,064,811	$803,927,162
Undistributed (excess of distributions over) net investment income	$(2,019,471)	$2,122,644

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia LifeGoal® Growth Portfolio

Statement of Changes in Net Assets (continued)

	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,796,769	27,821,317	4,007,780	56,454,168
Distributions reinvested	267,994	4,179,965	680,522	9,988,192
Redemptions	(2,709,536)	(42,194,101)	(6,478,395)	(91,095,307)
Net decrease	(644,773)	(10,192,819)	(1,790,093)	(24,652,947)
Class B shares
Subscriptions	9,271	130,603	50,334	642,922
Distributions reinvested	10,796	152,537	37,633	512,164
Redemptions(a)	(815,806)	(11,453,971)	(1,834,778)	(23,502,561)
Net decrease	(795,739)	(11,170,831)	(1,746,811)	(22,347,475)
Class C shares
Subscriptions	338,351	4,730,507	832,735	10,619,893
Distributions reinvested	27,305	382,894	80,338	1,085,279
Redemptions	(555,181)	(7,753,294)	(1,317,083)	(16,748,524)
Net decrease	(189,525)	(2,639,893)	(404,010)	(5,043,352)
Class K shares
Distributions reinvested	83	1,328	206	3,072
Redemptions	(4,528)	(73,306)	—	—
Net increase (decrease)	(4,445)	(71,978)	206	3,072
Class R shares
Subscriptions	30,112	449,573	47,369	654,724
Distributions reinvested	1,090	16,814	3,879	56,536
Redemptions	(93,725)	(1,436,118)	(96,140)	(1,363,640)
Net decrease	(62,523)	(969,731)	(44,892)	(652,380)
Class R4 shares
Subscriptions	497	8,192	755	10,689
Distributions reinvested	9	151	16	239
Redemptions	(43)	(700)	—	—
Net increase	463	7,643	771	10,928
Class R5 shares
Subscriptions	538	8,638	1,642	24,493
Distributions reinvested	19	311	26	405
Redemptions	(49)	(792)	(5)	(82)
Net increase	508	8,157	1,663	24,816
Class Z shares
Subscriptions	295,144	4,696,772	737,279	10,594,063
Distributions reinvested	8,218	130,723	21,987	327,176
Redemptions	(326,076)	(5,093,881)	(973,690)	(13,981,909)
Net decrease	(22,714)	(266,386)	(214,424)	(3,060,670)
Total net decrease	(1,718,748)	(25,295,838)	(4,197,590)	(55,718,008)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia LifeGoal® Growth Portfolio

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended July 31, 2014		Year Ended January 31,						Year Ended March 31,
Class A	(Unaudited)		2014		2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$14.83		$12.96		$11.59		$12.25		$10.33	$6.68	$13.24
Income from investment operations:
Net investment income	0.05		0.16		0.17		0.09		0.08	0.05	0.06
Net realized and unrealized gain (loss)	1.00		2.02		1.42		(0.71)		1.91	3.62	(4.12)
Total from investment operations	1.05		2.18		1.59		(0.62)		1.99	3.67	(4.06)
Less distributions to shareholders:
Net investment income	(0.13)		(0.31)		(0.22)		(0.04)		(0.07)	(0.02)	(0.03)
Net realized gains	—		—		—		—		—	—	(2.46)
Tax return of capital	—		—		—		—		—	—	(0.01)
Total distributions to shareholders	(0.13)		(0.31)		(0.22)		(0.04)		(0.07)	(0.02)	(2.50)
Proceeds from regulatory settlements	—		—		—		—		—	0.00 (b)	—
Net asset value, end of period	$15.75		$14.83		$12.96		$11.59		$12.25	$10.33	$6.68
Total return	7.10%		16.86%		13.81%		(4.98%)		19.35%	55.04%	(37.62%)
Ratios to average net assets(c)
Total gross expenses	0.48	%(d)	0.50%		0.53%		0.52	%(d)	0.51%	0.50%	0.50%
Total net expenses(e)	0.48	%(d)(f)	0.50	%(f)	0.48	%(f)	0.45	%(d)(f)	0.51%	0.50%	0.50	%(f)
Net investment income	0.70	%(d)	1.17%		1.38%		0.93	%(d)	0.72%	0.54%	0.68%
Supplemental data
Net assets, end of period (in thousands)	$633,014		$605,625		$552,395		$539,370		$201,437	$178,769	$116,169
Portfolio turnover	5%		18%		26%		86%		36%	19%	45%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia LifeGoal® Growth Portfolio

Financial Highlights (continued)

	Six Months Ended July 31, 2014		Year Ended January 31,						Year Ended March 31,
Class B	(Unaudited)		2014		2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$13.48		$11.79		$10.56		$11.21		$9.48	$6.17	$12.46
Income from investment operations:
Net investment income (loss)	(0.01)		0.04		0.06		0.00	(b)	0.00 (b)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	0.90		1.86		1.30		(0.63)		1.75	3.34	(3.80)
Total from investment operations	0.89		1.90		1.36		(0.63)		1.75	3.32	(3.81)
Less distributions to shareholders:
Net investment income	(0.07)		(0.21)		(0.13)		(0.02)		(0.02)	(0.01)	(0.01)
Net realized gains	—		—		—		—		—	—	(2.46)
Tax return of capital	—		—		—		—		—	—	(0.01)
Total distributions to shareholders	(0.07)		(0.21)		(0.13)		(0.02)		(0.02)	(0.01)	(2.48)
Proceeds from regulatory settlements	—		—		—		—		—	0.00 (b)	—
Net asset value, end of period	$14.30		$13.48		$11.79		$10.56		$11.21	$9.48	$6.17
Total return	6.64%		16.09%		12.93%		(5.60%)		18.46%	53.78%	(37.99%)
Ratios to average net assets(c)
Total gross expenses	1.23	%(d)	1.25%		1.28%		1.27	%(d)	1.26%	1.25%	1.25%
Total net expenses(e)	1.23	%(d)(f)	1.25	%(f)	1.23	%(f)	1.20	%(d)(f)	1.26%	1.25%	1.25	%(f)
Net investment income (loss)	(0.08	%)(d)	0.35%		0.55%		0.06	%(d)	(0.05%)	(0.21%)	(0.09%)
Supplemental data
Net assets, end of period (in thousands)	$35,710		$44,368		$59,438		$82,941		$74,403	$91,699	$74,197
Portfolio turnover	5%		18%		26%		86%		36%	19%	45%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia LifeGoal® Growth Portfolio

Financial Highlights (continued)

	Six Months Ended July 31, 2014		Year Ended January 31,						Year Ended March 31,
Class C	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$13.36		$11.69		$10.47		$11.11		$9.40		$6.12	$12.38
Income from investment operations:
Net investment income (loss)	(0.00	)(b)	0.05		0.07		0.00	(b)	(0.00	)(b)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	0.89		1.83		1.28		(0.62)		1.73		3.31	(3.77)
Total from investment operations	0.89		1.88		1.35		(0.62)		1.73		3.29	(3.78)
Less distributions to shareholders:
Net investment income	(0.07)		(0.21)		(0.13)		(0.02)		(0.02)		(0.01)	(0.01)
Net realized gains	—		—		—		—		—		—	(2.46)
Tax return of capital	—		—		—		—		—		—	(0.01)
Total distributions to shareholders	(0.07)		(0.21)		(0.13)		(0.02)		(0.02)		(0.01)	(2.48)
Proceeds from regulatory settlements	—		—		—		—		—		0.00 (b)	—
Net asset value, end of period	$14.18		$13.36		$11.69		$10.47		$11.11		$9.40	$6.12
Total return	6.70%		16.06%		12.95%		(5.56%)		18.41%		53.73%	(37.99%)
Ratios to average net assets(c)
Total gross expenses	1.23	%(d)	1.25%		1.28%		1.27	%(d)	1.26%		1.25%	1.25%
Total net expenses(e)	1.23	%(d)(f)	1.25	%(f)	1.23	%(f)	1.20	%(d)(f)	1.26%		1.25%	1.25	%(f)
Net investment income (loss)	(0.05	%)(d)	0.42%		0.62%		0.06	%(d)	(0.04%)		(0.21%)	(0.09%)
Supplemental data
Net assets, end of period (in thousands)	$100,248		$96,989		$89,630		$90,148		$70,437		$68,150	$50,343
Portfolio turnover	5%		18%		26%		86%		36%		19%	45%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia LifeGoal® Growth Portfolio

Financial Highlights (continued)

	Six Months Ended July 31, 2014		Year Ended January 31,				Year Ended March 31,
Class K	(Unaudited)		2014	2013	2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$15.10		$13.19	$11.79	$12.45		$12.27
Income from investment operations:
Net investment income	0.07		0.19	0.17	0.11		0.01
Net realized and unrealized gain (loss)	1.01		2.05	1.46	(0.72)		0.21
Total from investment operations	1.08		2.24	1.63	(0.61)		0.22
Less distributions to shareholders:
Net investment income	(0.14)		(0.33)	(0.23)	(0.05)		(0.04)
Total distributions to shareholders	(0.14)		(0.33)	(0.23)	(0.05)		(0.04)
Net asset value, end of period	$16.04		$15.10	$13.19	$11.79		$12.45
Total return	7.17%		17.04%	13.93%	(4.88%)		1.77%
Ratios to average net assets(c)
Total gross expenses	0.36	%(d)	0.36%	0.38%	0.37	%(d)	0.51	%(d)
Total net expenses(e)	0.36	%(d)	0.36%	0.38%	0.37	%(d)	0.51	%(d)
Net investment income	0.90	%(d)	1.32%	1.42%	1.15	%(d)	0.68	%(d)
Supplemental data
Net assets, end of period (in thousands)	$97		$158	$135	$279		$3
Portfolio turnover	5%		18%	26%	86%		36%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  For the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia LifeGoal® Growth Portfolio

Financial Highlights (continued)

	Six Months Ended July 31, 2014		Year Ended January 31,						Year Ended March 31,
Class R	(Unaudited)		2014		2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$14.68		$12.83		$11.48		$12.14		$10.25	$6.64	$13.19
Income from investment operations:
Net investment income	0.03		0.13		0.14		0.05		0.06	0.03	0.04
Net realized and unrealized gain (loss)	0.99		2.00		1.40		(0.68)		1.88	3.60	(4.10)
Total from investment operations	1.02		2.13		1.54		(0.63)		1.94	3.63	(4.06)
Less distributions to shareholders:
Net investment income	(0.11)		(0.28)		(0.19)		(0.03)		(0.05)	(0.02)	(0.02)
Net realized gains	—		—		—		—		—	—	(2.46)
Tax return of capital	—		—		—		—		—	—	(0.01)
Total distributions to shareholders	(0.11)		(0.28)		(0.19)		(0.03)		(0.05)	(0.02)	(2.49)
Proceeds from regulatory settlements	—		—		—		—		—	0.00 (b)	—
Net asset value, end of period	$15.59		$14.68		$12.83		$11.48		$12.14	$10.25	$6.64
Total return	6.97%		16.59%		13.49%		(5.12%)		18.99%	54.68%	(37.76%)
Ratios to average net assets(c)
Total gross expenses	0.73	%(d)	0.75%		0.78%		0.77	%(d)	0.76%	0.75%	0.75%
Total net expenses(e)	0.73	%(d)(f)	0.75	%(f)	0.73	%(f)	0.70	%(d)(f)	0.76%	0.75%	0.75	%(f)
Net investment income	0.41	%(d)	0.93%		1.18%		0.54	%(d)	0.54%	0.29%	0.45%
Supplemental data
Net assets, end of period (in thousands)	$2,349		$3,131		$3,312		$3,124		$1,463	$1,586	$831
Portfolio turnover	5%		18%		26%		86%		36%	19%	45%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia LifeGoal® Growth Portfolio

Financial Highlights (continued)

	Six Months Ended July 31, 2014		Year Ended January 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$15.29		$13.35		$12.29
Income from investment operations:
Net investment income	0.09		0.27		0.11
Net realized and unrealized gain	1.01		2.02		1.05
Total from investment operations	1.10		2.29		1.16
Less distributions to shareholders:
Net investment income	(0.15)		(0.35)		(0.10)
Total distributions to shareholders	(0.15)		(0.35)		(0.10)
Net asset value, end of period	$16.24		$15.29		$13.35
Total return	7.21%		17.19%		9.50%
Ratios to average net assets(b)
Total gross expenses	0.22	%(c)	0.24%		0.37	%(c)
Total net expenses(d)	0.22	%(c)(e)	0.24	%(e)	0.27	%(c)
Net investment income	1.14	%(c)	1.84%		3.94	%(c)
Supplemental data
Net assets, end of period (in thousands)	$23		$15		$3
Portfolio turnover	5%		18%		26%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia LifeGoal® Growth Portfolio

Financial Highlights (continued)

	Six Months Ended July 31, 2014		Year Ended January 31,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$15.29		$13.35	$12.29
Income from investment operations:
Net investment income	0.09		0.29	0.12
Net realized and unrealized gain	1.02		2.02	1.05
Total from investment operations	1.11		2.31	1.17
Less distributions to shareholders:
Net investment income	(0.16)		(0.37)	(0.11)
Total distributions to shareholders	(0.16)		(0.37)	(0.11)
Net asset value, end of period	$16.24		$15.29	$13.35
Total return	7.27%		17.39%	9.54%
Ratios to average net assets(b)
Total gross expenses	0.11	%(c)	0.10%	0.15	%(c)
Total net expenses(d)	0.11	%(c)	0.10%	0.15	%(c)
Net investment income	1.10	%(c)	1.96%	4.08	%(c)
Supplemental data
Net assets, end of period (in thousands)	$39		$29	$3
Portfolio turnover	5%		18%	26%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia LifeGoal® Growth Portfolio

Financial Highlights (continued)

	Six Months Ended July 31, 2014		Year Ended January 31,						Year Ended March 31,
Class Z	(Unaudited)		2014		2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$15.11		$13.20		$11.80		$12.45		$10.49	$6.78	$13.37
Income from investment operations:
Net investment income	0.07		0.20		0.20		0.09		0.11	0.07	0.09
Net realized and unrealized gain (loss)	1.02		2.05		1.45		(0.68)		1.94	3.66	(4.17)
Total from investment operations	1.09		2.25		1.65		(0.59)		2.05	3.73	(4.08)
Less distributions to shareholders:
Net investment income	(0.15)		(0.34)		(0.25)		(0.06)		(0.09)	(0.02)	(0.04)
Net realized gains	—		—		—		—		—	—	(2.46)
Tax return of capital	—		—		—		—		—	—	(0.01)
Total distributions to shareholders	(0.15)		(0.34)		(0.25)		(0.06)		(0.09)	(0.02)	(2.51)
Proceeds from regulatory settlements	—		—		—		—		—	0.00 (b)	—
Net asset value, end of period	$16.05		$15.11		$13.20		$11.80		$12.45	$10.49	$6.78
Total return	7.22%		17.14%		14.09%		(4.71%)		19.64%	55.20%	(37.38%)
Ratios to average net assets(c)
Total gross expenses	0.23	%(d)	0.25%		0.28%		0.26	%(d)	0.26%	0.25%	0.25%
Total net expenses(e)	0.23	%(d)(f)	0.25	%(f)	0.23	%(f)	0.20	%(d)(f)	0.26%	0.25%	0.25	%(f)
Net investment income	0.95	%(d)	1.42%		1.64%		0.96	%(d)	0.97%	0.78%	0.90%
Supplemental data
Net assets, end of period (in thousands)	$56,585		$53,613		$49,653		$47,768		$54,882	$51,627	$29,467
Portfolio turnover	5%		18%		26%		86%		36%	19%	45%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia LifeGoal® Growth Portfolio

Notes to Financial Statements

July 31, 2014 (Unaudited)

Note 1. Organization

Columbia LifeGoal® Growth Portfolio (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (ETFs) (Underlying Funds).

For information on the Underlying Funds, please refer to the Fund's current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

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Columbia LifeGoal® Growth Portfolio

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is a blend of (i) 0.00% on assets invested in Columbia proprietary funds that pay an investment management fee to the Investment Manager, (ii) 0.10% on assets invested in non-exchange-traded third-party advised mutual funds and (iii) 0.55% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay an investment management fee, ETFs, derivatives and individual securities.

The annualized effective investment management fee rate for the six months ended July 31, 2014 was less than 0.01% of the Fund's average daily net assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees (the Board), including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended July 31, 2014, other expenses paid by the Fund to this company were $1,296.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred

Semiannual Report 2014
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Columbia LifeGoal® Growth Portfolio

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended July 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class K	0.05
Class R	0.18
Class R4	0.17
Class R5	0.05
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended July 31, 2014, these minimum account balance fees reduced total expenses by $960.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively, of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $408,280 for Class A, $4,625 for Class B, and $2,633 for Class C shares for the six months ended July 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be

Semiannual Report 2014
25

Columbia LifeGoal® Growth Portfolio

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective June 1, 2014	Contractual Expense Cap Prior to June 1, 2014
Class A	0.51%	0.51%
Class B	1.26	1.26
Class C	1.26	1.26
Class K	0.43	0.40
Class R	0.76	0.76
Class R4	0.26	0.26
Class R5	0.18	0.15
Class Z	0.26	0.26

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, the Fund's investment management fee and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At July 31, 2014, the cost of investments for federal income tax purposes was approximately $681,425,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$154,104,000
Unrealized depreciation	(7,143,000)
Net unrealized appreciation/depreciation	$146,961,000

The following capital loss carryforwards, determined as of January 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	2,768,558
2019	1,684,583
Total	4,453,141

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of investments in the Underlying Funds, excluding investments in money market funds and certain derivatives, if any, aggregated to $39,420,977 and $59,655,663, respectively, for the six months ended July 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Shareholder Concentration

At July 31, 2014, one unaffiliated shareholder of record owned 25.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 54.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility

Semiannual Report 2014
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Columbia LifeGoal® Growth Portfolio

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended July 31, 2014.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Columbia LifeGoal® Growth Portfolio

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia LifeGoal® Growth Portfolio (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management's representation that additional staff has been added to support the vigorous application of the "5P" review process, to which all internally-managed Funds are subject.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Semiannual Report 2014
28

Columbia LifeGoal® Growth Portfolio

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment. (The Board also observed that the benchmark is under review for a possible change).

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board noted the rationale for according weight to the Fund's direct expenses, as opposed to its total expense ratios, which also include indirect expenses (i.e., the expenses incurred by the underlying Funds in which the Fund invests). In this regard, the Board noted that the Fund's direct and indirect total expense ratios are below the median ratio for the Fund's peer universe. It was observed that various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) a 2013 report provided to the Board by an independent consulting firm, Bobroff Consulting, concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2014
29

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30

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31

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Semiannual Report 2014
32

Columbia LifeGoal® Growth Portfolio

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
33

Columbia LifeGoal® Growth Portfolio

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR181_01_D01_(09/14)

Semiannual Report

July 31, 2014

Columbia Capital Allocation Portfolios

Columbia Capital Allocation Conservative Portfolio

Columbia Capital Allocation Moderate Conservative Portfolio

Columbia Capital Allocation Moderate Portfolio

Columbia Capital Allocation Moderate Aggressive Portfolio

Columbia Capital Allocation Aggressive Portfolio

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy improved along with a warm-up in the weather during the second quarter of 2014. Economic data generally beat expectations with positive news from major market sectors. Strong hiring brought unemployment down to 6.1%. Manufacturing activity remained robust. Personal income growth was healthy with accelerated wage gains, an increased savings rate of 4.8% and a 35-year low in household debt as a percentage of income. After a slow start, the housing market showed renewed strength. Sales rose and pending sales, a key indicator of future activity, rose strongly near the end of the quarter. Consumer spending was somewhat lackluster, but consumer confidence rose to a post-recession high.

Against this backdrop, the Federal Reserve (the Fed) maintained a steady hand, while central banks outside of the United States took steps to stimulate growth. Investors were the beneficiaries of a stable environment and accommodative monetary policy. Equity markets stabilized at high levels with the S&P 500 Index setting a new record high above 1900. Every major asset class delivered gains for the period. All 10 sectors within the S&P 500 Index delivered gains, led by energy, utilities and technology. Large- and mid-cap stocks outperformed small-cap stocks by a considerable margin.

Interest rates moved lower, resulting in positive returns for most domestic fixed-income sectors. The Barclays U.S. Aggregate Bond Index returned 2.04%, while mortgage and securitized bonds, investment-grade and high-yield corporate and municipal bonds returned around 2.50% for the second quarter of 2014. U.S. convertible bonds and Treasury Inflation Protected Securities generated somewhat stronger returns. Emerging-market bonds were the period's best fixed-income performers, with returns in line with U.S. equities.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Columbia Capital Allocation Conservative Portfolio

Performance Overview	2
Portfolio Overview	3

Columbia Capital Allocation Moderate Conservative Portfolio

Performance Overview	4
Portfolio Overview	5

Columbia Capital Allocation Moderate Portfolio

Performance Overview	6
Portfolio Overview	7

Columbia Capital Allocation Moderate Aggressive Portfolio

Performance Overview	8
Portfolio Overview	9

Columbia Capital Allocation Aggressive Portfolio

Performance Overview	10
Portfolio Overview	11
Understanding Your Fund's Expenses	12
Portfolio of Investments	15
Statement of Assets and Liabilities	48
Statement of Operations	53
Statement of Changes in Net Assets	55
Financial Highlights	64
Notes to Financial Statements	110
Approval of Investment Management Services Agreement	128
Important Information About This Report	133

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Performance Overview

Columbia Capital Allocation Conservative Portfolio

(Unaudited)

Performance Summary

>  Columbia Capital Allocation Conservative Portfolio (the Fund) Class A shares returned 3.45% excluding sales charges for the six-month period that ended July 31, 2014.

>  The Fund outperformed its Blended Index, which returned 3.14% for the same time period.

>  During the same six-month period, the Barclays U.S. Aggregate Bond Index returned 2.16% and the Russell 3000 Index returned 8.25%.

Average Annual Total Returns (%) (for period ended July 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	03/04/04
Excluding sales charges		3.45	6.07	6.73	5.04
Including sales charges		-1.50	0.99	5.69	4.53
Class B	03/04/04
Excluding sales charges		3.08	5.29	5.92	4.25
Including sales charges		-1.89	0.42	5.60	4.25
Class C	03/04/04
Excluding sales charges		3.18	5.31	5.95	4.26
Including sales charges		2.19	4.34	5.95	4.26
Class K	03/04/04	3.63	6.22	6.84	5.21
Class R*	09/27/10	3.42	5.81	6.51	4.82
Class R4*	06/13/13	3.49	6.19	6.77	5.06
Class R5*	06/13/13	3.56	6.31	6.80	5.07
Class Y*	06/13/13	3.59	6.37	6.81	5.08
Class Z*	09/27/10	3.68	6.33	6.95	5.14
Blended Index		3.14	6.13	6.58	5.52
Barclays U.S. Aggregate Bond Index		2.16	3.97	4.47	4.80
Russell 3000 Index		8.25	16.37	17.08	8.43

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B and are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Blended Index consists of 66% Barclays U.S. Aggregate Bond Index, 15% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Unhedged Net) and 4% Barclays High Yield Corporate Bond Index. The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The MSCI EAFE (Europe, Australasia, Far East) Index (Unhedged Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The Barclays High Yield Corporate Bond Index is a market value-weighted index, which covers the U.S. non-investment grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Unhedged Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio Overview

Columbia Capital Allocation Conservative Portfolio

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2014)
Alternative Investment Funds	5.9
Equity Funds	16.7
International	4.6
U.S. Large Cap	11.5
U.S. Small Cap	0.6
Fixed-Income Funds	66.8
Convertible	1.0
Emerging Markets	4.3
High Yield	2.2
Inflation Protected Securities	4.5
International	0.3
Investment Grade	54.5
Money Market Funds	10.6
Options Purchased Puts	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Melda Mergen, CFA, CAIA

Marie Schofield, CFA

Beth Vanney, CFA

Toby Nangle

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Performance Overview

Columbia Capital Allocation Moderate Conservative Portfolio

(Unaudited)

Performance Summary

>  Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) Class A shares returned 4.23% excluding sales charges for the six-month period that ended July 31, 2014.

>  The Fund outperformed its Blended Index, which returned 4.12% for the same time period.

>  During the same six-month period, the Barclays U.S. Aggregate Bond Index returned 2.16% and the Russell 3000 Index returned 8.25%.

Average Annual Total Returns (%) (for period ended July 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/15/96
Excluding sales charges		4.23	8.04	8.85	6.16
Including sales charges		-1.73	1.83	7.58	5.53
Class B	08/07/97
Excluding sales charges		3.87	7.18	8.04	5.36
Including sales charges		-1.06	2.30	7.74	5.36
Class C	10/15/96
Excluding sales charges		3.89	7.22	8.03	5.37
Including sales charges		2.91	6.24	8.03	5.37
Class K*	02/28/13	4.33	8.05	8.87	6.17
Class R*	01/23/06	4.10	7.64	8.59	5.90
Class R4*	11/08/12	4.39	8.37	8.95	6.21
Class R5*	11/08/12	4.43	8.29	8.97	6.22
Class Y*	06/13/13	4.47	8.50	8.97	6.22
Class Z	10/15/96	4.32	8.29	9.10	6.41
Blended Index		4.12	8.15	8.48	6.29
Barclays U.S. Aggregate Bond Index		2.16	3.97	4.47	4.80
Russell 3000 Index		8.25	16.37	17.08	8.43

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B and are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Blended Index consists of 55.5% Barclays U.S. Aggregate Bond Index, 26% Russell 3000 Index, 9% MSCI EAFE Index (Unhedged Net), 5% Citigroup 3-Month U.S. Treasury Bill Index and 4.5% Barclays High Yield Corporate Bond Index. The MSCI EAFE (Europe, Australasia, Far East) Index (Unhedged Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The Barclays High Yield Corporate Bond Index is a market value-weighted index, which covers the U.S. non-investment grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Unhedged Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio Overview

Columbia Capital Allocation Moderate Conservative Portfolio

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2014)
Alternative Investment Funds	6.0
Equity Funds	30.9
International	8.1
U.S. Large Cap	19.1
U.S. Mid Cap	2.0
U.S. Small Cap	1.7
Fixed-Income Funds	54.2
Convertible	1.0
Emerging Markets	4.5
High Yield	3.3
Inflation Protected Securities	2.3
International	0.5
Investment Grade	42.6
Money Market Funds	8.9
Options Purchased Puts	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.
Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Melda Mergen, CFA, CAIA

Marie Schofield, CFA

Beth Vanney, CFA

Toby Nangle

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Performance Overview

Columbia Capital Allocation Moderate Portfolio

(Unaudited)

Performance Summary

>  Columbia Capital Allocation Moderate Portfolio (the Fund) Class A shares returned 4.54% excluding sales charges for the six-month period that ended July 31, 2014.

>  The Fund underperformed its Blended Index, which returned 5.30% for the same time period.

>  During the same six-month period, the Russell 3000 Index returned 8.25% and the Barclays U.S. Aggregate Bond Index returned 2.16%.

Average Annual Total Returns (%) (for period ended July 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	03/04/04
Excluding sales charges		4.54	9.12	10.33	6.83
Including sales charges		-1.46	2.82	9.03	6.20
Class B	03/04/04
Excluding sales charges		4.17	8.26	9.51	6.02
Including sales charges		-0.76	3.30	9.23	6.02
Class C	03/04/04
Excluding sales charges		4.18	8.28	9.51	6.04
Including sales charges		3.20	7.28	9.51	6.04
Class K	03/04/04	4.60	9.24	10.44	7.03
Class R*	09/27/10	4.42	8.78	10.04	6.57
Class R4*	06/13/13	4.66	9.34	10.39	6.86
Class R5*	06/13/13	4.74	9.49	10.43	6.88
Class Y*	06/13/13	4.75	9.53	10.44	6.89
Class Z*	09/27/10	4.68	9.40	10.54	6.94
Blended Index		5.30	10.31	10.52	7.21
Russell 3000 Index		8.25	16.37	17.08	8.43
Barclays U.S. Aggregate Bond Index		2.16	3.97	4.47	4.80

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B and are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Blended Index consists of 42.5% Barclays U.S. Aggregate Bond Index, 37% Russell 3000 Index, 11% MSCI EAFE Index (Unhedged Net), 7.5% Barclays High Yield Corporate Bond Index and 2% MSCI Emerging Markets Index (Net). The MSCI EAFE (Europe, Australasia, Far East) Index (Unhedged Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The Barclays High Yield Corporate Bond Index is a market value-weighted index, which covers the U.S. non-investment grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Unhedged Net) and MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio Overview

Columbia Capital Allocation Moderate Portfolio

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2014)
Alternative Investment Funds	4.8
Equity Funds	46.8
International	12.6
U.S. Large Cap	27.5
U.S. Mid Cap	4.3
U.S. Small Cap	2.4
Fixed-Income Funds	39.9
Convertible	1.0
Emerging Markets	1.8
High Yield	6.5
Inflation Protected Securities	0.9
Investment Grade	29.7
Money Market Funds	8.4
Options Purchased Puts	0.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Melda Mergen, CFA, CAIA

Marie Schofield, CFA

Beth Vanney, CFA

Toby Nangle

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Performance Overview

Columbia Capital Allocation Moderate Aggressive Portfolio

(Unaudited)

Performance Summary

>  Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) Class A shares returned 4.77% excluding sales charges for the six-month period that ended July 31, 2014.

>  The Fund underperformed its Blended Index, which returned 6.33% for the same time period.

>  During the same six-month period, the Russell 3000 Index returned 8.25% and the Barclays U.S. Aggregate Bond Index returned 2.16%.

Average Annual Total Returns (%) (for period ended July 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/15/96
Excluding sales charges		4.77	10.23	11.36	7.40
Including sales charges		-1.23	3.90	10.05	6.77
Class B	08/13/97
Excluding sales charges		4.42	9.34	10.51	6.59
Including sales charges		-0.54	4.34	10.24	6.59
Class C	10/15/96
Excluding sales charges		4.43	9.37	10.52	6.59
Including sales charges		3.44	8.37	10.52	6.59
Class K*	02/28/13	4.83	10.38	11.42	7.43
Class R*	01/23/06	4.72	9.96	11.07	7.13
Class R4*	11/08/12	5.03	10.54	11.48	7.46
Class R5*	11/08/12	5.00	10.66	11.51	7.48
Class T*	03/07/11
Excluding sales charges		4.82	10.17	11.31	7.35
Including sales charges		-1.18	3.85	10.00	6.72
Class Y*	06/13/13	5.11	10.73	11.49	7.47
Class Z	10/15/96	4.98	10.51	11.63	7.69
Blended Index		6.33	12.11	12.06	7.77
Russell 3000 Index		8.25	16.37	17.08	8.43
Barclays U.S. Aggregate Bond Index		2.16	3.97	4.47	4.80

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B and are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Blended Index consists of 49% Russell 3000 Index, 28.5% Barclays U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Unhedged Net) and 6.5% Barclays High Yield Corporate Bond Index and 4% MSCI Emerging Markets Index (Net).The MSCI EAFE (Europe, Australasia, Far East) Index (Unhedged Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The Barclays High Yield Corporate Bond Index is a market value-weighted index, which covers the U.S. non-investment grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Unhedged Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio Overview

Columbia Capital Allocation Moderate Aggressive Portfolio

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2014)
Alternative Investment Funds	3.1
Common Stocks	0.0	(a)
Equity Funds	60.7
International	16.0
U.S. Large Cap	34.4
U.S. Mid Cap	7.0
U.S. Small Cap	3.3
Fixed-Income Funds	26.5
Emerging Markets	1.3
High Yield	6.8
Inflation Protected Securities	0.3
International	0.9
Investment Grade	17.2
Money Market Funds	9.6
Options Purchased Puts	0.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Melda Mergen, CFA, CAIA

Marie Schofield, CFA

Beth Vanney, CFA

Toby Nangle

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Performance Overview

Columbia Capital Allocation Aggressive Portfolio

(Unaudited)

Performance Summary

>  Columbia Capital Allocation Aggressive Portfolio (the Fund) Class A shares returned 5.56% excluding sales charges for the six-month period that ended July 31, 2014.

>  The Fund underperformed its Blended Index, which returned 7.35% for the same time period.

>  During the same six-month period, the Russell 3000 Index returned 8.25% and the Barclays U.S. Aggregate Bond Index returned 2.16%.

Average Annual Total Returns (%) (for period ended July 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	03/04/04
Excluding sales charges		5.56	11.84	12.81	7.28
Including sales charges		-0.50	5.42	11.49	6.64
Class B	03/04/04
Excluding sales charges		5.18	10.96	11.97	6.46
Including sales charges		0.18	5.96	11.71	6.46
Class C	03/04/04
Excluding sales charges		5.18	10.96	11.98	6.47
Including sales charges		4.18	9.96	11.98	6.47
Class K	03/04/04	5.64	11.87	12.94	7.48
Class R*	09/27/10	5.49	11.55	12.57	7.05
Class R4*	06/13/13	5.66	12.03	12.86	7.30
Class R5*	06/13/13	5.75	12.22	12.92	7.33
Class Y*	06/13/13	5.76	12.20	12.91	7.33
Class Z*	09/27/10	5.67	12.06	13.06	7.40
Blended Index		7.35	13.88	13.44	8.23
Russell 3000 Index		8.25	16.37	17.08	8.43
Barclays U.S. Aggregate Bond Index		2.16	3.97	4.47	4.80

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B and are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Blended Index consists of 60% Russell 3000 Index, 15% Barclays U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Unhedged Net), 6% MSCI Emerging Markets Index (Net) and 5% Barclays High Yield Corporate Bond Index. The MSCI EAFE (Europe, Australasia, Far East) Index (Unhedged Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Barclays High Yield Corporate Bond Index is a market value-weighted index, which covers the U.S. non-investment grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Unhedged Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio Overview

Columbia Capital Allocation Aggressive Portfolio

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2014)
Alternative Investment Funds	2.1
Equity Funds	74.8
International	20.2
U.S. Large Cap	40.5
U.S. Mid Cap	9.9
U.S. Small Cap	4.2
Fixed-Income Funds	12.5
Emerging Markets	0.5
High Yield	4.7
Investment Grade	7.3
Money Market Funds	10.5
Options Purchased Puts	0.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Melda Mergen, CFA, CAIA

Marie Schofield, CFA

Beth Vanney, CFA

Toby Nangle

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other Fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective Expenses Paid During the Period" column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

Columbia Capital Allocation Conservative Portfolio

February 1, 2014 – July 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,034.50	1,022.07	2.77	2.76	0.55	5.40	5.36	1.07
Class B	1,000.00	1,000.00	1,030.80	1,018.35	6.55	6.51	1.30	9.16	9.11	1.82
Class C	1,000.00	1,000.00	1,031.80	1,018.35	6.55	6.51	1.30	9.17	9.11	1.82
Class K	1,000.00	1,000.00	1,036.30	1,022.51	2.32	2.31	0.46	4.95	4.91	0.98
Class R	1,000.00	1,000.00	1,034.20	1,020.83	4.03	4.01	0.80	6.66	6.61	1.32
Class R4	1,000.00	1,000.00	1,034.90	1,023.31	1.51	1.51	0.30	4.14	4.11	0.82
Class R5	1,000.00	1,000.00	1,035.60	1,023.41	1.41	1.40	0.28	4.04	4.01	0.80
Class Y	1,000.00	1,000.00	1,035.90	1,023.65	1.16	1.15	0.23	3.79	3.76	0.75
Class Z	1,000.00	1,000.00	1,036.80	1,023.31	1.52	1.51	0.30	4.14	4.11	0.82

Expenses paid during the period are equal to the Fund's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Understanding Your Fund's Expenses (continued)

(Unaudited)

Columbia Capital Allocation Moderate Conservative Portfolio

February 1, 2014 – July 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,042.30	1,022.32	2.53	2.51	0.50	5.57	5.52	1.10
Class B	1,000.00	1,000.00	1,038.70	1,018.60	6.32	6.26	1.25	9.35	9.26	1.85
Class C	1,000.00	1,000.00	1,038.90	1,018.60	6.32	6.26	1.25	9.35	9.26	1.85
Class K	1,000.00	1,000.00	1,043.30	1,022.81	2.03	2.01	0.40	5.07	5.02	1.00
Class R	1,000.00	1,000.00	1,041.00	1,021.08	3.80	3.76	0.75	6.83	6.77	1.35
Class R4	1,000.00	1,000.00	1,043.90	1,023.55	1.27	1.25	0.25	4.31	4.26	0.85
Class R5	1,000.00	1,000.00	1,044.30	1,024.00	0.81	0.80	0.16	3.85	3.81	0.76
Class Y	1,000.00	1,000.00	1,044.70	1,024.25	0.56	0.55	0.11	3.60	3.56	0.71
Class Z	1,000.00	1,000.00	1,043.20	1,023.55	1.27	1.25	0.25	4.31	4.26	0.85

Expenses paid during the period are equal to the Fund's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Columbia Capital Allocation Moderate Portfolio

February 1, 2014 – July 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,045.40	1,022.41	2.43	2.41	0.48	5.73	5.67	1.13
Class B	1,000.00	1,000.00	1,041.70	1,018.70	6.23	6.16	1.23	9.52	9.41	1.88
Class C	1,000.00	1,000.00	1,041.80	1,018.70	6.23	6.16	1.23	9.52	9.41	1.88
Class K	1,000.00	1,000.00	1,046.00	1,022.86	1.98	1.96	0.39	5.28	5.22	1.04
Class R	1,000.00	1,000.00	1,044.20	1,021.17	3.70	3.66	0.73	6.99	6.92	1.38
Class R4	1,000.00	1,000.00	1,046.60	1,023.75	1.07	1.05	0.21	4.36	4.32	0.86
Class R5	1,000.00	1,000.00	1,047.40	1,024.10	0.71	0.70	0.14	4.01	3.96	0.79
Class Y	1,000.00	1,000.00	1,047.50	1,024.35	0.46	0.45	0.09	3.76	3.71	0.74
Class Z	1,000.00	1,000.00	1,046.80	1,023.65	1.17	1.15	0.23	4.47	4.42	0.88

Expenses paid during the period are equal to the Fund's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Understanding Your Fund's Expenses (continued)

(Unaudited)

Columbia Capital Allocation Moderate Aggressive Portfolio

February 1, 2014 – July 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,047.70	1,022.27	2.59	2.56	0.51	5.99	5.92	1.18
Class B	1,000.00	1,000.00	1,044.20	1,018.55	6.39	6.31	1.26	9.78	9.66	1.93
Class C	1,000.00	1,000.00	1,044.30	1,018.55	6.39	6.31	1.26	9.78	9.66	1.93
Class K	1,000.00	1,000.00	1,048.30	1,022.86	1.98	1.96	0.39	5.38	5.32	1.06
Class R	1,000.00	1,000.00	1,047.20	1,021.03	3.86	3.81	0.76	7.26	7.17	1.43
Class R4	1,000.00	1,000.00	1,050.30	1,023.51	1.32	1.30	0.26	4.73	4.67	0.93
Class R5	1,000.00	1,000.00	1,050.00	1,024.10	0.71	0.70	0.14	4.12	4.07	0.81
Class T	1,000.00	1,000.00	1,048.20	1,022.12	2.74	2.71	0.54	6.14	6.07	1.21
Class Y	1,000.00	1,000.00	1,051.10	1,024.30	0.51	0.50	0.10	3.92	3.86	0.77
Class Z	1,000.00	1,000.00	1,049.80	1,023.51	1.32	1.30	0.26	4.73	4.67	0.93

Expenses paid during the period are equal to the Fund's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Capital Allocation Aggressive Portfolio

February 1, 2014 – July 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,055.60	1,022.17	2.70	2.66	0.53	6.32	6.22	1.24
Class B	1,000.00	1,000.00	1,051.80	1,018.45	6.51	6.41	1.28	10.12	9.96	1.99
Class C	1,000.00	1,000.00	1,051.80	1,018.45	6.51	6.41	1.28	10.12	9.96	1.99
Class K	1,000.00	1,000.00	1,056.40	1,022.71	2.14	2.11	0.42	5.76	5.67	1.13
Class R	1,000.00	1,000.00	1,054.90	1,020.93	3.97	3.91	0.78	7.59	7.47	1.49
Class R4	1,000.00	1,000.00	1,056.60	1,023.36	1.48	1.45	0.29	5.10	5.02	1.00
Class R5	1,000.00	1,000.00	1,057.50	1,023.95	0.87	0.85	0.17	4.49	4.42	0.88
Class Y	1,000.00	1,000.00	1,057.60	1,024.10	0.71	0.70	0.14	4.34	4.27	0.85
Class Z	1,000.00	1,000.00	1,056.70	1,023.41	1.43	1.40	0.28	5.05	4.97	0.99

Expenses paid during the period are equal to the Fund's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments

Columbia Capital Allocation Conservative Portfolio

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 16.7%

	Shares	Value ($)
International 4.6%
Columbia European Equity Fund, Class I Shares(a)	607,185	4,450,664
Columbia Overseas Value Fund, Class I Shares(a)	939,661	8,513,327
Columbia Pacific/Asia Fund, Class I Shares(a)	158,838	1,516,906
Total		14,480,897
U.S. Large Cap 11.5%
Columbia Contrarian Core Fund, Class I Shares(a)	321,281	6,974,999
Columbia Large Core Quantitative Fund, Class I Shares(a)	838,113	7,543,019
Columbia Large Growth Quantitative Fund, Class I Shares(a)	1,085,511	9,964,993
Columbia Large Value Quantitative Fund, Class I Shares(a)	1,048,702	9,994,128
Columbia Select Large Cap Equity Fund, Class I Shares(a)	120,561	1,531,129
Total		36,008,268
U.S. Small Cap 0.6%
Columbia Small Cap Core Fund, Class I Shares(a)	93,229	1,842,203
Total Equity Funds (Cost: $45,219,448)		52,331,368
Fixed-Income Funds 66.7%
Convertible 1.0%
Columbia Convertible Securities Fund, Class I Shares(a)	159,878	3,092,042
Emerging Markets 4.3%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	1,151,799	13,406,940
High Yield 2.2%
Columbia Income Opportunities Fund, Class I Shares(a)	678,029	6,841,315
Inflation Protected Securities 4.5%
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares(a)(b)	118,126	1,229,691

Fixed-Income Funds (continued)

	Shares	Value ($)
Columbia Inflation Protected Securities Fund, Class I Shares(a)	1,354,049	12,822,841
Total		14,052,532
International 0.3%
Columbia International Bond Fund, Class I Shares(a)	77,454	873,681
Investment Grade 54.4%
Columbia Corporate Income Fund, Class I Shares(a)	6,278,091	64,224,873
Columbia Limited Duration Credit Fund, Class I Shares(a)	2,943,573	29,406,296
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	10,099,170	54,838,490
Columbia U.S. Treasury Index Fund, Class I Shares(a)	1,985,697	21,941,953
Total		170,411,612
Total Fixed-Income Funds (Cost: $209,816,474)		208,678,122

Alternative Investment Funds 5.9%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	56,037	534,597
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	457,563	4,616,813
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	730,357	6,996,822
Columbia Flexible Capital Income Fund, Class I Shares(a)	491,603	6,149,949
Total Alternative Investment Funds (Cost: $17,548,930)		18,298,181

Options Purchased Puts —%

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	25	1,600.00	12/19/14	68,750
Total Options Purchased Puts (Cost: $425,086)				68,750

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2014 (Unaudited)

Money Market Funds 10.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.097%(a)(c)	33,100,748	33,100,748
Total Money Market Funds (Cost: $33,100,748)		33,100,748
Total Investments (Cost: $306,110,686)		312,477,169
Other Assets & Liabilities, Net		433,966
Net Assets		312,911,135

Investments in Derivatives

Futures Contracts Outstanding at July 31, 2014

At July 31, 2014, cash totaling $690,760 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
RUSSELL 2000 EMINI ICE	21	USD	2,345,070	09/2014	—	(76,737)
S&P 500 EMINI	52	USD	5,004,480	09/2014	—	(77,024)
TOPIX INDEX	25	JPY	3,141,253	09/2014	100,846	—
Total					100,846	(153,761)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	688,545	20,443	(137,375)	(5,192)	566,421	—	—	534,597
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	5,052,289	27,268	(451,289)	(4,571)	4,623,697	—	—	4,616,813
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	7,404,111	39,867	(124,428)	(3,229)	7,316,321	—	—	6,996,822
Columbia Contrarian Core Fund, Class I Shares	5,736,172	22,067	(1,050,709)	352,747	5,060,277	—	—	6,974,999
Columbia Convertible Securities Fund, Class I Shares	2,441,860	73,758	(340,412)	84,283	2,259,489	25,734	36,906	3,092,042

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Corporate Income Fund, Class I Shares	67,351,052	1,096,889	(5,378,426)	147,165	63,216,680	—	1,022,259	64,224,873
Columbia Emerging Markets Bond Fund, Class I Shares	14,367,796	332,513	(1,818,574)	59,273	12,941,008	—	312,903	13,406,940
Columbia European Equity Fund, Class I Shares	4,371,690	30,236	(1,194,990)	369,547	3,576,483	—	—	4,450,664
Columbia Flexible Capital Income Fund, Class I Shares	5,448,082	112,734	(656,415)	138,091	5,042,492	—	103,228	6,149,949
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares	—	1,462,591	(279,991)	96	1,182,696	—	—	1,229,691
Columbia Income Opportunities Fund, Class I Shares	7,201,498	197,705	(585,425)	(3,757)	6,810,021	—	173,893	6,841,315
Columbia Inflation Protected Securities Fund, Class I Shares	16,660,871	225,260	(2,757,488)	(116,890)	14,011,753	—	186,788	12,822,841
Columbia International Bond Fund, Class I Shares	936,007	7,266	(81,460)	160	861,973	—	5,677	873,681
Columbia Large Cap Growth Fund, Class I Shares	2,870,230	3,551	(4,100,603)	1,226,822	—	—	—	—
Columbia Large Core Quantitative Fund, Class I Shares	6,124,223	49,452	(1,226,100)	414,790	5,362,365	—	—	7,543,019
Columbia Large Growth Quantitative Fund, Class I Shares	7,149,981	3,267,641	(1,380,908)	98,516	9,135,230	—	—	9,964,993
Columbia Large Value Quantitative Fund, Class I Shares	10,322,862	679,712	(1,624,418)	(5,645)	9,372,511	—	—	9,994,128
Columbia Limited Duration Credit Fund, Class I Shares	30,925,645	348,487	(2,139,764)	167,785	29,302,153	—	285,414	29,406,296
Columbia Overseas Value Fund, Class I Shares	9,157,634	315,544	(1,288,618)	65,190	8,249,750	—	37,654	8,513,327
Columbia Pacific/Asia Fund, Class I Shares	1,910,428	31,828	(725,143)	68,998	1,286,111	—	1,454	1,516,906
Columbia Select Large Cap Equity Fund, Class I Shares	1,702,048	98,808	(186,817)	(8,595)	1,605,444	91,830	1,943	1,531,129

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	31,246,540	5,353,281	(3,499,073)	—	33,100,748	—	14,961	33,100,748
Columbia Small Cap Core Fund, Class I Shares	1,755,995	18,342	(255,284)	52,224	1,571,277	—	—	1,842,203
Columbia U.S. Government Mortgage Fund, Class I Shares	58,827,651	979,966	(3,761,639)	(81,320)	55,964,658	—	894,574	54,838,490
Columbia U.S. Treasury Index Fund, Class I Shares	24,429,371	211,580	(1,277,386)	(97,523)	23,266,042	—	163,226	21,941,953
Total	324,082,581	15,006,789	(36,322,735)	2,918,965	305,685,600	117,564	3,240,880	312,408,419

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at July 31, 2014.

Currency Legend

JPY  Japanese Yen

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2014 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at July 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	52,331,368	—	—	52,331,368
Fixed-Income Funds	208,678,122	—	—	208,678,122
Alternative Investment Funds	18,298,181	—	—	18,298,181
Money Market Funds	33,100,748	—	—	33,100,748
Total Mutual Funds	312,408,419	—	—	312,408,419
Other
Options Purchased Puts	68,750	—	—	68,750
Total Other	68,750	—	—	68,750
Investments in Securities	312,477,169	—	—	312,477,169
Derivatives
Assets
Futures Contracts	100,846	—	—	100,846
Liabilities
Futures Contracts	(153,761)	—	—	(153,761)
Total	312,424,254	—	—	312,424,254

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 30.7%

	Shares	Value ($)
International 8.1%
Columbia European Equity Fund, Class I Shares(a)	2,946,739	21,599,599
Columbia Overseas Value Fund, Class I Shares(a)	3,217,589	29,151,353
Columbia Pacific/Asia Fund, Class I Shares(a)	547,211	5,225,863
Total		55,976,815
U.S. Large Cap 19.0%
Columbia Contrarian Core Fund, Class I Shares(a)	1,333,353	28,947,092
Columbia Large Cap Growth Fund, Class I Shares(a)	482,954	17,111,050
Columbia Large Core Quantitative Fund, Class I Shares(a)	2,295,713	20,661,416
Columbia Large Growth Quantitative Fund, Class I Shares(a)	2,251,205	20,666,060
Columbia Large Value Quantitative Fund, Class I Shares(a)	3,955,844	37,699,193
Columbia Select Large Cap Equity Fund, Class I Shares(a)	540,358	6,862,554
Total		131,947,365
U.S. Mid Cap 2.0%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	213,687	6,835,852
Columbia Mid Cap Value Fund, Class I Shares(a)	383,896	6,829,507
Total		13,665,359
U.S. Small Cap 1.6%
Columbia Small Cap Core Fund, Class I Shares(a)	569,777	11,258,806
Total Equity Funds (Cost: $179,334,449)		212,848,345
Fixed-Income Funds 54.1%
Convertible 1.0%
Columbia Convertible Securities Fund, Class I Shares(a)	357,453	6,913,135
Emerging Markets 4.5%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	2,660,682	30,970,341

Fixed-Income Funds (continued)

	Shares	Value ($)
High Yield 3.3%
Columbia Income Opportunities Fund, Class I Shares(a)	2,245,721	22,659,327
Inflation Protected Securities 2.3%
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares(a)(b)	154,573	1,609,101
Columbia Inflation Protected Securities Fund, Class I Shares(a)	1,542,511	14,607,579
Total		16,216,680
International 0.5%
Columbia International Bond Fund, Class I Shares(a)	316,678	3,572,127
Investment Grade 42.5%
Columbia Corporate Income Fund, Class I Shares(a)	12,782,917	130,769,243
Columbia Limited Duration Credit Fund, Class I Shares(a)	4,791,753	47,869,611
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	19,279,103	104,685,530
Columbia U.S. Treasury Index Fund, Class I Shares(a)	1,014,429	11,209,441
Total		294,533,825
Total Fixed-Income Funds (Cost: $371,344,045)		374,865,435
Alternative Investment Funds 6.0%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	286,966	2,737,656
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	1,069,885	10,795,133
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	1,665,381	15,954,353
Columbia Flexible Capital Income Fund, Class I Shares(a)	975,377	12,201,969
Total Alternative Investment Funds (Cost: $40,445,332)		41,689,111

Options Purchased Puts 0.1%

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	94	1,600.00	12/19/14	258,500
Total Options Purchased Puts (Cost: $1,598,324)				258,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2014 (Unaudited)

Money Market Funds 8.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.097%(a)(c)	61,557,238	61,557,238
Total Money Market Funds (Cost: $61,557,238)		61,557,238
Total Investments (Cost: $654,279,388)		691,218,629
Other Assets & Liabilities, Net		1,289,280
Net Assets		692,507,909

Investments in Derivatives

Futures Contracts Outstanding at July 31, 2014

At July 31, 2014, cash totaling $1,946,007 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
RUSSELL 2000 EMINI ICE	30	USD	3,350,100	09/2014	—	(109,624)
S&P MID 400 EMINI	43	USD	5,881,540	09/2014	—	(132,115)
S&P 500 EMINI	89	USD	8,565,360	09/2014	—	(127,656)
SPI 200	28	AUD	3,623,340	09/2014	138,534	—
TOPIX INDEX	102	JPY	12,816,313	09/2014	373,899	—
US 5YR NOTE	18	USD	2,139,047	09/2014	—	(9,741)
US 10YR NOTE	33	USD	4,112,110	09/2014	—	(6,260)
US LONG BOND	18	USD	2,473,313	09/2014	31,743	—
Total					544,176	(385,396)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	2,913,311	116,021	(126,483)	(5,442)	2,897,407	—	—	2,737,656
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	11,104,838	81,959	(396,614)	(1,396)	10,788,787	—	—	10,795,133
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	16,393,645	600,357	(125,886)	(3,264)	16,864,852	—	—	15,954,353

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Contrarian Core Fund, Class I Shares	20,710,096	5,007	(2,702,390)	1,290,818	19,303,531	—	—	28,947,092
Columbia Convertible Securities Fund, Class I Shares	5,675,362	188,257	(550,986)	109,096	5,421,729	58,811	82,719	6,913,135
Columbia Corporate Income Fund, Class I Shares	130,923,966	2,617,666	(5,232,078)	85,807	128,395,361	—	2,057,518	130,769,243
Columbia Emerging Markets Bond Fund, Class I Shares	31,958,177	731,448	(2,877,987)	22,685	29,834,323	—	717,077	30,970,341
Columbia Emerging Markets Fund, Class I Shares	2,528,707	1,010	(2,686,210)	156,493	—	—	—	—
Columbia European Equity Fund, Class I Shares	19,671,548	3,009,437	(5,223,449)	1,618,505	19,076,041	—	—	21,599,599
Columbia Flexible Capital Income Fund, Class I Shares	10,341,532	202,855	(825,956)	175,855	9,894,286	—	202,854	12,201,969
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares	—	1,606,435	(62,296)	1,587	1,545,726	—	—	1,609,101
Columbia Income Opportunities Fund, Class I Shares	31,839,381	738,212	(11,672,044)	778,897	21,684,446	—	737,849	22,659,327
Columbia Inflation Protected Securities Fund, Class I Shares	17,783,274	349,031	(2,441,962)	(171,300)	15,519,043	—	210,740	14,607,579
Columbia International Bond Fund, Class I Shares	3,687,636	24,702	(171,951)	1,629	3,542,016	—	23,224	3,572,127
Columbia Large Cap Growth Fund, Class I Shares	12,521,663	329,520	(2,884,725)	1,656,518	11,622,976	—	—	17,111,050
Columbia Large Core Quantitative Fund, Class I Shares	14,948,204	12,671	(1,939,647)	832,745	13,853,973	—	—	20,661,416
Columbia Large Growth Quantitative Fund, Class I Shares	24,095,247	81,367	(5,879,775)	181,232	18,478,071	—	—	20,666,060
Columbia Large Value Quantitative Fund, Class I Shares	34,470,275	5,062,871	(3,776,172)	16,683	35,773,657	—	—	37,699,193
Columbia Limited Duration Credit Fund, Class I Shares	46,692,362	1,034,097	(1,136,402)	46,049	46,636,106	—	453,195	47,869,611

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Mid Cap Growth Fund, Class I Shares	6,119,638	385,823	(630,334)	98,580	5,973,707	—	—	6,835,852
Columbia Mid Cap Value Fund, Class I Shares	5,732,569	570,138	(766,482)	195,292	5,731,517	545,517	19,978	6,829,507
Columbia Overseas Value Fund, Class I Shares	35,649,591	916,279	(8,686,811)	242,538	28,121,597	—	131,070	29,151,353
Columbia Pacific/Asia Fund, Class I Shares	4,129,886	1,023,790	(548,682)	72,648	4,677,642	—	4,974	5,225,863
Columbia Select Large Cap Equity Fund, Class I Shares	7,215,692	446,765	(585,849)	(27,516)	7,049,092	416,454	8,811	6,862,554
Columbia Short-Term Cash Fund	42,835,142	27,670,334	(8,948,238)	—	61,557,238	—	24,093	61,557,238
Columbia Small Cap Core Fund, Class I Shares	9,986,930	316,807	(789,904)	158,812	9,672,645	—	—	11,258,806
Columbia U.S. Government Mortgage Fund, Class I Shares	107,287,939	2,903,781	(3,209,339)	(69,218)	106,913,163	—	1,684,336	104,685,530
Columbia U.S. Treasury Index Fund, Class I Shares	11,897,714	255,712	(281,911)	(19,383)	11,852,132	—	82,367	11,209,441
Total	669,114,325	51,282,352	(75,160,563)	7,444,950	652,681,064	1,020,782	6,440,805	690,960,129

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at July 31, 2014.

Currency Legend

AUD  Australian Dollar

JPY  Japanese Yen

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2014 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at July 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	212,848,345	—	—	212,848,345
Fixed-Income Funds	374,865,435	—	—	374,865,435
Alternative Investment Funds	41,689,111	—	—	41,689,111
Money Market Funds	61,557,238	—	—	61,557,238
Total Mutual Funds	690,960,129	—	—	690,960,129
Other
Options Purchased Puts	258,500	—	—	258,500
Total Other	258,500	—	—	258,500
Investments in Securities	691,218,629	—	—	691,218,629
Derivatives
Assets
Futures Contracts	544,176	—	—	544,176
Liabilities
Futures Contracts	(385,396)	—	—	(385,396)
Total	691,377,409	—	—	691,377,409

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments

Columbia Capital Allocation Moderate Portfolio

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 46.6%

	Shares	Value ($)
International 12.5%
Columbia Emerging Markets Fund, Class I Shares(a)	1,589,277	17,100,619
Columbia European Equity Fund, Class I Shares(a)	9,875,277	72,385,778
Columbia Overseas Value Fund, Class I Shares(a)	8,377,142	75,896,904
Columbia Pacific/Asia Fund, Class I Shares(a)	4,968,662	47,450,728
Total		212,834,029
U.S. Large Cap 27.4%
Columbia Contrarian Core Fund, Class I Shares(a)	5,163,154	112,092,061
Columbia Large Cap Growth Fund, Class I Shares(a)	834,473	29,565,389
Columbia Large Core Quantitative Fund, Class I Shares(a)	8,025,905	72,233,148
Columbia Large Growth Quantitative Fund, Class I Shares(a)	5,952,180	54,641,014
Columbia Large Value Quantitative Fund, Class I Shares(a)	8,878,486	84,611,971
Columbia Select Large Cap Equity Fund, Class I Shares(a)	2,178,058	27,661,334
Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	2,584,410	46,700,292
Columbia Select Large-Cap Value Fund, Class I Shares(a)	1,644,077	37,813,774
Total		465,318,983
U.S. Mid Cap 4.3%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	1,152,457	36,867,084
Columbia Mid Cap Value Fund, Class I Shares(a)	1,032,030	18,359,818
Columbia Small/Mid Cap Value Fund, Class I Shares(a)	1,661,018	18,022,047
Total		73,248,949
U.S. Small Cap 2.4%
Columbia Select Smaller-Cap Value Fund, Class I Shares(a)(b)	353,480	8,190,127
Columbia Small Cap Core Fund, Class I Shares(a)	1,236,115	24,425,628

Equity Funds (continued)

	Shares	Value ($)
Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	257,704	7,463,112
Total		40,078,867
Total Equity Funds (Cost: $624,758,960)		791,480,828
Fixed-Income Funds 39.9%
Convertible 1.0%
Columbia Convertible Securities Fund, Class I Shares(a)	880,317	17,025,334
Emerging Markets 1.8%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	2,650,563	30,852,554
High Yield 6.5%
Columbia Income Opportunities Fund, Class I Shares(a)	10,920,045	110,183,256
Inflation Protected Securities 0.9%
Columbia Inflation Protected Securities Fund, Class I Shares(a)	1,601,392	15,165,180
Investment Grade 29.7%
Columbia Corporate Income Fund, Class I Shares(a)	13,985,940	143,076,171
Columbia Intermediate Bond Fund, Class I Shares(a)	22,965,641	211,513,552
Columbia Limited Duration Credit Fund, Class I Shares(a)	3,818,306	38,144,872
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	20,337,589	110,433,109
Total		503,167,704
Total Fixed-Income Funds (Cost: $666,078,062)		676,394,028
Alternative Investment Funds 4.8%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	1,022,301	9,752,752
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	2,862,946	28,887,126
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	3,605,224	34,538,038
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2014 (Unaudited)

Alternative Investment Funds (continued)

	Shares	Value ($)
Columbia Flexible Capital Income Fund, Class I Shares(a)	704,851	8,817,687
Total Alternative Investment Funds (Cost: $82,692,817)		81,995,603

Options Purchased Puts 0.1%

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	337	1,600.00	12/19/14	926,750
Total Options Purchased Puts (Cost: $5,730,163)				926,750

Money Market Funds 8.4%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.097%(a)(c)	142,146,799	142,146,799
Total Money Market Funds (Cost: $142,146,799)		142,146,799
Total Investments (Cost: $1,521,406,801)		1,692,944,008
Other Assets & Liabilities, Net		3,159,384
Net Assets		1,696,103,392

Investments in Derivatives

Futures Contracts Outstanding at July 31, 2014

At July 31, 2014, cash totaling $5,077,126 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
RUSSELL 2000 EMINI ICE	75	USD	8,375,250	09/2014		(274,060)
S&P MID 400 EMINI	198	USD	27,082,440	09/2014		(608,345)
S&P 500 EMINI	218	USD	89,118,240	09/2014		(284,445)
SPI 200	28	AUD	3,623,340	09/2014	138,534
TOPIX INDEX	248	JPY	31,161,231	09/2014	906,241
US 10YR NOTE	112	USD	13,956,251	09/2014		(21,246)
US LONG BOND	39	USD	5,358,844	09/2014	68,778
Total					1,113,553	(1,188,096)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	10,128,971	123,219	(2,719)	(104)	10,249,367	—	—	9,752,752

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	28,887,392	93,632	(85,228)	134	28,895,930	—	—	28,887,126
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	35,862,323	600,077	(9,697)	(521)	36,452,182	—	—	34,538,038
Columbia Contrarian Core Fund, Class I Shares	78,873,699	10,988	(7,242,325)	2,911,437	74,553,799	—	—	112,092,061
Columbia Convertible Securities Fund, Class I Shares	12,734,057	348,998	(1,087,249)	317,431	12,313,237	143,670	203,376	17,025,334
Columbia Corporate Income Fund, Class I Shares	156,553,769	2,454,621	(18,641,687)	425,833	140,792,536	—	2,439,443	143,076,171
Columbia Emerging Markets Bond Fund, Class I Shares	30,330,593	762,486	(1,470,430)	33,507	29,656,156	—	701,323	30,852,554
Columbia Emerging Markets Fund, Class I Shares	29,810,957	198,971	(14,703,323)	176,483	15,483,088	—	—	17,100,619
Columbia European Equity Fund, Class I Shares	59,739,469	147,301	(6,538,229)	2,005,219	55,353,760	—	—	72,385,778

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Flexible Capital Income Fund, Class I Shares	7,267,193	145,364	(403,247)	86,028	7,095,338	—	145,364	8,817,687
Columbia Income Opportunities Fund, Class I Shares	102,704,665	2,764,837	(2,148,502)	564,072	103,885,072	—	2,764,838	110,183,256
Columbia Inflation Protected Securities Fund, Class I Shares	16,737,850	236,448	(385,935)	(34,941)	16,553,422	—	216,099	15,165,180
Columbia Intermediate Bond Fund, Class I Shares	226,153,694	4,129,400	(19,486,561)	1,199,592	211,996,125	—	3,054,487	211,513,552
Columbia Large Cap Growth Fund, Class I Shares	17,125,890	71,950	(1,618,842)	952,600	16,531,598	—	—	29,565,389
Columbia Large Core Quantitative Fund, Class I Shares	47,184,073	39,669	(4,593,828)	2,700,075	45,329,989	—	—	72,233,148
Columbia Large Growth Quantitative Fund, Class I Shares	48,378,129	13,030	(3,938,629)	291,499	44,744,029	—	—	54,641,014
Columbia Large Value Quantitative Fund, Class I Shares	77,245,319	8,284,025	(6,012,203)	74,742	79,591,883	—	—	84,611,971
Columbia Limited Duration Credit Fund, Class I Shares	37,809,997	420,049	(144,547)	3,361	38,088,860	—	358,649	38,144,872

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Mid Cap Growth Fund, Class I Shares	31,679,977	298,551	(1,051,305)	253,752	31,180,975	—	—	36,867,084
Columbia Mid Cap Value Fund, Class I Shares	14,787,668	1,511,085	(1,811,332)	431,574	14,918,995	1,456,974	53,814	18,359,818
Columbia Overseas Value Fund, Class I Shares	8,405,206	68,387,244	(2,057,696)	10,472	74,745,226	—	339,049	75,896,904
Columbia Pacific/Asia Fund, Class I Shares	51,901,324	313,687	(15,967,640)	2,551,404	38,798,775	—	44,587	47,450,728
Columbia Select Large Cap Equity Fund, Class I Shares	29,260,809	1,709,857	(1,521,482)	(67,657)	29,381,527	1,660,388	35,130	27,661,334
Columbia Select Large Cap Growth Fund, Class I Shares	30,450,822	4,334,538	(1,919,199)	643,967	33,510,128	3,832,888	—	46,700,292
Columbia Select Large-Cap Value Fund, Class I Shares	25,098,096	2,203	(2,670,181)	1,132,109	23,562,227	—	—	37,813,774
Columbia Select Smaller-Cap Value Fund, Class I Shares	12,644,045	13,921	(8,655,591)	2,181,827	6,184,202	—	—	8,190,127
Columbia Short-Term Cash Fund	139,047,874	60,579,754	(57,480,829)	—	142,146,799	—	56,046	142,146,799
Columbia Small/Mid Cap Value Fund	12,502,028	18,703	(954,678)	557,191	12,123,244	—	—	18,022,047
Columbia Small Cap Core Fund, Class I Shares	21,136,088	70,761	(578,248)	116,563	20,745,164	—	—	24,425,628

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Small Cap Growth Fund I, Class I Shares	8,004,302	191,745	(181,759)	6,065	8,020,353	—	—	7,463,112
Columbia U.S. Government Mortgage Fund, Class I Shares	111,206,159	2,043,332	(451,460)	(5,379)	112,792,652	—	1,758,209	110,433,109
Total	1,519,652,438	160,320,446	(183,814,581)	19,518,335	1,515,676,638	7,093,920	12,170,414	1,692,017,258

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at July 31, 2014.

Currency Legend

AUD  Australian Dollar

JPY  Japanese Yen

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2014 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at July 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	791,480,828	—	—	791,480,828
Fixed-Income Funds	676,394,028	—	—	676,394,028
Alternative Investment Funds	81,995,603	—	—	81,995,603
Money Market Funds	142,146,799	—	—	142,146,799
Total Mutual Funds	1,692,017,258	—	—	1,692,017,258
Other
Options Purchased Puts	926,750	—	—	926,750
Total Other	926,750	—	—	926,750
Investments in Securities	1,692,944,008	—	—	1,692,944,008
Derivatives
Assets
Futures Contracts	1,113,553	—	—	1,113,553
Liabilities
Futures Contracts	(1,188,096)	—	—	(1,188,096)
Total	1,692,869,465	—	—	1,692,869,465

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 60.5%

	Shares	Value ($)
International 15.9%
Columbia Emerging Markets Fund, Class I Shares(a)	5,606,101	60,321,643
Columbia European Equity Fund, Class I Shares(a)	14,634,139	107,268,237
Columbia Overseas Value Fund, Class I Shares(a)	13,736,985	124,457,087
Columbia Pacific/Asia Fund, Class I Shares(a)	8,936,821	85,346,645
Total		377,393,612
U.S. Large Cap 34.4%
Columbia Contrarian Core Fund, Class I Shares(a)	7,487,026	162,543,337
Columbia Large Cap Growth Fund, Class I Shares(a)	2,137,860	75,744,376
Columbia Large Core Quantitative Fund, Class I Shares(a)	16,071,930	144,647,374
Columbia Large Growth Quantitative Fund, Class I Shares(a)	6,698,911	61,496,004
Columbia Large Value Quantitative Fund, Class I Shares(a)	16,185,541	154,248,208
Columbia Select Large Cap Equity Fund, Class I Shares(a)	3,809,175	48,376,519
Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	4,989,206	90,154,946
Columbia Select Large-Cap Value Fund, Class I Shares(a)	3,377,646	77,685,858
Total		814,896,622
U.S. Mid Cap 6.9%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	2,560,232	81,901,819
Columbia Mid Cap Value Fund, Class I Shares(a)	2,337,639	41,586,603
Columbia Small/Mid Cap Value Fund, Class I Shares(a)	3,755,955	40,752,109
Total		164,240,531
U.S. Small Cap 3.3%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares(a)(b)	2,047,657	16,156,011
Columbia Select Smaller-Cap Value Fund, Class I Shares(a)(b)	386,487	8,954,908
Columbia Small Cap Core Fund, Class I Shares(a)	635,947	12,566,318

Equity Funds (continued)

	Shares	Value ($)
Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	1,411,124	40,866,138
Total		78,543,375
Total Equity Funds (Cost: $1,158,974,288)		1,435,074,140

Fixed-Income Funds 26.5%

Emerging Markets 1.3%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	2,677,991	31,171,814
High Yield 6.8%
Columbia High Yield Bond Fund, Class I Shares(a)	7,980,465	23,861,590
Columbia Income Opportunities Fund, Class I Shares(a)	13,553,503	136,754,845
Total		160,616,435
Inflation Protected Securities 0.4%
Columbia Inflation Protected Securities Fund, Class I Shares(a)	948,085	8,978,367
International 0.9%
Columbia International Bond Fund, Class I Shares(a)	1,866,870	21,058,289
Investment Grade 17.1%
Columbia Corporate Income Fund, Class I Shares(a)	18,788,824	192,209,675
Columbia Mortgage Opportunities Fund, Class I Shares(a)	2,146,470	21,722,274
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	31,607,286	171,627,565
Columbia U.S. Treasury Index Fund, Class I Shares(a)	1,850,618	20,449,327
Total		406,008,841
Total Fixed-Income Funds (Cost: $620,765,899)		627,833,746

Alternative Investment Funds 3.1%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	1,438,579	13,724,047
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	2,360,791	23,820,381

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2014 (Unaudited)

Alternative Investment Funds (continued)

	Shares	Value ($)
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	2,065,132	19,783,959
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	1,817,392	15,102,531
Total Alternative Investment Funds (Cost: $76,255,842)		72,430,918
Common Stocks —%
Consumer Staples —%
Food Products —%
China Milk Products Group Ltd.(b)(c)(d)(e)	322,000	—
Total Consumer Staples		—
Total Common Stocks (Cost: $172,880)		—

Options Purchased Puts 0.1%

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	592	1,600.00	12/19/14	1,628,000
Total Options Purchased Puts (Cost: $10,066,042)				1,628,000

Money Market Funds 9.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.097%(a)(f)	228,114,579	228,114,579
Total Money Market Funds (Cost: $228,114,579)		228,114,579
Total Investments (Cost: $2,094,349,530)		2,365,081,383
Other Assets & Liabilities, Net		4,925,686
Net Assets		2,370,007,069

Investments in Derivatives

Futures Contracts Outstanding at July 31, 2014

At July 31, 2014, cash totaling $9,256,359 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
RUSSELL 2000 EMINI ICE	105	USD	11,725,350	09/2014	—	(383,685)
S&P MID 400 EMINI	360	USD	49,240,800	09/2014	—	(1,106,082)
S&P 500 EMINI	776	USD	74,682,240	09/2014	—	(864,813)
TOPIX INDEX	348	JPY	43,726,243	09/2014	1,272,479	—
US 10YR NOTE	44	USD	5,482,813	09/2014	—	(8,347)
Total					1,272,479	(2,362,927)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	14,523,154	14,377	(6,474)	(261)	14,530,796	—	—	13,724,047
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	23,830,605	7,208	(56,495)	(231)	23,781,087	—	—	23,820,381
Columbia Absolute Return Enhanced Multi- Strategy Fund, Class I Shares	43,786,885	67,177	(21,507,138)	(1,422,405)	20,924,519	—	—	19,783,959
Columbia Commodity Strategy Fund, Class I Shares	17,681,220	2,678	(607,212)	(57,246)	17,019,440	—	—	15,102,531
Columbia Contrarian Core Fund, Class I Shares	115,542,514	187	(9,285,203)	5,144,351	111,401,849	—	—	162,543,337
Columbia Convertible Securities Fund, Class I Shares	19,563,488	489,548	(25,736,875)	5,683,839	—	203,056	286,493	—
Columbia Corporate Income Fund, Class I Shares	218,761,904	3,425,664	(35,383,971)	1,894,427	188,698,024	—	3,417,847	192,209,675

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Emerging Markets Bond Fund, Class I Shares	30,951,803	714,134	(1,259,653)	23,241	30,429,525	—	706,842	31,171,814
Columbia Emerging Markets Fund, Class I Shares	88,129,644	32,954	(33,733,151)	1,140,157	55,569,604	—	—	60,321,643
Columbia European Equity Fund, Class I Shares	57,866,452	35,272,741	(1,702,246)	534,043	91,970,990	—	—	107,268,237
Columbia Flexible Capital Income Fund, Class I Shares	5,441,039	109,146	(7,004,695)	1,454,510	—	—	109,145	—
Columbia High Yield Bond Fund, Class I Shares	22,790,785	652,978	(484,083)	43,169	23,002,849	—	652,832	23,861,590
Columbia Income Opportunities Fund, Class I Shares	129,918,509	3,431,895	(2,583,652)	403,542	131,170,294	—	3,431,334	136,754,845
Columbia Inflation Protected Securities Fund, Class I Shares	—	8,853,847	(17,305)	280	8,836,822	—	103,382	8,978,367
Columbia International Bond Fund, Class I Shares	20,975,084	138,510	(247,863)	3,567	20,869,298	—	136,353	21,058,289
Columbia Large Cap Growth Fund, Class I Shares	48,703,459	3,327	(3,511,313)	1,304,754	46,500,227	—	—	75,744,376

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Large Core Quantitative Fund, Class I Shares	102,635,678	5,148	(8,263,994)	4,157,236	98,534,068	—	—	144,647,374
Columbia Large Growth Quantitative Fund, Class I Shares	56,234,275	477	(4,013,024)	1,530,426	53,752,154	—	—	61,496,004
Columbia Large Value Quantitative Fund, Class I Shares	152,433,525	4,683	(10,637,059)	2,626,191	144,427,340	—	—	154,248,208
Columbia Mid Cap Growth Fund, Class I Shares	69,192,702	26,516	(1,965,315)	255,448	67,509,351	—	—	81,901,819
Columbia Mid Cap Value Fund, Class I Shares	33,961,450	3,443,361	(3,670,667)	928,599	34,662,743	3,321,517	121,796	41,586,603
Columbia Mortgage Opportunities Fund, Class I Shares	—	21,596,021	(131,495)	845	21,465,371	—	95,468	21,722,274
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	8,848,601	2,002	(500,065)	314,028	8,664,566	—	—	16,156,011
Columbia Overseas Value Fund, Class I Shares	33,975,477	88,131,097	(3,185,054)	477,513	119,399,033	—	557,045	124,457,087
Columbia Pacific/Asia Fund, Class I Shares	70,719,613	3,001,021	(4,641,009)	819,258	69,898,883	—	80,392	85,346,645

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Select Large Cap Equity Fund, Class I Shares	38,119,843	14,507,613	(2,148,890)	(96,330)	50,382,236	2,909,678	61,563	48,376,519
Columbia Select Large Cap Growth Fund, Class I Shares	62,490,230	7,432,469	(3,225,436)	1,100,881	67,798,144	7,382,510	—	90,154,946
Columbia Select Large-Cap Value Fund, Class I Shares	57,248,987	90	(4,875,296)	1,411,076	53,784,857	—	—	77,685,858
Columbia Select Smaller-Cap Value Fund, Class I Shares	2,522,489	5,530,998	(127,539)	32,893	7,958,841	—	—	8,954,908
Columbia Short-Term Cash Fund	269,023,971	108,946,196	(149,855,588)	—	228,114,579	—	94,403	228,114,579
Columbia Small Cap Core Fund, Class I Shares	10,858,282	2,943	(233,288)	46,862	10,674,799	—	—	12,566,318
Columbia Small Cap Growth Fund I, Class I Shares	43,447,145	82,339	(970,594)	126,539	42,685,429	—	—	40,866,138
Columbia Small Cap Value Fund II, Class I Shares	14,728,770	—	(17,200,048)	2,471,278	—	—	—	—
Columbia Small/Mid Cap Value Fund, Class I Shares	24,187,362	1,561	(1,888,726)	1,098,977	23,399,174	—	1,319	40,752,109

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia U.S. Government Mortgage Fund, Class I Shares	173,492,860	2,765,524	(1,041,754)	13,015	175,229,645	—	2,735,782	171,627,565
Columbia U.S. Treasury Index Fund, Class I Shares	12,224,017	8,875,574	(33,360)	(2,160)	21,064,071	—	120,468	20,449,327
Total	2,094,811,822	317,572,004	(361,735,530)	33,462,312	2,084,110,608	13,816,761	12,712,464	2,363,453,383

(b)  Non-income producing.

(c)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2014 was $0, which represents less than 0.01% of net assets. Information concerning such security holdings at July 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
China Milk Products Group Ltd.	11/17/2010	172,880

(d)  Negligible market value.

(e)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2014, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(f)  The rate shown is the seven-day current annualized yield at July 31, 2014.

Currency Legend

JPY  Japanese Yen

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2014 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at July 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Mutual Funds
Equity Funds	1,435,074,140	—	—		1,435,074,140
Fixed-Income Funds	627,833,746	—	—		627,833,746
Alternative Investment Funds	72,430,918	—	—		72,430,918
Money Market Funds	228,114,579	—	—		228,114,579
Total Mutual Funds	2,363,453,383	—	—		2,363,453,383
Other
Options Purchased Puts	1,628,000	—	—		1,628,000
Total Other	1,628,000	—	—		1,628,000
Equity Securities
Common Stocks
Consumer Staples	—	—	0	(a)	0	(a)
Total Equity Securities	—	—	0	(a)	0	(a)
Investments in Securities	2,365,081,383	—	—		2,365,081,383
Derivatives
Assets
Futures Contracts	1,272,479	—	—		1,272,479
Liabilities
Futures Contracts	(2,362,927)	—	—		(2,362,927)
Total	2,363,990,935	—	0	(a)	2,363,990,935

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments

Columbia Capital Allocation Aggressive Portfolio

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 74.6%

	Shares	Value ($)
International 20.2%
Columbia Emerging Markets Fund, Class I Shares(a)	2,675,859	28,792,248
Columbia European Equity Fund, Class I Shares(a)	4,734,927	34,707,017
Columbia Overseas Value Fund, Class I Shares(a)	4,576,555	41,463,589
Columbia Pacific/Asia Fund, Class I Shares(a)	3,046,967	29,098,532
Total		134,061,386
U.S. Large Cap 40.3%
Columbia Contrarian Core Fund, Class I Shares(a)	2,479,233	53,824,145
Columbia Large Cap Growth Fund, Class I Shares(a)	582,729	20,646,087
Columbia Large Core Quantitative Fund, Class I Shares(a)	4,515,949	40,643,543
Columbia Large Growth Quantitative Fund, Class I Shares(a)	2,292,935	21,049,140
Columbia Large Value Quantitative Fund, Class I Shares(a)	4,923,765	46,923,486
Columbia Select Large Cap Equity Fund, Class I Shares(a)	2,244,636	28,506,877
Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	1,741,946	31,476,957
Columbia Select Large-Cap Value Fund, Class I Shares(a)	1,091,056	25,094,291
Total		268,164,526
U.S. Mid Cap 9.9%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	1,028,558	32,903,578
Columbia Mid Cap Value Fund, Class I Shares(a)	750,386	13,349,356
Columbia Small/Mid Cap Value Fund, Class I Shares(a)	1,800,119	19,531,295
Total		65,784,229
U.S. Small Cap 4.2%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares(a)(b)	820,640	6,474,849
Columbia Select Smaller-Cap Value Fund, Class I Shares(a)(b)	209,223	4,847,703
Columbia Small Cap Core Fund, Class I Shares(a)	520,767	10,290,343

Equity Funds (continued)

	Shares	Value ($)
Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	207,544	6,010,474
Total		27,623,369
Total Equity Funds (Cost: $391,900,352)		495,633,510

Fixed-Income Funds 12.5%

Emerging Markets 0.5%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	290,950	3,386,661
High Yield 4.7%
Columbia High Yield Bond Fund, Class I Shares(a)	3,333,188	9,966,232
Columbia Income Opportunities Fund, Class I Shares(a)	2,134,796	21,540,091
Total		31,506,323
Investment Grade 7.3%
Columbia Corporate Income Fund, Class I Shares(a)	2,717,370	27,798,701
Columbia Mortgage Opportunities Fund, Class I Shares(a)	372,788	3,772,615
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	3,067,799	16,658,147
Total		48,229,463
Total Fixed-Income Funds (Cost: $81,755,107)		83,122,447

Alternative Investment Funds 2.0%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	199,084	1,899,261
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	660,202	6,661,437
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	613,444	5,097,717
Total Alternative Investment Funds (Cost: $13,874,852)		13,658,415

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2014 (Unaudited)

Options Purchased Puts 0.1%

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	199	1,600.00	12/19/14	547,250
Total Options Purchased Puts (Cost: $3,383,686)				547,250

Money Market Funds 10.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.097%(a)(c)	69,925,107	69,925,107
Total Money Market Funds (Cost: $69,925,107)		69,925,107
Total Investments (Cost: $560,839,104)		662,886,729
Other Assets & Liabilities, Net		1,832,132
Net Assets		664,718,861

Investments in Derivatives

Futures Contracts Outstanding at July 31, 2014

At July 31, 2014, cash totaling $2,904,535 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
RUSSELL 2000 EMINI ICE	59	USD	6,588,530	09/2014	—	(215,594)
S&P MID 400 EMINI	123	USD	16,823,940	09/2014	—	(377,911)
S&P 500 EMINI	224	USD	21,557,760	09/2014	—	(77,037)
TOPIX INDEX	108	JPY	13,570,213	09/2014	423,902	—
Total					423,902	(670,542)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	1,743,937	223,775	—	—	1,967,712	—	—	1,899,261
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	6,647,030	88,792	(40,507)	(232)	6,695,083	—	—	6,661,437
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	3,400,572	405,882	(3,617,408)	(189,046)	—	—	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	5,310,892	54,697	(157,802)	4,270	5,212,057	—	—	5,097,717
Columbia Contrarian Core Fund, Class I Shares	35,757,701	51,022	(1,807,886)	393,891	34,394,728	—	—	53,824,145
Columbia Corporate Income Fund, Class I Shares	32,740,838	672,566	(6,196,281)	263,203	27,480,326	—	509,372	27,798,701
Columbia Emerging Markets Bond Fund, Class I Shares	3,288,572	92,150	(139,936)	4,576	3,245,362	—	76,618	3,386,661
Columbia Emerging Markets Fund, Class I Shares	33,545,358	560,697	(9,204,970)	1,278,210	26,179,295	—	—	28,792,248
Columbia European Equity Fund, Class I Shares	36,512,381	298,060	(13,966,476)	4,254,586	27,098,551	—	—	34,707,017
Columbia Flexible Capital Income Fund, Class I Shares	2,800,771	63,496	(3,598,455)	734,188	—	—	56,595	—
Columbia High Yield Bond Fund, Class I Shares	9,709,528	331,389	(77,742)	854	9,964,029	—	270,407	9,966,232
Columbia Income Opportunities Fund, Class I Shares	19,850,091	682,169	(160,161)	26,190	20,398,289	—	536,075	21,540,091
Columbia Large Cap Growth Fund, Class I Shares	10,831,118	115,275	(554,144)	203,858	10,596,107	—	—	20,646,087
Columbia Large Core Quantitative Fund, Class I Shares	20,290,134	5,365,696	(1,340,745)	451,565	24,766,650	—	—	40,643,543
Columbia Large Growth Quantitative Fund, Class I Shares	18,006,192	48,609	(850,465)	325,559	17,529,895	—	—	21,049,140

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Large Value Quantitative Fund, Class I Shares	45,966,722	308,214	(2,140,705)	31,690	44,165,921	—	—	46,923,486
Columbia Mid Cap Growth Fund, Class I Shares	26,771,184	494,470	(407,128)	61,117	26,919,643	—	—	32,903,578
Columbia Mid Cap Value Fund, Class I Shares	10,511,837	1,094,725	(887,004)	214,985	10,934,543	1,054,626	38,669	13,349,356
Columbia Mortgage Opportunities Fund, Class I Shares	—	3,728,766	—	—	3,728,766	—	16,361	3,772,615
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	3,868,057	26,897	(90,788)	57,026	3,861,192	—	—	6,474,849
Columbia Overseas Value Fund, Class I Shares	3,243,671	38,328,722	(759,749)	946	40,813,590	—	184,442	41,463,589
Columbia Pacific/Asia Fund, Class I Shares	29,078,698	675,367	(6,748,466)	1,184,529	24,190,128	—	27,062	29,098,532
Columbia Select Large Cap Equity Fund, Class I Shares	29,232,983	1,797,804	(725,393)	(28,784)	30,276,610	1,692,295	35,805	28,506,877
Columbia Select Large Cap Growth Fund, Class I Shares	23,916,976	3,162,870	(6,082,184)	2,034,236	23,031,898	2,580,499	—	31,476,957
Columbia Select Large-Cap Value Fund, Class I Shares	17,553,365	2,681	(1,105,781)	470,033	16,920,298	—	—	25,094,291
Columbia Select Smaller-Cap Value Fund, Class I Shares	3,719,750	19,059	(100,219)	24,729	3,663,319	—	—	4,847,703
Columbia Short-Term Cash Fund	68,866,947	24,206,354	(23,148,194)	—	69,925,107	—	29,497	69,925,107

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Small Cap Core Fund, Class I Shares	8,656,962	96,677	(63,843)	12,931	8,702,727	—	—	10,290,343
Columbia Small Cap Growth Fund I, Class I Shares	5,923,807	381,204	(71,813)	2,817	6,236,015	—	—	6,010,474
Columbia Small/Mid Cap Value Fund, Class I Shares	11,818,166	24,580	(515,847)	292,343	11,619,242	—	—	19,531,295
Columbia U.S. Government Mortgage Fund, Class I Shares	16,576,915	461,887	(99,244)	(1,223)	16,938,335	—	264,258	16,658,147
Total	546,141,155	83,864,552	(84,659,336)	12,109,047	557,455,418	5,327,420	2,045,161	662,339,479

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at July 31, 2014.

Currency Legend

JPY  Japanese Yen

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2014 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at July 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	495,633,510	—	—	495,633,510
Fixed-Income Funds	83,122,447	—	—	83,122,447
Alternative Investment Funds	13,658,415	—	—	13,658,415
Money Market Funds	69,925,107	—	—	69,925,107
Total Mutual Funds	662,339,479	—	—	662,339,479
Other
Options Purchased Puts	547,250	—	—	547,250
Total Other	547,250	—	—	547,250
Investments in Securities	662,886,729	—	—	662,886,729
Derivatives
Assets
Futures Contracts	423,902	—	—	423,902
Liabilities
Futures Contracts	(670,542)	—	—	(670,542)
Total	662,640,089	—	—	662,640,089

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Statement of Assets and Liabilities

July 31, 2014 (Unaudited)

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Assets
Investments, at value
Unaffiliated issuers (identified cost $425,086, $1,598,324, $5,730,163)	$68,750	$258,500	$926,750
Affiliated issuers (identified cost $305,685,600, $652,681,064, $1,515,676,638)	312,408,419	690,960,129	1,692,017,258
Total investments (identified cost $306,110,686, $654,279,388, $1,521,406,801)	312,477,169	691,218,629	1,692,944,008
Margin deposits	690,760	1,946,007	5,077,126
Receivable for:
Investments sold	33,234	324,152	183,968
Capital shares sold	400,863	375,343	794,522
Dividends	412,450	796,579	1,656,355
Variation margin	43,747	104,276	254,561
Other assets	31,629	45,258	38,740
Total assets	314,089,852	694,810,244	1,700,949,280
Liabilities
Payable for:
Investments purchased	409,713	791,498	1,645,402
Capital shares purchased	345,324	695,193	1,018,070
Variation margin	292,455	687,073	1,959,230
Investment management fees	512	968	2,236
Distribution and/or service fees	3,308	6,903	16,594
Transfer agent fees	24,007	56,074	104,860
Administration fees	172	383	940
Plan administration fees	1	—	2
Compensation of board members	71,494	18,878	18,077
Other expenses	31,731	45,365	80,477
Total liabilities	1,178,717	2,302,335	4,845,888
Net assets applicable to outstanding capital stock	$312,911,135	$692,507,909	$1,696,103,392
Represented by
Paid-in capital	$303,258,261	$648,074,339	$1,503,590,850
Undistributed (excess of distributions over) net investment income	180,924	277,777	(297,192)
Accumulated net realized gain	3,159,156	7,060,194	21,354,430
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(356,336)	(1,339,824)	(4,803,413)
Investments — affiliated issuers	6,722,819	38,279,065	176,340,620
Foreign currency translations	(774)	(2,422)	(7,360)
Futures contracts	(52,915)	158,780	(74,543)
Total — representing net assets applicable to outstanding capital stock	$312,911,135	$692,507,909	$1,696,103,392

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Statement of Assets and Liabilities (continued)

July 31, 2014 (Unaudited)

	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio		Columbia Capital Allocation Moderate Portfolio
Class A
Net assets	$252,345,962		$551,816,343		$1,457,661,177
Shares outstanding	24,591,449		49,275,564		123,215,065
Net asset value per share	$10.26		$11.20		$11.83
Maximum offering price per share(a)	$10.77		$11.88		$12.55
Class B
Net assets	$9,818,468		$21,886,587		$59,228,530
Shares outstanding	959,795		1,964,740		5,031,136
Net asset value per share	$10.23		$11.14		$11.77
Class C
Net assets	$47,037,633		$88,850,496		$174,539,524
Shares outstanding	4,608,609		8,033,555		14,857,878
Net asset value per share	$10.21		$11.06		$11.75
Class K
Net assets	$94,553		$3,251		$277,718
Shares outstanding	9,301		294		23,497
Net asset value per share	$10.17		$11.05	(b)	$11.82
Class R
Net assets	$190,627		$2,142,593		$1,484,294
Shares outstanding	18,586		191,048		125,768
Net asset value per share	$10.26		$11.21		$11.80
Class R4
Net assets	$77,864		$713,264		$23,231
Shares outstanding	7,630		64,169		1,982
Net asset value per share	$10.20		$11.12		$11.72
Class R5
Net assets	$2,423		$127,494		$2,480
Shares outstanding	237		11,472		212
Net asset value per share	$10.20	(b)	$11.11		$11.72	(b)
Class Y
Net assets	$2,423		$2,429		$2,479
Shares outstanding	237		221		212
Net asset value per share	$10.20	(b)	$11.00	(b)	$11.72	(b)
Class Z
Net assets	$3,341,182		$26,965,452		$2,883,959
Shares outstanding	325,690		2,435,506		244,047
Net asset value per share	$10.26		$11.07		$11.82

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75% for Columbia Capital Allocation Conservative Portfolio and dividing the net asset value by 1.0 minus the maximum sales charge of 5.75% for Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Statement of Assets and Liabilities (continued)

July 31, 2014 (Unaudited)

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Assets
Investments, at value
Unaffiliated issuers (identified cost $10,238,922, $3,383,686)	$1,628,000	$547,250
Affiliated issuers (identified cost $2,084,110,608, $557,455,418)	2,363,453,383	662,339,479
Total investments (identified cost $2,094,349,530, $560,839,104)	2,365,081,383	662,886,729
Cash	53,507	—
Margin deposits	9,256,359	2,904,535
Receivable for:
Investments sold	387,527	370,027
Capital shares sold	874,321	447,693
Dividends	1,680,229	259,921
Reclaims	455	—
Variation margin	356,749	101,504
Trustees' deferred compensation plan	113,327	—
Other assets	83,429	32,452
Total assets	2,377,887,286	667,002,861
Liabilities
Payable for:
Investments purchased	1,662,802	254,343
Capital shares purchased	1,661,765	655,775
Variation margin	3,921,442	1,257,285
Investment management fees	3,593	1,101
Distribution and/or service fees	21,594	6,393
Transfer agent fees	249,916	46,165
Administration fees	1,317	370
Plan administration fees	1	—
Compensation of board members	122,379	13,538
Other expenses	122,081	49,030
Trustees' deferred compensation plan	113,327	—
Total liabilities	7,880,217	2,284,000
Net assets applicable to outstanding capital stock	$2,370,007,069	$664,718,861
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Statement of Assets and Liabilities (continued)

July 31, 2014 (Unaudited)

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Represented by
Paid-in capital	$2,055,602,034	$549,590,046
Undistributed (excess of distributions over) net investment income	(2,055,298)	(83,373)
Accumulated net realized gain	46,828,734	13,413,993
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(8,610,922)	(2,836,436)
Investments — affiliated issuers	279,342,775	104,884,061
Foreign currency translations	(9,806)	(2,790)
Futures contracts	(1,090,448)	(246,640)
Total — representing net assets applicable to outstanding capital stock	$2,370,007,069	$664,718,861
Class A
Net assets	$1,846,081,208	$577,466,907
Shares outstanding	142,848,073	43,649,114
Net asset value per share	$12.92	$13.23
Maximum offering price per share(a)	$13.71	$14.04
Class B
Net assets	$76,153,077	$27,077,781
Shares outstanding	5,947,341	2,054,267
Net asset value per share	$12.80	$13.18
Class C
Net assets	$211,633,674	$57,563,896
Shares outstanding	16,286,369	4,435,630
Net asset value per share	$12.99	$12.98
Class K
Net assets	$97,784	$69,009
Shares outstanding	7,585	5,204
Net asset value per share	$12.89	$13.26
Class R
Net assets	$4,924,453	$873,758
Shares outstanding	381,504	66,463
Net asset value per share	$12.91	$13.15
Class R4
Net assets	$39,218	$11,745
Shares outstanding	3,015	900
Net asset value per share	$13.01	$13.04 (b)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Statement of Assets and Liabilities (continued)

July 31, 2014 (Unaudited)

	Columbia Capital Allocation Moderate Aggressive Portfolio		Columbia Capital Allocation Aggressive Portfolio
Class R5
Net assets	$620,121		$387,568
Shares outstanding	47,686		29,703
Net asset value per share	$13.00		$13.05
Class T
Net assets	$101,053,433		$—
Shares outstanding	7,820,214		—
Net asset value per share	$12.92		$—
Maximum offering price per share(a)	$13.71		$—
Class Y
Net assets	$2,397		$2,561
Shares outstanding	187		196
Net asset value per share	$12.79	(b)	$13.04	(b)
Class Z
Net assets	$129,401,704		$1,265,636
Shares outstanding	10,025,869		95,906
Net asset value per share	$12.91		$13.20

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Statement of Operations

Six Months Ended July 31, 2014 (Unaudited)

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$3,240,880	$6,440,805	$12,170,414
Interest	—	107	—
Total income	3,240,880	6,440,912	12,170,414
Expenses:
Investment management fees	90,102	147,086	345,206
Distribution and/or service fees
Class A	319,582	692,616	1,811,440
Class B	55,055	121,675	326,330
Class C	235,347	437,117	850,159
Class R	469	5,449	3,457
Transfer agent fees
Class A	179,561	381,124	1,019,205
Class B	7,735	16,754	45,935
Class C	33,058	60,128	119,570
Class K	24	4	81
Class R	132	1,499	972
Class R4	3	324	3
Class R5	1	28	—
Class Z	2,065	17,889	2,188
Administration fees	31,698	69,464	168,928
Plan administration fees
Class K	119	18	403
Compensation of board members	11,385	10,700	16,288
Custodian fees	8,356	9,025	12,914
Printing and postage fees	26,231	44,347	100,869
Registration fees	64,505	84,950	78,949
Professional fees	15,306	17,094	18,840
Other	6,281	8,212	13,429
Total expenses	1,087,015	2,125,503	4,935,166
Expense reductions	(40)	(180)	(130)
Total net expenses	1,086,975	2,125,323	4,935,036
Net investment income (loss)	2,153,905	4,315,589	7,235,378
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	2,918,965	7,444,950	19,518,586
Capital gain distributions from underlying affiliated funds	117,564	1,020,782	7,093,920
Foreign currency translations	2,386	5,332	49,602
Futures contracts	710,080	1,362,950	2,739,860
Options contracts written	450,853	1,695,206	6,077,495
Net realized gain	4,199,848	11,529,220	35,479,463
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(356,336)	(1,339,824)	(4,803,413)
Investments — affiliated issuers	5,078,410	14,517,202	37,986,098
Foreign currency translations	(958)	(2,343)	(23,865)
Futures contracts	(223,496)	(211,617)	(1,232,444)
Net change in unrealized appreciation (depreciation)	4,497,620	12,963,418	31,926,376
Net realized and unrealized gain	8,697,468	24,492,638	67,405,839
Net increase in net assets resulting from operations	$10,851,373	$28,808,227	$74,641,217

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Statement of Operations (continued)

Six Months Ended July 31, 2014 (Unaudited)

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$12,712,464	$2,045,161
Total income	12,712,464	2,045,161
Expenses:
Investment management fees	588,616	182,631
Distribution and/or service fees
Class A	2,298,236	715,016
Class B	421,383	147,081
Class C	1,035,981	273,800
Class R	11,703	1,974
Class T	153,639	—
Transfer agent fees
Class A	1,486,743	454,842
Class B	68,182	23,405
Class C	167,534	43,535
Class K	20	36
Class R	3,786	628
Class R4	23	10
Class R5	116	97
Class T	82,830	—
Class Z	105,081	806
Administration fees	236,783	65,854
Plan administration fees
Class K	124	179
Compensation of board members	26,113	9,728
Custodian fees	18,524	9,748
Printing and postage fees	150,750	49,613
Registration fees	116,828	66,917
Professional fees	24,062	14,423
Other	16,136	8,982
Total expenses	7,013,193	2,069,305
Fees waived by Distributor — Class T	(8,796)	—
Expense reductions	(15,605)	(180)
Total net expenses	6,988,792	2,069,125
Net investment income (loss)	5,723,672	(23,964)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	175,134	—
Investments — affiliated issuers	33,462,312	12,109,047
Capital gain distributions from underlying affiliated funds	13,816,761	5,327,420
Foreign currency translations	119,442	15,726
Futures contracts	4,473,791	1,854,568
Options contracts written	10,676,192	3,588,788
Net realized gain	62,723,632	22,895,549
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(8,448,130)	(2,836,436)
Investments — affiliated issuers	53,864,831	15,937,539
Foreign currency translations	(64,690)	(4,945)
Futures contracts	(2,471,673)	(790,297)
Net change in unrealized appreciation (depreciation)	42,880,338	12,305,861
Net realized and unrealized gain	105,603,970	35,201,410
Net increase in net assets resulting from operations	$111,327,642	$35,177,446

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets

	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended July 31, 2014 (Unaudited)	Year Ended January 31, 2014(a)	Six Months Ended July 31, 2014 (Unaudited)	Year Ended January 31, 2014(b)(c)
Operations
Net investment income (loss)	$2,153,905	$6,178,720	$4,315,589	$13,047,645
Net realized gain	4,199,848	21,456,384	11,529,220	57,517,677
Net change in unrealized appreciation (depreciation)	4,497,620	(17,531,983)	12,963,418	(37,045,224)
Net increase in net assets resulting from operations	10,851,373	10,103,121	28,808,227	33,520,098
Distributions to shareholders
Net investment income
Class A	(1,851,012)	(6,891,668)	(4,049,032)	(13,915,199)
Class B	(38,149)	(252,474)	(85,826)	(575,701)
Class C	(168,735)	(875,181)	(320,957)	(1,676,381)
Class K	(751)	(2,636)	(66)	(1,066)
Class R	(1,152)	(3,581)	(13,066)	(60,801)
Class R4	(21)	(60)	(4,605)	(80)
Class R5	(23)	(62)	(1,080)	(448)
Class Y	(23)	(63)	(25)	(71)
Class Z	(26,197)	(68,104)	(225,766)	(819,469)
Net realized gains
Class A	(8,639,800)	(9,182,882)	(26,903,907)	(15,327,654)
Class B	(350,630)	(506,183)	(1,102,856)	(796,347)
Class C	(1,614,751)	(1,624,121)	(4,372,750)	(2,385,389)
Class K	(3,237)	(3,351)	(166)	(1,469)
Class R	(6,379)	(5,372)	(103,637)	(63,873)
Class R4	(86)	(60)	(29,380)	(71)
Class R5	(86)	(60)	(6,143)	(615)
Class Y	(86)	(60)	(126)	(71)
Class Z	(114,064)	(69,165)	(1,308,201)	(842,538)
Total distributions to shareholders	(12,815,182)	(19,485,083)	(38,527,589)	(36,467,243)
Increase (decrease) in net assets from capital stock activity	(11,352,919)	(12,564,537)	8,030,649	571,155,801
Total increase (decrease) in net assets	(13,316,728)	(21,946,499)	(1,688,713)	568,208,656
Net assets at beginning of period	326,227,863	348,174,362	694,196,622	125,987,966
Net assets at end of period	$312,911,135	$326,227,863	$692,507,909	$694,196,622
Undistributed (excess of distributions over) net investment income	$180,924	$113,082	$277,777	$662,611

(a) Class R4, Class R5 and Class Y shares are for the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b) Class K shares are for the period from February 28, 2013 (commencement of operations) to January 31, 2014.

(c) Class Y shares are for the period from June 13, 2013 (commencement of operations) to January 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Moderate Portfolio		Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended July 31, 2014 (Unaudited)	Year Ended January 31, 2014(a)	Six Months Ended July 31, 2014 (Unaudited)	Year Ended January 31, 2014(b)(c)
Operations
Net investment income (loss)	$7,235,378	$24,888,437	$5,723,672	$27,668,017
Net realized gain	35,479,463	136,194,038	62,723,632	217,951,141
Net change in unrealized appreciation (depreciation)	31,926,376	(19,122,668)	42,880,338	(21,458,180)
Net increase in net assets resulting from operations	74,641,217	141,959,807	111,327,642	224,160,978
Distributions to shareholders
Net investment income
Class A	(7,897,012)	(36,256,463)	(8,873,937)	(32,343,833)
Class B	(107,866)	(1,465,901)	(90,410)	(1,173,470)
Class C	(301,515)	(2,882,366)	(231,776)	(2,330,573)
Class K	(1,841)	(9,149)	(543)	(1,876)
Class R	(6,096)	(19,170)	(17,050)	(76,129)
Class R4	(37)	(58)	(192)	(62)
Class R5	(20)	(61)	(3,989)	(2,037)
Class T	—	—	(468,962)	(1,922,837)
Class Y	(20)	(62)	(18)	(55)
Class Z	(20,842)	(92,629)	(790,265)	(2,927,692)
Net realized gains
Class A	(76,612,919)	(40,846,279)	(89,485,250)	(23,824,457)
Class B	(3,238,411)	(2,336,580)	(3,838,186)	(1,452,746)
Class C	(9,195,556)	(4,545,222)	(10,166,594)	(2,537,064)
Class K	(14,447)	(9,983)	(4,692)	(1,349)
Class R	(77,983)	(23,669)	(233,388)	(61,524)
Class R4	(280)	(75)	(1,540)	(37)
Class R5	(138)	(75)	(29,814)	(1,031)
Class T	—	—	(4,959,339)	(1,372,909)
Class Y	(138)	(75)	(122)	(35)
Class Z	(168,470)	(93,863)	(6,317,126)	(1,823,566)
Total distributions to shareholders	(97,643,591)	(88,581,680)	(125,513,193)	(71,853,282)
Increase (decrease) in net assets from capital stock activity	54,507,276	49,934,081	52,120,806	1,110,240,958
Total increase (decrease) in net assets	31,504,902	103,312,208	37,935,255	1,262,548,654
Net assets at beginning of period	1,664,598,490	1,561,286,282	2,332,071,814	1,069,523,160
Net assets at end of period	$1,696,103,392	$1,664,598,490	$2,370,007,069	$2,332,071,814
Undistributed (excess of distributions over) net investment income	$(297,192)	$802,679	$(2,055,298)	$2,698,172

(a) Class R4, Class R5 and Class Y shares are for the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b) Class K shares are for the period from February 28, 2013 (commencement of operations) to January 31, 2014.

(c) Class Y shares are for the period from June 13, 2013 (commencement of operations) to January 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended July 31, 2014 (Unaudited)	Year Ended January 31, 2014(a)
Operations
Net investment income (loss)	$(23,964)	$5,367,821
Net realized gain	22,895,549	68,954,762
Net change in unrealized appreciation (depreciation)	12,305,861	6,374,398
Net increase in net assets resulting from operations	35,177,446	80,696,981
Distributions to shareholders
Net investment income
Class A	(2,563,978)	(10,117,401)
Class B	(106,858)	(370,076)
Class C	(221,399)	(570,041)
Class K	(689)	(2,942)
Class R	(3,670)	(10,084)
Class R4	(54)	(212)
Class R5	(1,623)	(61)
Class Y	(13)	(63)
Class Z	(4,952)	(18,681)
Net realized gains
Class A	(10,575,488)	—
Class B	(511,943)	—
Class C	(1,060,696)	—
Class K	(2,782)	—
Class R	(15,904)	—
Class R4	(213)	—
Class R5	(6,309)	—
Class Y	(48)	—
Class Z	(19,560)	—
Total distributions to shareholders	(15,096,179)	(11,089,561)
Increase (decrease) in net assets from capital stock activity	6,138,779	(5,033,370)
Total increase (decrease) in net assets	26,220,046	64,574,050
Net assets at beginning of period	638,498,815	573,924,765
Net assets at end of period	$664,718,861	$638,498,815
Undistributed (excess of distributions over) net investment income	$(83,373)	$2,843,827

(a) Class R4, Class R5 and Class Y shares are for the period from June 13, 2013 (commencement of operations) to January 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Conservative Portfolio				Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014(a)		Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014(b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(d)	1,229,933	12,882,649	4,029,414	42,703,289	2,865,339	33,103,112	6,761,998	77,962,560
Fund merger	—	—	1,477,865	15,819,588	—	—	44,299,319	506,764,422
Distributions reinvested	971,962	10,031,198	1,490,470	15,514,886	2,501,891	28,284,164	2,331,814	26,560,732
Redemptions	(3,086,422)	(32,340,760)	(8,088,385)	(85,607,055)	(4,794,608)	(55,510,585)	(10,983,907)	(126,677,536)
Net increase (decrease)	(884,527)	(9,426,913)	(1,090,636)	(11,569,292)	572,622	5,876,691	42,409,224	484,610,178
Class B shares
Subscriptions	13,011	136,245	112,408	1,190,717	56,710	650,081	141,222	1,617,296
Fund merger	—	—	86,216	919,956	—	—	2,809,162	32,013,683
Distributions reinvested	36,262	373,323	70,519	733,266	94,243	1,060,052	106,799	1,210,734
Redemptions(d)	(297,968)	(3,111,700)	(909,696)	(9,586,361)	(589,734)	(6,790,758)	(1,392,884)	(15,988,045)
Net increase (decrease)	(248,695)	(2,602,132)	(640,553)	(6,742,422)	(438,781)	(5,080,625)	1,664,299	18,853,668
Class C shares
Subscriptions	434,017	4,522,954	1,088,706	11,469,795	809,540	9,261,250	1,576,395	17,963,826
Fund merger	—	—	490,357	5,223,287	—	—	5,573,686	63,100,536
Distributions reinvested	167,383	1,719,759	233,792	2,419,595	379,587	4,238,950	322,351	3,633,628
Redemptions	(605,729)	(6,314,394)	(1,488,690)	(15,642,125)	(789,623)	(9,026,306)	(1,933,288)	(22,053,399)
Net increase (decrease)	(4,329)	(71,681)	324,165	3,470,552	399,504	4,473,894	5,539,144	62,644,591
Class K shares
Subscriptions	24	253	8,045	85,588	17	189	3,821	44,592
Fund merger	—	—	—	—	—	—	1,044	11,810
Distributions reinvested	377	3,852	517	5,339	3	37	158	1,777
Redemptions	(752)	(7,813)	(3)	(29)	(4,743)	(54,291)	(6)	(65)
Net increase (decrease)	(351)	(3,708)	8,559	90,898	(4,723)	(54,065)	5,017	58,114
Class R shares
Subscriptions	2,754	28,805	13,371	141,720	27,855	322,548	122,087	1,393,111
Fund merger	—	—	—	—	—	—	437	5,010
Distributions reinvested	720	7,427	847	8,805	7,809	88,425	8,714	99,468
Redemptions	(2,250)	(23,702)	(7,591)	(80,870)	(41,637)	(485,395)	(123,596)	(1,425,888)
Net increase (decrease)	1,224	12,530	6,627	69,655	(5,973)	(74,422)	7,642	71,701
Class R4 shares
Subscriptions	7,393	76,000	237	2,500	62,163	712,023	—	—
Distributions reinvested	—	—	—	—	3,017	33,837	—	—
Redemptions	—	—	—	—	(1,232)	(14,057)	—	—
Net increase (decrease)	7,393	76,000	237	2,500	63,948	731,803	—	—
Class R5 shares
Subscriptions	—	—	237	2,500	4,351	50,001	6,228	71,651
Distributions reinvested	—	—	—	—	631	7,073	80	909
Redemptions	—	—	—	—	(37)	(419)	(2)	(23)
Net increase (decrease)	—	—	237	2,500	4,945	56,655	6,306	72,537

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Conservative Portfolio				Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014(a)		Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014(b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	—	—	237	2,500	—	—	221	2,500
Net increase (decrease)	—	—	237	2,500	—	—	221	2,500
Class Z shares
Subscriptions	112,219	1,182,716	93,195	977,578	327,130	3,719,762	1,379,673	15,908,286
Fund merger	—	—	243,364	2,604,183	—	—	66,440	752,312
Distributions reinvested	10,889	112,372	10,348	107,262	53,531	598,349	51,730	583,138
Redemptions	(60,565)	(632,103)	(149,682)	(1,580,451)	(193,779)	(2,217,393)	(1,096,169)	(12,401,224)
Net increase (decrease)	62,543	662,985	197,225	2,108,572	186,882	2,100,718	401,674	4,842,512
Total net increase (decrease)	(1,066,742)	(11,352,919)	(1,193,902)	(12,564,537)	778,424	8,030,649	50,033,527	571,155,801

(a) Class R4, Class R5 and Class Y shares are for the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b) Class K shares are for the period from February 28, 2013 (commencement of operations) to January 31, 2014.

(c) Class Y shares are for the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(d) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014(a)		Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014(b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(d)	7,177,886	87,945,494	17,432,697	208,941,413	6,979,074	92,782,414	13,601,301	172,945,779
Fund merger	—	—	—	—	—	—	84,466,691	1,038,046,341
Distributions reinvested	6,980,128	83,484,318	6,381,480	76,146,882	6,378,037	83,482,171	3,669,244	47,128,855
Redemptions	(9,778,933)	(119,902,921)	(19,692,550)	(236,032,491)	(9,311,949)	(124,141,361)	(19,317,418)	(245,326,310)
Net increase (decrease)	4,379,081	51,526,891	4,121,627	49,055,804	4,045,162	52,123,224	82,419,818	1,012,794,665
Class B shares
Subscriptions	82,075	1,000,554	450,094	5,357,760	116,184	1,523,370	274,869	3,462,911
Fund merger	—	—	—	—	—	—	6,750,359	82,343,063
Distributions reinvested	279,811	3,330,102	319,033	3,786,124	248,195	3,219,466	162,785	2,072,252
Redemptions(d)	(1,314,872)	(16,020,338)	(2,940,373)	(35,111,202)	(1,627,300)	(21,483,167)	(4,415,683)	(55,432,562)
Net increase (decrease)	(952,986)	(11,689,682)	(2,171,246)	(25,967,318)	(1,262,921)	(16,740,331)	2,772,330	32,445,664
Class C shares
Subscriptions	1,726,870	21,014,585	3,940,344	46,932,118	1,595,792	21,368,368	2,779,949	35,657,652
Fund merger	—	—	—	—	—	—	7,347,117	90,875,658
Distributions reinvested	794,250	9,428,657	621,149	7,380,735	641,541	8,449,893	296,392	3,845,928
Redemptions	(1,284,224)	(15,649,841)	(2,452,794)	(29,233,230)	(1,159,841)	(15,556,508)	(2,181,999)	(27,930,753)
Net increase (decrease)	1,236,896	14,793,401	2,108,699	25,079,623	1,077,492	14,261,753	8,241,459	102,448,485
Class K shares
Subscriptions	1,107	13,594	2,803	33,602	205	2,731	508	6,325
Fund merger	—	—	—	—	—	—	7,340	89,999
Distributions reinvested	1,349	16,111	1,546	18,448	388	5,059	213	2,735
Redemptions	(8,861)	(109,518)	(164)	(1,977)	(1,067)	(14,321)	(2)	(27)
Net increase (decrease)	(6,405)	(79,813)	4,185	50,073	(474)	(6,531)	8,059	99,032
Class R shares
Subscriptions	29,448	358,838	82,162	984,167	57,959	774,200	100,353	1,272,521
Fund merger	—	—	—	—	—	—	731	8,976
Distributions reinvested	7,049	84,075	3,545	42,680	19,151	250,433	10,743	137,561
Redemptions	(6,538)	(79,415)	(1,817)	(22,032)	(30,238)	(402,969)	(164,917)	(2,099,140)
Net increase (decrease)	29,959	363,498	83,890	1,004,815	46,872	621,664	(53,090)	(680,082)
Class R4 shares
Subscriptions	1,756	20,927	212	2,500	2,382	31,972	1,056	13,767
Distributions reinvested	14	161	—	—	121	1,596	—	—
Redemptions	—	—	—	—	(41)	(566)	(716)	(9,091)
Net increase (decrease)	1,770	21,088	212	2,500	2,462	33,002	340	4,676
Class R5 shares
Subscriptions	—	—	212	2,500	1,759	23,622	43,890	585,948
Distributions reinvested	—	—	—	—	2,556	33,665	224	2,965
Redemptions	—	—	—	—	(732)	(9,665)	(224)	(2,972)
Net increase (decrease)	—	—	212	2,500	3,583	47,622	43,890	585,941

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014(a)		Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014(b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class T shares
Subscriptions	—	—	—	—	27,097	358,210	46,144	578,169
Distributions reinvested	—	—	—	—	318,428	4,167,787	196,878	2,522,433
Redemptions	—	—	—	—	(351,364)	(4,683,139)	(801,509)	(10,158,349)
Net increase (decrease)	—	—	—	—	(5,839)	(157,142)	(558,487)	(7,057,747)
Class Y shares
Subscriptions	—	—	212	2,500	—	—	202	2,500
Redemptions	—	—	—	—	(15)	(200)	—	—
Net increase (decrease)	—	—	212	2,500	(15)	(200)	202	2,500
Class Z shares
Subscriptions	49,056	604,901	261,619	3,103,896	614,850	8,147,445	1,009,331	12,739,858
Fund merger	—	—	—	—	—	—	49,631	608,943
Distributions reinvested	13,385	159,852	12,812	152,482	327,815	4,284,885	206,544	2,638,733
Redemptions	(97,993)	(1,192,860)	(214,260)	(2,552,794)	(788,461)	(10,494,585)	(3,650,858)	(46,389,710)
Net increase (decrease)	(35,552)	(428,107)	60,171	703,584	154,204	1,937,745	(2,385,352)	(30,402,176)
Total net increase (decrease)	4,652,763	54,507,276	4,207,962	49,934,081	4,060,526	52,120,806	90,489,169	1,110,240,958

(a) Class R4, Class R5 and Class Y shares are for the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b) Class K shares are for the period from February 28, 2013 (commencement of operations) to January 31, 2014.

(c) Class Y shares are for the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(d) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	2,338,757	31,058,866	5,171,241	63,781,304
Distributions reinvested	973,538	13,064,874	770,491	10,062,581
Redemptions	(2,891,565)	(38,556,761)	(6,177,530)	(75,650,586)
Net increase (decrease)	420,730	5,566,979	(235,798)	(1,806,701)
Class B shares
Subscriptions	29,881	395,277	86,725	1,071,332
Distributions reinvested	45,834	613,264	28,024	365,992
Redemptions(b)	(477,643)	(6,326,842)	(1,079,391)	(13,310,821)
Net increase (decrease)	(401,928)	(5,318,301)	(964,642)	(11,873,497)
Class C shares
Subscriptions	656,491	8,583,112	1,125,152	13,694,189
Distributions reinvested	95,993	1,264,229	43,590	560,563
Redemptions	(332,357)	(4,344,578)	(576,146)	(6,943,413)
Net increase (decrease)	420,127	5,502,763	592,596	7,311,339
Class K shares
Subscriptions	260	3,468	590	7,243
Distributions reinvested	254	3,408	205	2,688
Redemptions	(7,163)	(96,306)	—	—
Net increase (decrease)	(6,649)	(89,430)	795	9,931
Class R shares
Subscriptions	15,310	201,939	52,364	647,054
Distributions reinvested	1,467	19,574	772	10,028
Redemptions	(810)	(10,791)	(18,695)	(230,423)
Net increase (decrease)	15,967	210,722	34,441	426,659
Class R4 shares
Subscriptions	83	1,104	2,115	26,702
Distributions reinvested	16	207	12	155
Redemptions	(1,230)	(15,987)	(96)	(1,234)
Net increase (decrease)	(1,131)	(14,676)	2,031	25,623
Class R5 shares
Subscriptions	6,726	89,248	30,486	393,609
Distributions reinvested	595	7,871	—	—
Redemptions	(8,099)	(107,914)	(5)	(62)
Net increase (decrease)	(778)	(10,795)	30,481	393,547

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	—	—	212	2,500
Redemptions	(16)	(200)	—	—
Net increase (decrease)	(16)	(200)	212	2,500
Class Z shares
Subscriptions	44,092	591,614	86,154	1,066,148
Distributions reinvested	1,706	22,825	1,304	16,962
Redemptions	(24,353)	(322,722)	(49,308)	(605,881)
Net increase (decrease)	21,445	291,717	38,150	477,229
Total net increase (decrease)	467,767	6,138,779	(501,734)	(5,033,370)

(a) Class R4, Class R5 and Class Y shares are for the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights

Columbia Capital Allocation Conservative Portfolio

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended July 31, 2014		Year Ended January 31,
Class A	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$10.34		$10.63		$10.32		$10.44		$9.77	$8.51
Income from investment operations:
Net investment income	0.08		0.20		0.24		0.25		0.24	0.25
Net realized and unrealized gain	0.28		0.14		0.54		0.14		0.68	1.25
Total from investment operations	0.36		0.34		0.78		0.39		0.92	1.50
Less distributions to shareholders:
Net investment income	(0.08)		(0.27)		(0.35)		(0.25)		(0.25)	(0.24)
Net realized gains	(0.36)		(0.36)		(0.12)		(0.26)		—	—
Total distributions to shareholders	(0.44)		(0.63)		(0.47)		(0.51)		(0.25)	(0.24)
Net asset value, end of period	$10.26		$10.34		$10.63		$10.32		$10.44	$9.77
Total return	3.45%		3.28%		7.62%		3.90%		9.47%	17.78%
Ratios to average net assets(a)
Total gross expenses	0.55	%(b)	0.50%		0.48%		0.49%		0.48%	0.47%
Total net expenses(c)	0.55	%(b)(d)	0.50	%(d)	0.48	%(d)	0.49	%(d)	0.48%	0.47%
Net investment income	1.49	%(b)	1.91%		2.28%		2.35%		2.32%	2.71%
Supplemental data
Net assets, end of period (in thousands)	$252,346		$263,334		$282,382		$251,178		$217,147	$188,324
Portfolio turnover	3%		22%		19%		88%		16%	26%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,
Class B	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$10.31		$10.60		$10.29		$10.40		$9.73	$8.48
Income from investment operations:
Net investment income	0.04		0.11		0.15		0.16		0.15	0.17
Net realized and unrealized gain	0.28		0.15		0.54		0.16		0.69	1.25
Total from investment operations	0.32		0.26		0.69		0.32		0.84	1.42
Less distributions to shareholders:
Net investment income	(0.04)		(0.19)		(0.26)		(0.17)		(0.17)	(0.17)
Net realized gains	(0.36)		(0.36)		(0.12)		(0.26)		—	—
Total distributions to shareholders	(0.40)		(0.55)		(0.38)		(0.43)		(0.17)	(0.17)
Net asset value, end of period	$10.23		$10.31		$10.60		$10.29		$10.40	$9.73
Total return	3.08%		2.51%		6.79%		3.19%		8.64%	16.82%
Ratios to average net assets(a)
Total gross expenses	1.30	%(b)	1.25%		1.23%		1.24%		1.23%	1.23%
Total net expenses(c)	1.30	%(b)(d)	1.25	%(d)	1.23	%(d)	1.24	%(d)	1.23%	1.23%
Net investment income	0.74	%(b)	1.07%		1.47%		1.56%		1.47%	1.89%
Supplemental data
Net assets, end of period (in thousands)	$9,818		$12,454		$19,598		$24,717		$30,599	$38,996
Portfolio turnover	3%		22%		19%		88%		16%	26%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,
Class C	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$10.28		$10.58		$10.28		$10.39		$9.73	$8.48
Income from investment operations:
Net investment income	0.04		0.12		0.16		0.17		0.16	0.18
Net realized and unrealized gain	0.29		0.13		0.53		0.16		0.67	1.25
Total from investment operations	0.33		0.25		0.69		0.33		0.83	1.43
Less distributions to shareholders:
Net investment income	(0.04)		(0.19)		(0.27)		(0.18)		(0.17)	(0.18)
Net realized gains	(0.36)		(0.36)		(0.12)		(0.26)		—	—
Total distributions to shareholders	(0.40)		(0.55)		(0.39)		(0.44)		(0.17)	(0.18)
Net asset value, end of period	$10.21		$10.28		$10.58		$10.28		$10.39	$9.73
Total return	3.18%		2.43%		6.75%		3.28%		8.63%	16.92%
Ratios to average net assets(a)
Total gross expenses	1.30	%(b)	1.26%		1.23%		1.24%		1.23%	1.22%
Total net expenses(c)	1.30	%(b)(d)	1.26	%(d)	1.23	%(d)	1.24	%(d)	1.23%	1.22%
Net investment income	0.75	%(b)	1.18%		1.54%		1.62%		1.60%	1.99%
Supplemental data
Net assets, end of period (in thousands)	$47,038		$47,435		$45,368		$36,637		$26,212	$18,362
Portfolio turnover	3%		22%		19%		88%		16%	26%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,
Class K	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$10.24		$10.54	$10.25	$10.35	$9.69	$8.43
Income from investment operations:
Net investment income	0.08		0.23	0.24	0.25	0.24	0.24
Net realized and unrealized gain	0.29		0.12	0.53	0.16	0.67	1.25
Total from investment operations	0.37		0.35	0.77	0.41	0.91	1.49
Less distributions to shareholders:
Net investment income	(0.08)		(0.29)	(0.36)	(0.25)	(0.25)	(0.23)
Net realized gains	(0.36)		(0.36)	(0.12)	(0.26)	—	—
Total distributions to shareholders	(0.44)		(0.65)	(0.48)	(0.51)	(0.25)	(0.23)
Net asset value, end of period	$10.17		$10.24	$10.54	$10.25	$10.35	$9.69
Total return	3.63%		3.35%	7.62%	4.14%	9.49%	17.86%
Ratios to average net assets(a)
Total gross expenses	0.46	%(b)	0.41%	0.39%	0.41%	0.44%	0.38%
Total net expenses(c)	0.46	%(b)	0.41%	0.39%	0.39%	0.44%	0.38%
Net investment income	1.59	%(b)	2.16%	2.27%	2.43%	2.35%	2.69%
Supplemental data
Net assets, end of period (in thousands)	$95		$99	$12	$79	$81	$68
Portfolio turnover	3%		22%	19%	88%	16%	26%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,
Class R	(Unaudited)		2014		2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$10.33		$10.63		$10.32	$10.44	$10.24
Income from investment operations:
Net investment income	0.06		0.20		0.25	0.22	0.10
Net realized and unrealized gain	0.30		0.11		0.50	0.15	0.21
Total from investment operations	0.36		0.31		0.75	0.37	0.31
Less distributions to shareholders:
Net investment income	(0.07)		(0.25)		(0.32)	(0.23)	(0.11)
Net realized gains	(0.36)		(0.36)		(0.12)	(0.26)	—
Total distributions to shareholders	(0.43)		(0.61)		(0.44)	(0.49)	(0.11)
Net asset value, end of period	$10.26		$10.33		$10.63	$10.32	$10.44
Total return	3.42%		2.94%		7.39%	3.66%	3.03%
Ratios to average net assets(b)
Total gross expenses	0.80	%(c)	0.76%		0.72%	0.75%	0.68	%(c)
Total net expenses(d)	0.80	%(c)(e)	0.76	%(e)	0.72%	0.75%	0.68	%(c)
Net investment income	1.25	%(c)	1.91%		2.36%	2.07%	2.78	%(c)
Supplemental data
Net assets, end of period (in thousands)	$191		$179		$114	$3	$3
Portfolio turnover	3%		22%		19%	88%	16%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

Class R4	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$10.29		$10.53
Income from investment operations:
Net investment income	0.08		0.18
Net realized and unrealized gain	0.28		0.09
Total from investment operations	0.36		0.27
Less distributions to shareholders:
Net investment income	(0.09)		(0.26)
Net realized gains	(0.36)		(0.25)
Total distributions to shareholders	(0.45)		(0.51)
Net asset value, end of period	$10.20		$10.29
Total return	3.49%		2.56%
Ratios to average net assets(b)
Total gross expenses	0.30	%(c)	0.23	%(c)
Total net expenses(d)	0.30	%(c)(e)	0.23	%(c)(e)
Net investment income	1.65	%(c)	2.67	%(c)
Supplemental data
Net assets, end of period (in thousands)	$78		$2
Portfolio turnover	3%		22%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

Class R5	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$10.29		$10.53
Income from investment operations:
Net investment income	0.09		0.18
Net realized and unrealized gain	0.28		0.09
Total from investment operations	0.37		0.27
Less distributions to shareholders:
Net investment income	(0.10)		(0.26)
Net realized gains	(0.36)		(0.25)
Total distributions to shareholders	(0.46)		(0.51)
Net asset value, end of period	$10.20		$10.29
Total return	3.56%		2.64%
Ratios to average net assets(b)
Total gross expenses	0.28	%(c)	0.12	%(c)
Total net expenses(d)	0.28	%(c)	0.12	%(c)
Net investment income	1.77	%(c)	2.78	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$2
Portfolio turnover	3%		22%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

Class Y	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$10.29		$10.53
Income from investment operations:
Net investment income	0.09		0.19
Net realized and unrealized gain	0.28		0.09
Total from investment operations	0.37		0.28
Less distributions to shareholders:
Net investment income	(0.10)		(0.27)
Net realized gains	(0.36)		(0.25)
Total distributions to shareholders	(0.46)		(0.52)
Net asset value, end of period	$10.20		$10.29
Total return	3.59%		2.68%
Ratios to average net assets(b)
Total gross expenses	0.23	%(c)	0.07	%(c)
Total net expenses(d)	0.23	%(c)	0.07	%(c)
Net investment income	1.82	%(c)	2.83	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$2
Portfolio turnover	3%		22%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,
Class Z	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.33		$10.63		$10.32		$10.44		$10.24
Income from investment operations:
Net investment income	0.09		0.24		0.30		0.28		0.12
Net realized and unrealized gain	0.29		0.12		0.51		0.14		0.20
Total from investment operations	0.38		0.36		0.81		0.42		0.32
Less distributions to shareholders:
Net investment income	(0.09)		(0.30)		(0.38)		(0.28)		(0.12)
Net realized gains	(0.36)		(0.36)		(0.12)		(0.26)		—
Total distributions to shareholders	(0.45)		(0.66)		(0.50)		(0.54)		(0.12)
Net asset value, end of period	$10.26		$10.33		$10.63		$10.32		$10.44
Total return	3.68%		3.42%		7.91%		4.19%		3.15%
Ratios to average net assets(b)
Total gross expenses	0.30	%(c)	0.26%		0.22%		0.24%		0.26	%(c)
Total net expenses(d)	0.30	%(c)(e)	0.26	%(e)	0.22	%(e)	0.24	%(e)	0.21	%(c)
Net investment income	1.75	%(c)	2.26%		2.80%		2.71%		3.28	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,341		$2,719		$700		$52		$20
Portfolio turnover	3%		22%		19%		88%		16%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,						Year Ended March 31,
Class A	(Unaudited)		2014		2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$11.37		$11.33		$10.96		$10.89		$10.04	$8.03	$10.40
Income from investment operations:
Net investment income	0.08		0.25		0.25		0.21		0.26	0.31	0.33
Net realized and unrealized gain (loss)	0.41		0.44		0.71		0.07		0.85	2.00	(1.97)
Total from investment operations	0.49		0.69		0.96		0.28		1.11	2.31	(1.64)
Less distributions to shareholders:
Net investment income	(0.09)		(0.33)		(0.32)		(0.21)		(0.26)	(0.30)	(0.33)
Net realized gains	(0.57)		(0.32)		(0.27)		—		—	—	(0.40)
Total distributions to shareholders	(0.66)		(0.65)		(0.59)		(0.21)		(0.26)	(0.30)	(0.73)
Net asset value, end of period	$11.20		$11.37		$11.33		$10.96		$10.89	$10.04	$8.03
Total return	4.23%		6.18%		8.94%		2.63%		11.21%	29.06%	(16.58%)
Ratios to average net assets(b)
Total gross expenses	0.50	%(c)	0.47%		0.70%		0.64	%(c)(d)	0.50%	0.50%	0.50	%(d)
Total net expenses(e)	0.50	%(c)(f)	0.47	%(f)	0.57	%(f)	0.57	%(c)(d)(f)	0.50%	0.50%	0.50	%(d)(f)
Net investment income	1.35	%(c)	2.15%		2.19%		2.37	%(c)	2.52%	3.26%	3.59%
Supplemental data
Net assets, end of period (in thousands)	$551,816		$553,593		$71,321		$68,452		$63,807	$60,848	$44,825
Portfolio turnover	4%		30%		38%		55%		87%	34%	52%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,						Year Ended March 31,
Class B	(Unaudited)		2014		2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$11.31		$11.28		$10.91		$10.85		$10.00	$8.01	$10.36
Income from investment operations:
Net investment income	0.03		0.15		0.15		0.14		0.18	0.23	0.26
Net realized and unrealized gain (loss)	0.41		0.45		0.73		0.07		0.85	1.99	(1.95)
Total from investment operations	0.44		0.60		0.88		0.21		1.03	2.22	(1.69)
Less distributions to shareholders:
Net investment income	(0.04)		(0.25)		(0.24)		(0.15)		(0.18)	(0.23)	(0.26)
Net realized gains	(0.57)		(0.32)		(0.27)		—		—	—	(0.40)
Total distributions to shareholders	(0.61)		(0.57)		(0.51)		(0.15)		(0.18)	(0.23)	(0.66)
Net asset value, end of period	$11.14		$11.31		$11.28		$10.91		$10.85	$10.00	$8.01
Total return	3.87%		5.32%		8.17%		1.96%		10.43%	27.94%	(17.09%)
Ratios to average net assets(b)
Total gross expenses	1.25	%(c)	1.22%		1.44%		1.39	%(c)(d)	1.25%	1.25%	1.25	%(d)
Total net expenses(e)	1.25	%(c)(f)	1.22	%(f)	1.32	%(f)	1.31	%(c)(d)(f)	1.25%	1.25%	1.25	%(d)(f)
Net investment income	0.60	%(c)	1.30%		1.36%		1.58	%(c)	1.75%	2.51%	2.80%
Supplemental data
Net assets, end of period (in thousands)	$21,887		$27,184		$8,335		$14,587		$26,181	$40,508	$40,270
Portfolio turnover	4%		30%		38%		55%		87%	34%	52%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,						Year Ended March 31,
Class C	(Unaudited)		2014		2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$11.23		$11.20		$10.84		$10.78		$9.94	$7.96	$10.30
Income from investment operations:
Net investment income	0.03		0.16		0.16		0.14		0.18	0.23	0.26
Net realized and unrealized gain (loss)	0.41		0.44		0.71		0.07		0.84	1.98	(1.94)
Total from investment operations	0.44		0.60		0.87		0.21		1.02	2.21	(1.68)
Less distributions to shareholders:
Net investment income	(0.04)		(0.25)		(0.24)		(0.15)		(0.18)	(0.23)	(0.26)
Net realized gains	(0.57)		(0.32)		(0.27)		—		—	—	(0.40)
Total distributions to shareholders	(0.61)		(0.57)		(0.51)		(0.15)		(0.18)	(0.23)	(0.66)
Net asset value, end of period	$11.06		$11.23		$11.20		$10.84		$10.78	$9.94	$7.96
Total return	3.89%		5.35%		8.13%		1.97%		10.39%	27.99%	(17.09%)
Ratios to average net assets(b)
Total gross expenses	1.25	%(c)	1.23%		1.45%		1.39	%(c)(d)	1.25%	1.25%	1.25	%(d)
Total net expenses(e)	1.25	%(c)(f)	1.23	%(f)	1.32	%(f)	1.32	%(c)(d)(f)	1.25%	1.25%	1.25	%(d)(f)
Net investment income	0.60	%(c)	1.38%		1.44%		1.61	%(c)	1.77%	2.51%	2.81%
Supplemental data
Net assets, end of period (in thousands)	$88,850		$85,756		$23,470		$24,156		$23,651	$23,321	$18,370
Portfolio turnover	4%		30%		38%		55%		87%	34%	52%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

Class K	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$11.22		$11.25
Income from investment operations:
Net investment income	0.08		0.32
Net realized and unrealized gain	0.41		0.32
Total from investment operations	0.49		0.64
Less distributions to shareholders:
Net investment income	(0.09)		(0.35)
Net realized gains	(0.57)		(0.32)
Total distributions to shareholders	(0.66)		(0.67)
Net asset value, end of period	$11.05		$11.22
Total return	4.33%		5.72%
Ratios to average net assets(b)
Total gross expenses	0.40	%(c)	0.38	%(c)
Total net expenses(d)	0.40	%(c)	0.38	%(c)
Net investment income	1.41	%(c)	3.10	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$56
Portfolio turnover	4%		30%

Notes to Financial Highlights

(a)  For the period from February 28, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,						Year Ended March 31,
Class R	(Unaudited)		2014		2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$11.38		$11.34		$10.96		$10.90		$10.04	$8.04	$10.40
Income from investment operations:
Net investment income	0.06		0.21		0.23		0.18		0.23	0.28	0.31
Net realized and unrealized gain (loss)	0.41		0.45		0.72		0.07		0.86	2.00	(1.96)
Total from investment operations	0.47		0.66		0.95		0.25		1.09	2.28	(1.65)
Less distributions to shareholders:
Net investment income	(0.07)		(0.30)		(0.30)		(0.19)		(0.23)	(0.28)	(0.31)
Net realized gains	(0.57)		(0.32)		(0.27)		—		—	—	(0.40)
Total distributions to shareholders	(0.64)		(0.62)		(0.57)		(0.19)		(0.23)	(0.28)	(0.71)
Net asset value, end of period	$11.21		$11.38		$11.34		$10.96		$10.90	$10.04	$8.04
Total return	4.10%		5.87%		8.76%		2.34%		11.03%	28.58%	(16.69%)
Ratios to average net assets(b)
Total gross expenses	0.75	%(c)	0.74%		0.96%		0.89	%(c)(d)	0.75%	0.75%	0.75	%(d)
Total net expenses(e)	0.75	%(c)(f)	0.74	%(f)	0.81	%(f)	0.82	%(c)(d)(f)	0.75%	0.75%	0.75	%(d)(f)
Net investment income	1.10	%(c)	1.85%		2.04%		2.03	%(c)	2.28%	3.00%	3.34%
Supplemental data
Net assets, end of period (in thousands)	$2,143		$2,243		$2,148		$1,102		$428	$559	$358
Portfolio turnover	4%		30%		38%		55%		87%	34%	52%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$11.29		$11.25		$11.30
Income from investment operations:
Net investment income	0.09		0.27		0.09
Net realized and unrealized gain	0.41		0.46		0.26
Total from investment operations	0.50		0.73		0.35
Less distributions to shareholders:
Net investment income	(0.10)		(0.37)		(0.17)
Net realized gains	(0.57)		(0.32)		(0.23)
Total distributions to shareholders	(0.67)		(0.69)		(0.40)
Net asset value, end of period	$11.12		$11.29		$11.25
Total return	4.39%		6.52%		3.11%
Ratios to average net assets(b)
Total gross expenses	0.25	%(c)	0.19%		0.51	%(c)
Total net expenses(d)	0.25	%(c)(e)	0.19	%(e)	0.37	%(c)
Net investment income	1.65	%(c)	2.36%		3.68	%(c)
Supplemental data
Net assets, end of period (in thousands)	$713		$2		$2
Portfolio turnover	4%		30%		38%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$11.28		$11.25	$11.30
Income from investment operations:
Net investment income	0.10		0.38	0.10
Net realized and unrealized gain	0.40		0.35	0.25
Total from investment operations	0.50		0.73	0.35
Less distributions to shareholders:
Net investment income	(0.10)		(0.38)	(0.17)
Net realized gains	(0.57)		(0.32)	(0.23)
Total distributions to shareholders	(0.67)		(0.70)	(0.40)
Net asset value, end of period	$11.11		$11.28	$11.25
Total return	4.43%		6.53%	3.13%
Ratios to average net assets(b)
Total gross expenses	0.16	%(c)	0.13%	0.41	%(c)
Total net expenses(d)	0.16	%(c)	0.13%	0.29	%(c)
Net investment income	1.71	%(c)	3.35%	3.77	%(c)
Supplemental data
Net assets, end of period (in thousands)	$127		$74	$2
Portfolio turnover	4%		30%	38%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

Class Y	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$11.18		$11.32
Income from investment operations:
Net investment income	0.10		0.22
Net realized and unrealized gain	0.40		0.28
Total from investment operations	0.50		0.50
Less distributions to shareholders:
Net investment income	(0.11)		(0.32)
Net realized gains	(0.57)		(0.32)
Total distributions to shareholders	(0.68)		(0.64)
Net asset value, end of period	$11.00		$11.18
Total return	4.47%		4.51%
Ratios to average net assets(b)
Total gross expenses	0.11	%(c)	0.08	%(c)
Total net expenses(d)	0.11	%(c)	0.08	%(c)
Net investment income	1.85	%(c)	3.02	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$2
Portfolio turnover	4%		30%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,						Year Ended March 31,
Class Z	(Unaudited)		2014		2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$11.25		$11.21		$10.85		$10.78		$9.94	$7.96	$10.30
Income from investment operations:
Net investment income	0.09		0.28		0.27		0.23		0.28	0.33	0.35
Net realized and unrealized gain (loss)	0.40		0.44		0.71		0.07		0.84	1.98	(1.93)
Total from investment operations	0.49		0.72		0.98		0.30		1.12	2.31	(1.58)
Less distributions to shareholders:
Net investment income	(0.10)		(0.36)		(0.35)		(0.23)		(0.28)	(0.33)	(0.36)
Net realized gains	(0.57)		(0.32)		(0.27)		—		—	—	(0.40)
Total distributions to shareholders	(0.67)		(0.68)		(0.62)		(0.23)		(0.28)	(0.33)	(0.76)
Net asset value, end of period	$11.07		$11.25		$11.21		$10.85		$10.78	$9.94	$7.96
Total return	4.32%		6.49%		9.22%		2.85%		11.49%	29.25%	(16.23%)
Ratios to average net assets(b)
Total gross expenses	0.25	%(c)	0.24%		0.45%		0.39	%(c)(d)	0.25%	0.25%	0.25	%(d)
Total net expenses(e)	0.25	%(c)(f)	0.24	%(f)	0.32	%(f)	0.32	%(c)(d)(f)	0.25%	0.25%	0.25	%(d)(f)
Net investment income	1.60	%(c)	2.46%		2.45%		2.61	%(c)	2.77%	3.51%	3.98%
Supplemental data
Net assets, end of period (in thousands)	$26,965		$25,287		$20,710		$21,157		$21,839	$20,406	$16,275
Portfolio turnover	4%		30%		38%		55%		87%	34%	52%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,
Class A	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$12.00		$11.61		$10.75		$10.71		$9.46	$7.58
Income from investment operations:
Net investment income	0.06		0.20		0.22		0.23		0.23	0.23
Net realized and unrealized gain	0.49		0.86		0.93		0.06		1.29	1.90
Total from investment operations	0.55		1.06		1.15		0.29		1.52	2.13
Less distributions to shareholders:
Net investment income	(0.07)		(0.31)		(0.29)		(0.25)		(0.27)	(0.25)
Net realized gains	(0.65)		(0.36)		—		—		—	—
Total distributions to shareholders	(0.72)		(0.67)		(0.29)		(0.25)		(0.27)	(0.25)
Net asset value, end of period	$11.83		$12.00		$11.61		$10.75		$10.71	$9.46
Total return	4.54%		9.26%		10.87%		2.84%		16.23%	28.49%
Ratios to average net assets(a)
Total gross expenses	0.48	%(b)	0.46%		0.46%		0.43%		0.43%	0.45%
Total net expenses(c)	0.48	%(b)(d)	0.46	%(d)	0.46	%(d)	0.43	%(d)	0.43%	0.45%
Net investment income	0.96	%(b)	1.64%		1.98%		2.11%		2.32%	2.63%
Supplemental data
Net assets, end of period (in thousands)	$1,457,661		$1,425,904		$1,331,311		$1,215,462		$1,164,732	$936,670
Portfolio turnover	6%		23%		23%		58%		9%	26%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,
Class B	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$11.94		$11.55		$10.70		$10.66		$9.41	$7.54
Income from investment operations:
Net investment income	0.01		0.10		0.13		0.14		0.15	0.15
Net realized and unrealized gain	0.50		0.87		0.93		0.07		1.29	1.91
Total from investment operations	0.51		0.97		1.06		0.21		1.44	2.06
Less distributions to shareholders:
Net investment income	(0.03)		(0.22)		(0.21)		(0.17)		(0.19)	(0.19)
Net realized gains	(0.65)		(0.36)		—		—		—	—
Total distributions to shareholders	(0.68)		(0.58)		(0.21)		(0.17)		(0.19)	(0.19)
Net asset value, end of period	$11.77		$11.94		$11.55		$10.70		$10.66	$9.41
Total return	4.17%		8.47%		9.99%		2.03%		15.43%	27.54%
Ratios to average net assets(a)
Total gross expenses	1.23	%(b)	1.21%		1.20%		1.18%		1.19%	1.21%
Total net expenses(c)	1.23	%(b)(d)	1.21	%(d)	1.20	%(d)	1.18	%(d)	1.19%	1.21%
Net investment income	0.21	%(b)	0.81%		1.17%		1.32%		1.47%	1.79%
Supplemental data
Net assets, end of period (in thousands)	$59,229		$71,473		$94,225		$117,235		$153,336	$163,375
Portfolio turnover	6%		23%		23%		58%		9%	26%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,
Class C	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$11.92		$11.53		$10.69		$10.65		$9.41	$7.55
Income from investment operations:
Net investment income	0.01		0.11		0.14		0.15		0.16	0.17
Net realized and unrealized gain	0.50		0.86		0.91		0.07		1.28	1.88
Total from investment operations	0.51		0.97		1.05		0.22		1.44	2.05
Less distributions to shareholders:
Net investment income	(0.03)		(0.22)		(0.21)		(0.18)		(0.20)	(0.19)
Net realized gains	(0.65)		(0.36)		—		—		—	—
Total distributions to shareholders	(0.68)		(0.58)		(0.21)		(0.18)		(0.20)	(0.19)
Net asset value, end of period	$11.75		$11.92		$11.53		$10.69		$10.65	$9.41
Total return	4.18%		8.51%		9.95%		2.10%		15.40%	27.45%
Ratios to average net assets(a)
Total gross expenses	1.23	%(b)	1.21%		1.21%		1.18%		1.19%	1.20%
Total net expenses(c)	1.23	%(b)(d)	1.21	%(d)	1.21	%(d)	1.18	%(d)	1.19%	1.20%
Net investment income	0.21	%(b)	0.92%		1.25%		1.38%		1.62%	1.92%
Supplemental data
Net assets, end of period (in thousands)	$174,540		$162,357		$132,770		$107,827		$90,001	$60,533
Portfolio turnover	6%		23%		23%		58%		9%	26%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,
Class K	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$11.99		$11.60	$10.74	$10.70	$9.45	$7.57
Income from investment operations:
Net investment income	0.06		0.21	0.21	0.23	0.27	0.26
Net realized and unrealized gain	0.50		0.86	0.95	0.08	1.26	1.88
Total from investment operations	0.56		1.07	1.16	0.31	1.53	2.14
Less distributions to shareholders:
Net investment income	(0.08)		(0.32)	(0.30)	(0.27)	(0.28)	(0.26)
Net realized gains	(0.65)		(0.36)	—	—	—	—
Total distributions to shareholders	(0.73)		(0.68)	(0.30)	(0.27)	(0.28)	(0.26)
Net asset value, end of period	$11.82		$11.99	$11.60	$10.74	$10.70	$9.45
Total return	4.60%		9.39%	10.94%	2.94%	16.38%	28.70%
Ratios to average net assets(a)
Total gross expenses	0.39	%(b)	0.36%	0.34%	0.34%	0.33%	0.35%
Total net expenses(c)	0.39	%(b)	0.36%	0.34%	0.34%	0.33%	0.35%
Net investment income	1.04	%(b)	1.77%	1.93%	2.18%	2.66%	2.96%
Supplemental data
Net assets, end of period (in thousands)	$278		$359	$298	$748	$760	$221
Portfolio turnover	6%		23%	23%	58%	9%	26%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,
Class R	(Unaudited)		2014		2013		2012	2011(a)
Per share data
Net asset value, beginning of period	$11.97		$11.58		$10.74		$10.70	$10.10
Income from investment operations:
Net investment income	0.04		0.23		0.18		0.30	0.11
Net realized and unrealized gain (loss)	0.50		0.80		0.93		(0.02)	0.60
Total from investment operations	0.54		1.03		1.11		0.28	0.71
Less distributions to shareholders:
Net investment income	(0.06)		(0.28)		(0.27)		(0.24)	(0.11)
Net realized gains	(0.65)		(0.36)		—		—	—
Total distributions to shareholders	(0.71)		(0.64)		(0.27)		(0.24)	(0.11)
Net asset value, end of period	$11.80		$11.97		$11.58		$10.74	$10.70
Total return	4.42%		9.02%		10.46%		2.66%	7.06%
Ratios to average net assets(b)
Total gross expenses	0.73	%(c)	0.72%		0.70%		0.71%	0.67	%(c)
Total net expenses(d)	0.73	%(c)(e)	0.72	%(e)	0.70	%(e)	0.71%	0.67	%(c)
Net investment income	0.71	%(c)	1.92%		1.67%		2.93%	3.18	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,484		$1,147		$138		$60	$3
Portfolio turnover	6%		23%		23%		58%	9%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

Class R4	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$11.90		$11.82
Income from investment operations:
Net investment income	0.07		0.18
Net realized and unrealized gain	0.49		0.53
Total from investment operations	0.56		0.71
Less distributions to shareholders:
Net investment income	(0.09)		(0.27)
Net realized gains	(0.65)		(0.36)
Total distributions to shareholders	(0.74)		(0.63)
Net asset value, end of period	$11.72		$11.90
Total return	4.66%		6.11%
Ratios to average net assets(b)
Total gross expenses	0.21	%(c)	0.21	%(c)
Total net expenses(d)	0.21	%(c)(e)	0.21	%(c)(e)
Net investment income	1.31	%(c)	2.36	%(c)
Supplemental data
Net assets, end of period (in thousands)	$23		$3
Portfolio turnover	6%		23%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

Class R5	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$11.90		$11.82
Income from investment operations:
Net investment income	0.09		0.19
Net realized and unrealized gain	0.48		0.53
Total from investment operations	0.57		0.72
Less distributions to shareholders:
Net investment income	(0.10)		(0.28)
Net realized gains	(0.65)		(0.36)
Total distributions to shareholders	(0.75)		(0.64)
Net asset value, end of period	$11.72		$11.90
Total return	4.74%		6.21%
Ratios to average net assets(b)
Total gross expenses	0.14	%(c)	0.11	%(c)
Total net expenses(d)	0.14	%(c)	0.11	%(c)
Net investment income	1.54	%(c)	2.51	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$3
Portfolio turnover	6%		23%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

Class Y	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$11.90		$11.82
Income from investment operations:
Net investment income	0.09		0.19
Net realized and unrealized gain	0.48		0.54
Total from investment operations	0.57		0.73
Less distributions to shareholders:
Net investment income	(0.10)		(0.29)
Net realized gains	(0.65)		(0.36)
Total distributions to shareholders	(0.75)		(0.65)
Net asset value, end of period	$11.72		$11.90
Total return	4.75%		6.25%
Ratios to average net assets(b)
Total gross expenses	0.09	%(c)	0.07	%(c)
Total net expenses(d)	0.09	%(c)	0.07	%(c)
Net investment income	1.54	%(c)	2.56	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$3
Portfolio turnover	6%		23%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,
Class Z	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$11.99		$11.59		$10.75		$10.71		$10.10
Income from investment operations:
Net investment income	0.07		0.23		0.28		0.26		0.16
Net realized and unrealized gain	0.50		0.87		0.88		0.07		0.58
Total from investment operations	0.57		1.10		1.16		0.33		0.74
Less distributions to shareholders:
Net investment income	(0.09)		(0.34)		(0.32)		(0.29)		(0.13)
Net realized gains	(0.65)		(0.36)		—		—		—
Total distributions to shareholders	(0.74)		(0.70)		(0.32)		(0.29)		(0.13)
Net asset value, end of period	$11.82		$11.99		$11.59		$10.75		$10.71
Total return	4.68%		9.65%		10.98%		3.15%		7.31%
Ratios to average net assets(b)
Total gross expenses	0.23	%(c)	0.21%		0.22%		0.19%		0.11	%(c)
Total net expenses(d)	0.23	%(c)(e)	0.21	%(e)	0.22	%(e)	0.19	%(e)	0.11	%(c)
Net investment income	1.21	%(c)	1.90%		2.54%		2.49%		4.32	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,884		$3,352		$2,544		$836		$7
Portfolio turnover	6%		23%		23%		58%		9%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,						Year Ended March 31,
Class A	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$13.01		$12.04		$11.30		$11.61		$10.23		$7.33	$11.36
Income from investment operations:
Net investment income	0.04		0.18		0.18		0.15		0.19		0.23	0.22
Net realized and unrealized gain (loss)	0.59		1.21		1.07		(0.30)		1.37		2.89	(2.91)
Total from investment operations	0.63		1.39		1.25		(0.15)		1.56		3.12	(2.69)
Less distributions to shareholders:
Net investment income	(0.07)		(0.25)		(0.22)		(0.14)		(0.18)		(0.22)	(0.22)
Net realized gains	(0.65)		(0.17)		(0.29)		(0.02)		—		—	(1.12)
Total distributions to shareholders	(0.72)		(0.42)		(0.51)		(0.16)		(0.18)		(0.22)	(1.34)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		—	—
Net asset value, end of period	$12.92		$13.01		$12.04		$11.30		$11.61		$10.23	$7.33
Total return	4.77%		11.67%		11.28%		(1.20%)		15.48%		42.94%	(26.48%)
Ratios to average net assets(c)
Total gross expenses	0.51	%(d)	0.50%		0.53%		0.51	%(d)(e)	0.50	%(e)	0.50%	0.50%
Total net expenses(f)	0.51	%(d)(g)	0.50	%(g)	0.53	%(g)	0.51	%(d)(e)(g)	0.50	%(e)	0.50%	0.50	%(g)
Net investment income	0.56	%(d)	1.38%		1.51%		1.60	%(d)	1.75%		2.45%	2.44%
Supplemental data
Net assets, end of period (in thousands)	$1,846,081		$1,805,239		$679,109		$665,859		$291,758		$245,327	$170,155
Portfolio turnover	10%		22%		34%		42%		68%		27%	47%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,						Year Ended March 31,
Class B	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$12.89		$11.94		$11.21		$11.53		$10.16		$7.29	$11.30
Income from investment operations:
Net investment income (loss)	(0.01)		0.07		0.07		0.07		0.10		0.16	0.15
Net realized and unrealized gain (loss)	0.59		1.21		1.08		(0.29)		1.37		2.87	(2.89)
Total from investment operations	0.58		1.28		1.15		(0.22)		1.47		3.03	(2.74)
Less distributions to shareholders:
Net investment income	(0.02)		(0.16)		(0.13)		(0.08)		(0.10)		(0.16)	(0.15)
Net realized gains	(0.65)		(0.17)		(0.29)		(0.02)		—		—	(1.12)
Total distributions to shareholders	(0.67)		(0.33)		(0.42)		(0.10)		(0.10)		(0.16)	(1.27)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		—	—
Net asset value, end of period	$12.80		$12.89		$11.94		$11.21		$11.53		$10.16	$7.29
Total return	4.42%		10.78%		10.45%		(1.87%)		14.63%		41.72%	(27.01%)
Ratios to average net assets(c)
Total gross expenses	1.26	%(d)	1.25%		1.27%		1.26	%(d)(e)	1.25	%(e)	1.25%	1.25%
Total net expenses(f)	1.26	%(d)(g)	1.25	%(g)	1.27	%(g)	1.26	%(d)(e)(g)	1.25	%(e)	1.25%	1.25	%(g)
Net investment income (loss)	(0.19	%)(d)	0.53%		0.65%		0.75	%(d)	0.99%		1.70%	1.67%
Supplemental data
Net assets, end of period (in thousands)	$76,153		$92,956		$53,009		$85,005		$133,770		$181,026	$156,679
Portfolio turnover	10%		22%		34%		42%		68%		27%	47%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,						Year Ended March 31,
Class C	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$13.07		$12.11		$11.36		$11.68		$10.29		$7.38	$11.43
Income from investment operations:
Net investment income (loss)	(0.01)		0.08		0.09		0.08		0.11		0.16	0.15
Net realized and unrealized gain (loss)	0.60		1.21		1.08		(0.30)		1.38		2.91	(2.93)
Total from investment operations	0.59		1.29		1.17		(0.22)		1.49		3.07	(2.78)
Less distributions to shareholders:
Net investment income	(0.02)		(0.16)		(0.13)		(0.08)		(0.10)		(0.16)	(0.15)
Net realized gains	(0.65)		(0.17)		(0.29)		(0.02)		—		—	(1.12)
Total distributions to shareholders	(0.67)		(0.33)		(0.42)		(0.10)		(0.10)		(0.16)	(1.27)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		—	—
Net asset value, end of period	$12.99		$13.07		$12.11		$11.36		$11.68		$10.29	$7.38
Total return	4.43%		10.71%		10.49%		(1.85%)		14.64%		41.76%	(27.05%)
Ratios to average net assets(c)
Total gross expenses	1.26	%(d)	1.25%		1.28%		1.26	%(d)(e)	1.25	%(e)	1.25%	1.25%
Total net expenses(f)	1.26	%(d)(g)	1.25	%(g)	1.28	%(g)	1.26	%(d)(e)(g)	1.25	%(e)	1.25%	1.25	%(g)
Net investment income (loss)	(0.18	%)(d)	0.63%		0.75%		0.81	%(d)	1.00%		1.70%	1.67%
Supplemental data
Net assets, end of period (in thousands)	$211,634		$198,837		$84,349		$86,321		$91,556		$87,496	$64,940
Portfolio turnover	10%		22%		34%		42%		68%		27%	47%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

Class K	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$12.98		$12.07
Income from investment operations:
Net investment income	0.05		0.18
Net realized and unrealized gain	0.59		1.17
Total from investment operations	0.64		1.35
Less distributions to shareholders:
Net investment income	(0.08)		(0.27)
Net realized gains	(0.65)		(0.17)
Total distributions to shareholders	(0.73)		(0.44)
Net asset value, end of period	$12.89		$12.98
Total return	4.83%		11.31%
Ratios to average net assets(b)
Total gross expenses	0.39	%(c)	0.38	%(c)
Total net expenses(d)	0.39	%(c)	0.38	%(c)
Net investment income	0.68	%(c)	1.57	%(c)
Supplemental data
Net assets, end of period (in thousands)	$98		$105
Portfolio turnover	10%		22%

Notes to Financial Highlights

(a)  For the period from February 28, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,						Year Ended March 31,
Class R	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$12.99		$12.03		$11.29		$11.60		$10.22		$7.33	$11.36
Income from investment operations:
Net investment income	0.02		0.13		0.15		0.13		0.16		0.20	0.22
Net realized and unrealized gain (loss)	0.60		1.22		1.07		(0.30)		1.38		2.89	(2.94)
Total from investment operations	0.62		1.35		1.22		(0.17)		1.54		3.09	(2.72)
Less distributions to shareholders:
Net investment income	(0.05)		(0.22)		(0.19)		(0.12)		(0.16)		(0.20)	(0.19)
Net realized gains	(0.65)		(0.17)		(0.29)		(0.02)		—		—	(1.12)
Total distributions to shareholders	(0.70)		(0.39)		(0.48)		(0.14)		(0.16)		(0.20)	(1.31)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		—	—
Net asset value, end of period	$12.91		$12.99		$12.03		$11.29		$11.60		$10.22	$7.33
Total return	4.72%		11.31%		11.01%		(1.39%)		15.21%		42.46%	(26.67%)
Ratios to average net assets(c)
Total gross expenses	0.76	%(d)	0.75%		0.78%		0.77	%(d)(e)	0.75	%(e)	0.75%	0.75%
Total net expenses(f)	0.76	%(d)(g)	0.75	%(g)	0.78	%(g)	0.77	%(d)(e)(g)	0.75	%(e)	0.75%	0.75	%(g)
Net investment income	0.32	%(d)	1.02%		1.26%		1.40	%(d)	1.54%		2.16%	2.48%
Supplemental data
Net assets, end of period (in thousands)	$4,924		$4,347		$4,664		$3,908		$1,517		$1,740	$1,666
Portfolio turnover	10%		22%		34%		42%		68%		27%	47%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$13.08		$12.11		$11.71
Income from investment operations:
Net investment income	0.06		0.18		0.11
Net realized and unrealized gain	0.60		1.25		0.65
Total from investment operations	0.66		1.43		0.76
Less distributions to shareholders:
Net investment income	(0.08)		(0.29)		(0.14)
Net realized gains	(0.65)		(0.17)		(0.22)
Total distributions to shareholders	(0.73)		(0.46)		(0.36)
Net asset value, end of period	$13.01		$13.08		$12.11
Total return	5.03%		11.95%		6.60%
Ratios to average net assets(b)
Total gross expenses	0.26	%(c)	0.22%		0.24	%(c)
Total net expenses(d)	0.26	%(c)(e)	0.22	%(e)	0.24	%(c)
Net investment income	0.84	%(c)	1.39%		3.98	%(c)
Supplemental data
Net assets, end of period (in thousands)	$39		$7		$3
Portfolio turnover	10%		22%		34%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$13.08		$12.11	$11.71
Income from investment operations:
Net investment income	0.06		0.33	0.11
Net realized and unrealized gain	0.60		1.12	0.66
Total from investment operations	0.66		1.45	0.77
Less distributions to shareholders:
Net investment income	(0.09)		(0.31)	(0.15)
Net realized gains	(0.65)		(0.17)	(0.22)
Total distributions to shareholders	(0.74)		(0.48)	(0.37)
Net asset value, end of period	$13.00		$13.08	$12.11
Total return	5.00%		12.07%	6.64%
Ratios to average net assets(b)
Total gross expenses	0.14	%(c)	0.18%	0.12	%(c)
Total net expenses(d)	0.14	%(c)	0.18%	0.12	%(c)
Net investment income	0.94	%(c)	2.56%	4.10	%(c)
Supplemental data
Net assets, end of period (in thousands)	$620		$577	$3
Portfolio turnover	10%		22%	34%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,						Year Ended March 31,
Class T	(Unaudited)		2014		2013		2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$13.00		$12.04		$11.30		$11.61		$11.49
Income from investment operations:
Net investment income	0.04		0.16		0.17		0.15		0.02
Net realized and unrealized gain (loss)	0.59		1.22		1.07		(0.30)		0.13
Total from investment operations	0.63		1.38		1.24		(0.15)		0.15
Less distributions to shareholders:
Net investment income	(0.06)		(0.25)		(0.21)		(0.14)		(0.03)
Net realized gains	(0.65)		(0.17)		(0.29)		(0.02)		—
Total distributions to shareholders	(0.71)		(0.42)		(0.50)		(0.16)		(0.03)
Proceeds from regulatory settlements	—		—		—		0.00	(c)	—
Net asset value, end of period	$12.92		$13.00		$12.04		$11.30		$11.61
Total return	4.82%		11.52%		11.23%		(1.23%)		1.28%
Ratios to average net assets(d)
Total gross expenses	0.56	%(e)	0.55%		0.58%		0.56	%(e)(f)	0.55	%(e)
Total net expenses(g)	0.54	%(e)(h)	0.55	%(h)	0.58	%(h)	0.56	%(e)(f)(h)	0.55	%(e)
Net investment income	0.53	%(e)	1.24%		1.46%		1.58	%(e)	2.26	%(e)
Supplemental data
Net assets, end of period (in thousands)	$101,053		$101,766		$100,955		$102,913		$3
Portfolio turnover	10%		22%		34%		42%		68%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  For the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

Class Y	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$12.87		$12.35
Income from investment operations:
Net investment income	0.07		0.18
Net realized and unrealized gain	0.60		0.78
Total from investment operations	0.67		0.96
Less distributions to shareholders:
Net investment income	(0.10)		(0.27)
Net realized gains	(0.65)		(0.17)
Total distributions to shareholders	(0.75)		(0.44)
Net asset value, end of period	$12.79		$12.87
Total return	5.11%		7.88%
Ratios to average net assets(b)
Total gross expenses	0.10	%(c)	0.07	%(c)
Total net expenses(d)	0.10	%(c)	0.07	%(c)
Net investment income	1.03	%(c)	2.22	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$3
Portfolio turnover	10%		22%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,						Year Ended March 31,
Class Z	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$12.99		$12.03		$11.29		$11.60		$10.21		$7.33	$11.36
Income from investment operations:
Net investment income	0.05		0.19		0.20		0.17		0.21		0.25	0.25
Net realized and unrealized gain (loss)	0.60		1.23		1.08		(0.30)		1.39		2.88	(2.92)
Total from investment operations	0.65		1.42		1.28		(0.13)		1.60		3.13	(2.67)
Less distributions to shareholders:
Net investment income	(0.08)		(0.29)		(0.25)		(0.16)		(0.21)		(0.25)	(0.24)
Net realized gains	(0.65)		(0.17)		(0.29)		(0.02)		—		—	(1.12)
Total distributions to shareholders	(0.73)		(0.46)		(0.54)		(0.18)		(0.21)		(0.25)	(1.36)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		—	—
Net asset value, end of period	$12.91		$12.99		$12.03		$11.29		$11.60		$10.21	$7.33
Total return	4.98%		11.87%		11.57%		(1.00%)		15.89%		43.01%	(26.28%)
Ratios to average net assets(c)
Total gross expenses	0.26	%(d)	0.25%		0.28%		0.26	%(d)(e)	0.25	%(e)	0.25%	0.25%
Total net expenses(f)	0.26	%(d)(g)	0.25	%(g)	0.28	%(g)	0.26	%(d)(e)(g)	0.25	%(e)	0.25%	0.25	%(g)
Net investment income	0.81	%(d)	1.49%		1.72%		1.86	%(d)	2.03%		2.69%	2.83%
Supplemental data
Net assets, end of period (in thousands)	$129,402		$128,234		$147,433		$146,805		$56,805		$64,967	$44,020
Portfolio turnover	10%		22%		34%		42%		68%		27%	47%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,
Class A	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$12.82		$11.41		$10.19		$10.28		$8.62	$6.49
Income from investment operations:
Net investment income	0.01		0.12		0.13		0.12		0.14	0.15
Net realized and unrealized gain (loss)	0.71		1.53		1.25		(0.07)		1.69	2.14
Total from investment operations	0.72		1.65		1.38		0.05		1.83	2.29
Less distributions to shareholders:
Net investment income	(0.06)		(0.24)		(0.16)		(0.14)		(0.17)	(0.16)
Net realized gains	(0.25)		—		—		—		—	—
Total distributions to shareholders	(0.31)		(0.24)		(0.16)		(0.14)		(0.17)	(0.16)
Net asset value, end of period	$13.23		$12.82		$11.41		$10.19		$10.28	$8.62
Total return	5.56%		14.41%		13.63%		0.60%		21.22%	35.27%
Ratios to average net assets(a)
Total gross expenses	0.53	%(b)	0.52%		0.52%		0.49%		0.50%	0.53%
Total net expenses(c)	0.53	%(b)(d)	0.52	%(d)	0.51	%(d)	0.49	%(d)	0.50%	0.51%
Net investment income	0.09	%(b)	0.98%		1.25%		1.18%		1.48%	1.92%
Supplemental data
Net assets, end of period (in thousands)	$577,467		$554,189		$495,722		$472,855		$489,241	$411,906
Portfolio turnover	10%		29%		21%		83%		10%	28%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,
Class B	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$12.81		$11.41		$10.17		$10.24		$8.57	$6.46
Income from investment operations:
Net investment income (loss)	(0.06)		0.02		0.04		0.04		0.06	0.08
Net realized and unrealized gain (loss)	0.73		1.53		1.26		(0.07)		1.69	2.12
Total from investment operations	0.67		1.55		1.30		(0.03)		1.75	2.20
Less distributions to shareholders:
Net investment income	(0.05)		(0.15)		(0.06)		(0.04)		(0.08)	(0.09)
Net realized gains	(0.25)		—		—		—		—	—
Total distributions to shareholders	(0.30)		(0.15)		(0.06)		(0.04)		(0.08)	(0.09)
Net asset value, end of period	$13.18		$12.81		$11.41		$10.17		$10.24	$8.57
Total return	5.18%		13.54%		12.80%		(0.22%)		20.46%	34.10%
Ratios to average net assets(a)
Total gross expenses	1.28	%(b)	1.27%		1.26%		1.24%		1.26%	1.29%
Total net expenses(c)	1.28	%(b)(d)	1.27	%(d)	1.26	%(d)	1.24	%(d)	1.26%	1.27%
Net investment income (loss)	(0.95	%)(b)	0.14%		0.41%		0.38%		0.62%	1.09%
Supplemental data
Net assets, end of period (in thousands)	$27,078		$31,473		$39,020		$49,003		$66,323	$69,632
Portfolio turnover	10%		29%		21%		83%		10%	28%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,
Class C	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$12.62		$11.24		$10.04		$10.14		$8.50	$6.42
Income from investment operations:
Net investment income (loss)	(0.06)		0.03		0.05		0.04		0.07	0.11
Net realized and unrealized gain (loss)	0.72		1.50		1.24		(0.07)		1.67	2.08
Total from investment operations	0.66		1.53		1.29		(0.03)		1.74	2.19
Less distributions to shareholders:
Net investment income	(0.05)		(0.15)		(0.09)		(0.07)		(0.10)	(0.11)
Net realized gains	(0.25)		—		—		—		—	—
Total distributions to shareholders	(0.30)		(0.15)		(0.09)		(0.07)		(0.10)	(0.11)
Net asset value, end of period	$12.98		$12.62		$11.24		$10.04		$10.14	$8.50
Total return	5.18%		13.56%		12.86%		(0.23%)		20.45%	34.07%
Ratios to average net assets(a)
Total gross expenses	1.28	%(b)	1.27%		1.27%		1.24%		1.25%	1.28%
Total net expenses(c)	1.28	%(b)(d)	1.27	%(d)	1.26	%(d)	1.24	%(d)	1.25%	1.26%
Net investment income (loss)	(0.97	%)(b)	0.27%		0.52%		0.44%		0.72%	1.37%
Supplemental data
Net assets, end of period (in thousands)	$57,564		$50,676		$38,461		$33,266		$31,772	$26,852
Portfolio turnover	10%		29%		21%		83%		10%	28%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,
Class K	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$12.84		$11.43	$10.20	$10.30	$8.63	$6.50
Income from investment operations:
Net investment income	0.01		0.14	0.15	0.13	0.15	0.17
Net realized and unrealized gain (loss)	0.72		1.52	1.25	(0.07)	1.70	2.13
Total from investment operations	0.73		1.66	1.40	0.06	1.85	2.30
Less distributions to shareholders:
Net investment income	(0.06)		(0.25)	(0.17)	(0.16)	(0.18)	(0.17)
Net realized gains	(0.25)		—	—	—	—	—
Total distributions to shareholders	(0.31)		(0.25)	(0.17)	(0.16)	(0.18)	(0.17)
Net asset value, end of period	$13.26		$12.84	$11.43	$10.20	$10.30	$8.63
Total return	5.64%		14.52%	13.84%	0.64%	21.46%	35.36%
Ratios to average net assets(a)
Total gross expenses	0.42	%(b)	0.40%	0.37%	0.35%	0.38%	0.36%
Total net expenses(c)	0.42	%(b)	0.40%	0.37%	0.35%	0.38%	0.36%
Net investment income	0.20	%(b)	1.13%	1.37%	1.30%	1.62%	2.13%
Supplemental data
Net assets, end of period (in thousands)	$69		$152	$126	$451	$461	$391
Portfolio turnover	10%		29%	21%	83%	10%	28%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,
Class R	(Unaudited)		2014		2013		2012	2011(a)
Per share data
Net asset value, beginning of period	$12.75		$11.35		$10.16		$10.25	$9.42
Income from investment operations:
Net investment income (loss)	(0.01)		0.14		0.11		0.10	0.10
Net realized and unrealized gain (loss)	0.71		1.47		1.24		(0.07)	0.92
Total from investment operations	0.70		1.61		1.35		0.03	1.02
Less distributions to shareholders:
Net investment income	(0.05)		(0.21)		(0.16)		(0.12)	(0.19)
Net realized gains	(0.25)		—		—		—	—
Total distributions to shareholders	(0.30)		(0.21)		(0.16)		(0.12)	(0.19)
Net asset value, end of period	$13.15		$12.75		$11.35		$10.16	$10.25
Total return	5.49%		14.13%		13.38%		0.33%	10.87%
Ratios to average net assets(b)
Total gross expenses	0.78	%(c)	0.78%		0.79%		0.70%	0.71	%(c)
Total net expenses(d)	0.78	%(c)(e)	0.78	%(e)	0.76	%(e)	0.70%	0.71	%(c)
Net investment income (loss)	(0.16	%)(c)	1.12%		1.03%		0.98%	2.91	%(c)
Supplemental data
Net assets, end of period (in thousands)	$874		$644		$182		$3	$3
Portfolio turnover	10%		29%		21%		83%	10%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

Class R4	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$12.63		$11.82
Income from investment operations:
Net investment income	0.03		0.20
Net realized and unrealized gain	0.69		0.88
Total from investment operations	0.72		1.08
Less distributions to shareholders:
Net investment income	(0.06)		(0.27)
Net realized gains	(0.25)		—
Total distributions to shareholders	(0.31)		(0.27)
Net asset value, end of period	$13.04		$12.63
Total return	5.66%		9.08%
Ratios to average net assets(b)
Total gross expenses	0.29	%(c)	0.29	%(c)
Total net expenses(d)	0.29	%(c)(e)	0.29	%(c)(e)
Net investment income	0.54	%(c)	2.54	%(c)
Supplemental data
Net assets, end of period (in thousands)	$12		$26
Portfolio turnover	10%		29%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

Class R5	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$12.63		$11.82
Income from investment operations:
Net investment income	0.03		0.04
Net realized and unrealized gain	0.70		1.06
Total from investment operations	0.73		1.10
Less distributions to shareholders:
Net investment income	(0.06)		(0.29)
Net realized gains	(0.25)		—
Total distributions to shareholders	(0.31)		(0.29)
Net asset value, end of period	$13.05		$12.63
Total return	5.75%		9.27%
Ratios to average net assets(b)
Total gross expenses	0.17	%(c)	0.19	%(c)
Total net expenses(d)	0.17	%(c)	0.19	%(c)
Net investment income	0.44	%(c)	0.47	%(c)
Supplemental data
Net assets, end of period (in thousands)	$388		$385
Portfolio turnover	10%		29%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

Class Y	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$12.62		$11.82
Income from investment operations:
Net investment income	0.03		0.15
Net realized and unrealized gain	0.70		0.95
Total from investment operations	0.73		1.10
Less distributions to shareholders:
Net investment income	(0.06)		(0.30)
Net realized gains	(0.25)		—
Total distributions to shareholders	(0.31)		(0.30)
Net asset value, end of period	$13.04		$12.62
Total return	5.76%		9.23%
Ratios to average net assets(b)
Total gross expenses	0.14	%(c)	0.06	%(c)
Total net expenses(d)	0.14	%(c)	0.06	%(c)
Net investment income	0.47	%(c)	1.95	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$3
Portfolio turnover	10%		29%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2014		Year Ended January 31,
Class Z	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$12.78		$11.36		$10.16		$10.26		$9.42
Income from investment operations:
Net investment income	0.02		0.19		0.21		0.14		0.12
Net realized and unrealized gain (loss)	0.71		1.50		1.19		(0.07)		0.92
Total from investment operations	0.73		1.69		1.40		0.07		1.04
Less distributions to shareholders:
Net investment income	(0.06)		(0.27)		(0.20)		(0.17)		(0.20)
Net realized gains	(0.25)		—		—		—		—
Total distributions to shareholders	(0.31)		(0.27)		(0.20)		(0.17)		(0.20)
Net asset value, end of period	$13.20		$12.78		$11.36		$10.16		$10.26
Total return	5.67%		14.82%		13.87%		0.83%		11.11%
Ratios to average net assets(b)
Total gross expenses	0.28	%(c)	0.28%		0.28%		0.24%		0.18	%(c)
Total net expenses(d)	0.28	%(c)(e)	0.28	%(e)	0.26	%(e)	0.24	%(e)	0.18	%(c)
Net investment income	0.30	%(c)	1.51%		2.00%		1.40%		3.44	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,266		$951		$413		$168		$3
Portfolio turnover	10%		29%		21%		83%		10%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements

July 31, 2014 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust and Columbia Funds Series Trust II (each, a Trust and collectively, the Trusts) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust is organized as a Delaware statutory trust and Columbia Funds Series Trust II is organized as a Massachusetts business trust.

Information presented in these financial statements pertains to the following series of the Trusts (each, a Fund and collectively, the Funds): Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each a series of Columbia Funds Series Trust, and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio, each a series of Columbia Funds Series Trust II. Each Fund currently operates as a diversified fund.

Each Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (ETFs) (Underlying Funds).

For information on the Underlying Funds, please refer to the Funds current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

Each Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees (the Board).

Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio each offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class Y and Class Z shares. Columbia Capital Allocation Moderate Aggressive Portfolio offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class T, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trusts' organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 4.75% for Columbia Capital Allocation Conservative Portfolio. Class A shares of Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. Each Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund mergers.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange (NYSE) on the valuation date.

All equity securities are valued at the close of business of the NYSE. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

Each Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting)

including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

exposure of the Fund versus the benchmark, manage exposure to movements in interest rates, manage exposure to the securities market and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund's exposure to equity risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Contracts and premiums associated with options contracts written for the six months ended July 31, 2014 for Columbia Capital Allocation Conservative Portfolio are as follows:

	Puts
	Contracts	Premiums ($)
Balance at January 31, 2014	—	—
Opened	25	456,876
Closed	(25)	(456,876)
Balance at July 31, 2014	—	—

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

Contracts and premiums associated with options contracts written for the six months ended July 31, 2014 for Columbia Capital Allocation Moderate Conservative Portfolio are as follows:

	Puts
	Contracts	Premiums ($)
Balance at January 31, 2014	—	—
Opened	94	1,717,856
Closed	(94)	(1,717,586)
Balance at July 31, 2014	—	—

Contracts and premiums associated with options contracts written for the six months ended July 31, 2014 for Columbia Capital Allocation Moderate Portfolio are as follows:

	Puts
	Contracts	Premiums ($)
Balance at January 31, 2014	—	—
Opened	337	6,158,695
Closed	(337)	(6,158,695)
Balance at July 31, 2014	—	—

Contracts and premiums associated with options contracts written for the six months ended July 31, 2014 for Columbia Capital Allocation Moderate Aggressive Portfolio are as follows:

	Puts
	Contracts	Premiums ($)
Balance at January 31, 2014	—	—
Opened	592	10,818,835
Closed	(592)	(10,818,835)
Balance at July 31, 2014	—	—

Contracts and premiums associated with options contracts written for the six months ended July 31, 2014 for Columbia Capital Allocation Aggressive Portfolio are as follows:

	Puts
	Contracts	Premiums ($)
Balance at January 31, 2014	—	—
Opened	199	3,636,737
Closed	(199)	(3,636,737)
Balance at July 31, 2014	—	—

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of July 31, 2014:

Columbia Capital Allocation Conservative Fund

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Options Purchased Puts(c)	68,750	—	68,750	—	—	—	68,750

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Purchased options are included within investments at value on the Statement of Assets and Liabilities.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

Columbia Capital Allocation Moderate Conservative Fund

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Options Purchased Puts(c)	258,500	—	258,500	—	—	—	258,500

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Purchased options are included within investments at value on the Statement of Assets and Liabilities.

Columbia Capital Allocation Moderate Fund

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Options Purchased Puts(c)	926,750	—	926,750	—	—	—	926,750

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Purchased options are included within investments at value on the Statement of Assets and Liabilities.

Columbia Capital Allocation Moderate Aggressive Fund

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Options Purchased Puts(c)	1,628,000	—	1,628,000	—	—	—	1,628,000

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Purchased options are included within investments at value on the Statement of Assets and Liabilities.
Semiannual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

Columbia Capital Allocation Aggressive Fund

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Options Purchased Puts(c)	547,250	—	547,250	—	—	—	547,250

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Purchased options are included within investments at value on the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Capital Allocation Conservative Portfolio

The following table is a summary of the fair value of derivative instruments at July 31, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Investments at value — unaffiliated issuers (for purchased options)	68,750
Interest rate risk	Net assets — unrealized appreciation on futures contracts	100,846	*
Total		169,596
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	153,761	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended July 31, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	421,227	450,853	872,080
Interest rate risk	288,853	—	288,853
Total	710,080	450,853	1,160,933
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	(115,124)	(356,336)	(471,460)
Interest rate risk	(108,372)	—	(108,372)
Total	(223,496)	(356,336)	(579,832)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	18,616,043
Futures contracts — Short	938,950
Derivative Instrument	Average Market Value ($)*
Options contracts (purchased)	108,438
Options contracts (written)	(23,750)

*Based on the ending quarterly outstanding amounts for the six months ended July 31, 2014.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

Columbia Capital Allocation Moderate Conservative Portfolio

The following table is a summary of the fair value of derivative instruments at July 31, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	31,743	*
Equity risk	Investments at value — unaffiliated issuers (for purchased options)	258,500
Interest rate risk	Net assets — unrealized appreciation on futures contracts	512,433	*
Total		802,676
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	16,001	*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	369,395	*
Total		385,396

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended July 31, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	862,246	1,695,206	2,557,452
Interest rate risk	500,704	—	500,704
Total	1,362,950	1,695,206	3,058,156
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	(54,962)	(1,339,824)	(1,394,786)
Interest rate risk	(156,655)	—	(156,655)
Total	(211,617)	(1,339,824)	(1,551,441)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	52,897,506
Futures contracts — Short	3,755,800
Derivative Instrument	Average Market Value ($)*
Options contracts (purchased)	407,725
Options contracts (written)	89,300

*Based on ending quarterly outstanding amounts for the six months ended July 31, 2014.

Columbia Capital Allocation Moderate Portfolio

The following table is a summary of the fair value of derivative instruments at July 31, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	1,044,775	*
Equity risk	Investments at value — unaffiliated issuers (for purchased options)	926,750
Interest rate risk	Net assets — unrealized appreciation on futures contracts	68,778	*
Total		2,040,303
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	1,166,850	*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	21,246	*
Total		1,188,096

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended July 31, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	2,218,886	6,077,495	8,296,381
Interest rate risk	520,974	—	520,974
Total	2,739,860	6,077,495	8,817,355
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	(1,096,274)	(4,803,413)	(5,899,687)
Interest rate risk	(136,170)	—	(136,170)
Total	(1,232,444)	(4,803,413)	(6,035,857)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	139,540,992
Futures contracts — Short	(13,849,513)
Derivative Instrument	Average Market Value ($)*
Options contracts (purchased)	1,461,738
Options contracts (written)	320,150

*Based on ending quarterly outstanding amounts for the six months ended July 31, 2014.

Columbia Capital Allocation Moderate Aggressive Portfolio

The following table is a summary of the fair value of derivative instruments at July 31, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	1,272,479	*
Equity risk	Investments at value — unaffiliated issuers (for purchased options)	1,628,000
Total		2,900,479
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	2,354,580	*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	8,347	*
Total		2,362,927

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended July 31, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	4,385,057	10,676,192	15,061,249
Interest rate risk	88,734	—	88,734
Total	4,473,791	10,676,192	15,149,983
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	(2,438,985)	(8,438,042)	(10,877,027)
Interest rate risk	(32,688)	—	(32,688)
Total	(2,471,673)	(8,438,042)	(10,909,715)

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2014:

Derivative Instrument	Average Notional Amounts($)*
Futures contracts — Long	168,038,834
Futures contracts — Short	24,177,963
Derivative Instrument	Average Market Value($)*
Options contracts (purchased)	2,567,800
Options contracts (written)	(562,400)

*Based on the ending quarterly outstanding amounts for the six months ended July 31, 2014.

Columbia Capital Allocation Aggressive Portfolio

The following table is a summary of the fair value of derivative instruments at July 31, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	423,902	*
Equity risk	Investments at value — unaffiliated issuers (for purchased options)	547,250
Total		971,152
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	670,542	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended July 31, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	1,854,568	3,588,788	5,443,356
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	(790,297)	(2,836,436)	(3,626,733)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	56,822,066
Futures contracts — Short	7,981,075
Derivative Instrument	Average Market Value ($)*
Options contracts (purchased)	863,163
Options contracts (written)	189,050

*Based on the ending quarterly outstanding amounts for the six months ended July 31, 2014.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio. Distribution from net investment income, if any, are declared and paid annually for Columbia Capital Allocation Aggressive Portfolio. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The investment management fee for the Funds is an annual fee that is a blend of (i) 0.00% on assets invested in Columbia proprietary funds that pay an investment management fee to the Investment Manager, (ii) 0.10% on assets invested in non-exchange-traded third-party advised mutual funds and (iii) 0.55% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay an investment management fee, ETFs, derivatives and individual securities.

The annualized effective investment management fee rates, net of any waivers, based on each Fund's average daily net assets for the six months ended July 31, 2014 were as follows:

Columbia Capital Allocation Conservative Portfolio	0.06%
Columbia Capital Allocation Moderate Conservative Portfolio	0.04
Columbia Capital Allocation Moderate Portfolio	0.04
Columbia Capital Allocation Moderate Aggressive Portfolio	0.05
Columbia Capital Allocation Aggressive Portfolio	0.06

In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. Each Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of each Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. For the

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

six months ended July 31, 2014, other expenses paid to this company were as follows:

Fund	Amount ($)
Columbia Capital Allocation Conservative Portfolio	884
Columbia Capital Allocation Moderate Conservative Portfolio	1,195
Columbia Capital Allocation Moderate Portfolio	2,007
Columbia Capital Allocation Moderate Aggressive Portfolio	2,566
Columbia Capital Allocation Aggressive Portfolio	1,160

Compensation of Board Members

Board members are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of each Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Funds. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of each Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Funds for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class Y shares are not subject to transfer agent fees.

For the six months ended July 31, 2014, the Funds' annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Fund	Class A (%)	Class B (%)	Class C (%)	Class K (%)	Class R (%)	Class R4 (%)	Class R5 (%)	Class T (%)	Class Z (%)
Columbia Capital Allocation Conservative Portfolio	0.14	0.14	0.14	0.05	0.14	0.14	0.05	N/A	0.14
Columbia Capital Allocation Moderate Conservative Portfolio	0.14	0.14	0.14	0.05	0.14	0.14	0.05	N/A	0.14
Columbia Capital Allocation Moderate Portfolio	0.14	0.14	0.14	0.05	0.14	0.14	0.05	N/A	0.14
Columbia Capital Allocation Moderate Aggressive Portfolio	0.16	0.16	0.16	0.04	0.16	0.16	0.04	0.16	0.16
Columbia Capital Allocation Aggressive Portfolio	0.16	0.16	0.16	0.05	0.16	0.16	0.05	N/A	0.16

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Funds' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations.

For the six months ended July 31, 2014, these minimum account balance fees reduced total expenses as follows:

Fund	Amount ($)
Columbia Capital Allocation Conservative Portfolio	40
Columbia Capital Allocation Moderate Conservative Portfolio	180
Columbia Capital Allocation Moderate Portfolio	130
Columbia Capital Allocation Moderate Aggressive Portfolio	15,605
Columbia Capital Allocation Aggressive Portfolio	180

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Funds have adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Funds. These fees are calculated daily and are intended to compensate the Distributor and/or eligible

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

selling and/or servicing agents for selling shares of the Funds and providing services to investors.

Under the Plans, each Fund pays a monthly fee to the Distributor at the annual rates of up to 0.25% of each Fund's average daily net assets attributable to Class A shares, up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares and up to 0.50% of each Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio).

For Class B and Class C shares of the Funds, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

Fund	Class B ($)	Class C ($)
Columbia Capital Allocation Conservative Portfolio	1,719,000	220,000
Columbia Capital Allocation Moderate Conservative Portfolio	2,918,000	370,000
Columbia Capital Allocation Moderate Portfolio	5,516,000	1,545,000
Columbia Capital Allocation Moderate Aggressive Portfolio	5,103,000	1,093,000
Columbia Capital Allocation Aggressive Portfolio	1,547,000	228,000

These amounts are based on the most recent information available as of June 30, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Shareholder Services Fees

Columbia Capital Allocation Moderate Aggressive Portfolio has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund's average daily net assets attributable to Class T shares. Effective May 31, 2014, the Distributor has voluntarily agreed to waive an additional 0.05%, making the net fee 0.25%. The annualized effective shareholder services fee rate for the six months ended July 31, 2014 was 0.28% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund's shares for the six months ended July 31, 2014, are as follows:

Fund	Class A ($)	Class B ($)	Class C ($)	Class T ($)
Columbia Capital Allocation Conservative Portfolio	110,006	1,070	2,340	—
Columbia Capital Allocation Moderate Conservative Portfolio	340,302	2,718	3,898	—
Columbia Capital Allocation Moderate Portfolio	1,299,947	8,496	14,657	—
Columbia Capital Allocation Moderate Aggressive Portfolio	1,485,643	11,607	9,029	4,905
Columbia Capital Allocation Aggressive Portfolio	668,057	4,231	3,487	—

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Each Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below as well as any reorganization costs), so that each Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds' custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective June 1, 2014
Fund	Class A (%)	Class B (%)	Class C (%)	Class K (%)	Class R (%)	Class R4 (%)	Class R5 (%)	Class T (%)	Class Y (%)	Class Z (%)
Columbia Capital Allocation Conservative Portfolio	0.51	1.26	1.26	0.45	0.76	0.26	0.20	N/A	0.15	0.26
Columbia Capital Allocation Moderate Conservative Portfolio	0.51	1.26	1.26	0.45	0.76	0.26	0.20	N/A	0.15	0.26
Columbia Capital Allocation Moderate Portfolio	0.51	1.26	1.26	0.45	0.76	0.26	0.20	N/A	0.15	0.26
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	1.26	1.26	0.45	0.76	0.26	0.20	0.56	0.15	0.26
Columbia Capital Allocation Aggressive Portfolio	0.51	1.26	1.26	0.45	0.76	0.26	0.20	N/A	0.15	0.26

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

	Contractual Expense Cap Prior to June 1, 2014
Fund	Class A (%)	Class B (%)	Class C (%)	Class K (%)	Class R (%)	Class R4 (%)	Class R5 (%)	Class T (%)	Class Y (%)	Class Z (%)
Columbia Capital Allocation Conservative Portfolio	0.51	1.26	1.26	0.43	0.76	0.26	0.18	N/A	0.13	0.26
Columbia Capital Allocation Moderate Conservative Portfolio	0.51	1.26	1.26	0.43	0.76	0.26	0.18	N/A	0.13	0.26
Columbia Capital Allocation Moderate Portfolio	0.51	1.26	1.26	0.43	0.76	0.26	0.18	N/A	0.13	0.26
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	1.26	1.26	0.43	0.76	0.26	0.18	0.56	0.13	0.26
Columbia Capital Allocation Aggressive Portfolio	0.51	1.26	1.26	0.43	0.76	0.26	0.18	N/A	0.13	0.26

The voluntary expense cap arrangements may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Funds, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Each Fund's investment management fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Funds. Reorganization (see Note 8) costs, if any, were allocated to the Funds only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Funds' shareholders during the first year following the Reorganization.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At July 31, 2014, the approximate cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was approximately:

Fund	Tax Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized Depreciation ($)	Net Appreciation (Depreciation) ($)
Columbia Capital Allocation Conservative Portfolio	306,111,000	10,794,000	(4,428,000)	6,366,000
Columbia Capital Allocation Moderate Conservative Portfolio	654,279,000	43,318,000	(6,378,000)	36,940,000
Columbia Capital Allocation Moderate Portfolio	1,521,407,000	184,994,000	(13,457,000)	171,537,000
Columbia Capital Allocation Moderate Aggressive Portfolio	2,094,350,000	291,248,000	(20,517,000)	270,731,000
Columbia Capital Allocation Aggressive Portfolio	560,839,000	107,376,000	(5,328,000)	102,048,000

The following capital loss carryforwards, determined as of January 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	2016 ($)	2017 ($)	No Expiration Short-Term ($)	No Expiration Long-Term ($)	Total ($)
Columbia Capital Allocation Conservative Portfolio	—	—	—	—	—
Columbia Capital Allocation Moderate Conservative Portfolio	—	—	—	—	—
Columbia Capital Allocation Moderate Portfolio	—	—	—	—	—
Columbia Capital Allocation Moderate Aggressive Portfolio	777,010	—	—	—	777,010
Columbia Capital Allocation Aggressive Portfolio	—	908,182	—	—	908,182

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

Note 5. Portfolio Information

For the six months ended July 31, 2014, the cost of purchases and proceeds from sales of investments in the Underlying Funds, including U.S. government securities, but excluding investments in money market funds and certain derivatives, if any, for each Fund aggregated to:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases ($)	Proceeds ($)	Purchases ($)	Proceeds ($)
Columbia Capital Allocation Conservative Portfolio	—	—	9,653,508	32,823,662
Columbia Capital Allocation Moderate Conservative Portfolio	—	—	23,612,018	66,212,325
Columbia Capital Allocation Moderate Portfolio	—	—	99,740,692	126,334,001
Columbia Capital Allocation Moderate Aggressive Portfolio	—	—	208,625,808	212,055,076
Columbia Capital Allocation Aggressive Portfolio	—	—	59,658,198	61,511,142

The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated Funds. The income earned by the Funds from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At July 31, 2014, certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of accounts and aggregate percentages of shares outstanding held therein were as follows:

Fund	Number of Unaffiliated Accounts	Percentage of Shares Outstanding Held — Unaffiliated (%)	Percentage of Shares Outstanding Held — Affiliated (%)
Columbia Capital Allocation Conservative Portfolio	—	—	86.5
Fund	Number of Unaffiliated Accounts	Percentage of Shares Outstanding Held — Unaffiliated (%)	Percentage of Shares Outstanding Held — Affiliated (%)
Columbia Capital Allocation Moderate Conservative Portfolio	1	10.2	80.4
Columbia Capital Allocation Moderate Portfolio	—	—	95.3
Columbia Capital Allocation Moderate Aggressive Portfolio	1	16.3	55.8
Columbia Capital Allocation Aggressive Portfolio	—	—	93.1

Note 8. Line of Credit

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

No Fund had borrowings during the six months ended July 31, 2014.

Note 9. Fund Reorganizations

Columbia Capital Allocation Conservative Portfolio

At the close of business on April 26, 2013, Columbia Capital Allocation Conservative Portfolio acquired the assets and assumed the identified liabilities of Columbia LifeGoal Income Portfolio, a series of Columbia Funds Series Trust. The reorganization was completed after shareholders of the acquired fund approved the plan on February 27, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Columbia Capital Allocation Conservative Portfolio immediately before the reorganization

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

were $348,977,186 and the combined net assets immediately after the reorganization were $373,544,200.

The reorganization was accomplished by a tax-free exchange of 2,298,723 shares of Columbia LifeGoal Income Portfolio valued at $24,567,014 (including $1,787,615 of unrealized appreciation).

In exchange for Columbia LifeGoal Income Portfolio's shares, Columbia Capital Allocation Conservative Portfolio issued the following number of shares:

Shares
Class A	1,477,865
Class B	86,216
Class C	490,357
Class Z	243,364

For financial reporting purposes, net assets received and shares issued by Columbia Capital Allocation Conservative Portfolio were recorded at fair value; however, Columbia LifeGoal Income Portfolio's cost of investments was carried forward.

The financial statements reflect the operations of Columbia Capital Allocation Conservative Portfolio for the period prior to the reorganization and the combined fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of Columbia LifeGoal Income Portfolio that have been included in the combined Fund's Statement of Operations since the reorganization was completed.

Assuming the reorganization had been completed on February 1, 2013, Columbia Capital Allocation Conservative Portfolio's pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended January 31, 2014 would have been approximately $6.2 million, $21.5 million, $(17.4) million and $10.3 million, respectively.

Columbia Capital Allocation Moderate Conservative Portfolio

At the close of business on March 15, 2013, Columbia Capital Allocation Moderate Conservative Portfolio acquired the assets and assumed the identified liabilities of Columbia Portfolio Builder Moderate Conservative Fund, a series of Columbia Funds Series Trust II. The reorganization was completed after shareholders of Columbia Portfolio Builder Moderate Conservative Fund approved the plan on February 27, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Columbia Capital Allocation Moderate Conservative Portfolio immediately before the reorganization were $126,099,791 and the combined net assets immediately after the reorganization were $728,747,564.

The reorganization was accomplished by a tax-free exchange of 53,696,442 shares of Columbia Portfolio Builder Moderate Conservative Fund valued at $602,647,773 (including $53,201,190 of unrealized appreciation).

In exchange for Columbia Portfolio Builder Moderate Conservative Fund's shares, Columbia Capital Allocation Moderate Conservative Portfolio issued the following number of shares:

Shares
Class A	44,299,399
Class B	2,809,162
Class C	5,573,686
Class K	1,044
Class R	437
Class Z	66,440

For financial reporting purposes, net assets received and shares issued by Columbia Capital Allocation Moderate Conservative Portfolio were recorded at fair value; however, Columbia Portfolio Builder Moderate Conservative Fund's cost of investments was carried forward.

The financial statements reflect the operations of Columbia Capital Allocation Moderate Conservative Portfolio for the period prior to the reorganization and the combined fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of Columbia Portfolio Builder Moderate Conservative Fund that have been included in the combined Fund's Statement of Operations since the reorganization was completed.

Assuming the reorganization had been completed on February 1, 2013, Columbia Capital Allocation Moderate Conservative Portfolio's pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended January 31, 2014 would have been approximately $13.2 million, $58.9 million, $(30.0) million and $42.1 million, respectively.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

Columbia Capital Allocation Moderate Aggressive Portfolio

At the close of business on March 15, 2013, Columbia Capital Allocation Moderate Aggressive Portfolio acquired the assets and assumed the identified liabilities of Columbia Portfolio Builder Moderate Aggressive Fund, a series of Columbia Funds Series Trust II. The reorganization was completed after shareholders of Columbia Portfolio Builder Moderate Aggressive Fund approved the plan on February 27, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Capital Allocation Moderate Aggressive Portfolio immediately before the reorganization were $1,079,846,854 and the combined net assets immediately after the reorganization were $2,291,819,834.

The reorganization was accomplished by a tax-free exchange of 102,704,635 shares of Columbia Portfolio Builder Moderate Aggressive Fund valued at $1,211,972,980 (including $183,352,502 of unrealized appreciation).

In exchange for the acquired fund's shares, Capital Allocation Moderate Aggressive Portfolio issued the following number of shares:

Shares
Class A	84,466,691
Class B	6,750,359
Class C	7,347,117
Class K	7,340
Class R	731
Class Z	49,631

For financial reporting purposes, net assets received and shares issued by Capital Allocation Moderate Aggressive Portfolio were recorded at fair value; however, Columbia Portfolio Builder Moderate Aggressive Fund's cost of investments was carried forward.

The financial statements reflect the operations of Capital Allocation Moderate Aggressive Portfolio for the period prior to the reorganization and the combined fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of Columbia Portfolio Builder Moderate Aggressive Fund that have been included in the combined Fund's Statement of Operations since the reorganization was completed.

Assuming the reorganization had been completed on February 1, 2013, Capital Allocation Moderate Aggressive Portfolio's pro-forma net investment income, net gain on investments, net change in unrealized appreciation and net increase in net assets from operations for the year ended January 31, 2014 would have been approximately $25.2 million, $220.0 million, $5.6 million and $250.8 million, respectively.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Approval of Investment Management Services
Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to each of the Columbia Capital Allocation Portfolios (each, a Series Fund and collectively, the Series Funds). Under an investment management services agreement with respect to each Series Fund, (each, an IMS Agreement), Columbia Management provides investment advice and other services to each of the Series Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, each Series Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of each IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and each Series Fund's performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue each IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of each IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management's representation that additional staff has been added to support the vigorous application of the "5P" review process, to which all internally-managed Funds are subject.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Series Funds by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under each IMS Agreement and the Series Funds' Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of each Series Fund and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under each IMS Agreement and the Series Funds' other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of each IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under each IMS Agreement were of a reasonably high quality.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Approval of Investment Management Services
Agreement (continued)

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to each Series Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under each IMS Agreement, the Board carefully reviewed the investment performance of each Series Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each Series Fund, the performance of a benchmark index, the percentage ranking of each Series Fund among its comparison group and the net assets of each Series Fund. For Columbia Capital Allocation Moderate Conservative Portfolio, the Board observed that the Series Fund's investment performance met expectations. For each of the remaining Series Funds, the Board observed its underperformance for certain periods, noting that appropriate steps (such as changes to the management team) had been taken or are contemplated to help improve each Series Fund's performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Series Funds

The Board reviewed comparative fees and the costs of services provided under each IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each Series Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Series Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board noted the rationale for according weight to each Series Fund's direct expenses, as opposed to its total expense ratios, which also include indirect expenses (i.e., the expenses incurred by the underlying Funds in which each Series Fund invests). In this regard, the Board noted that each Series Fund's direct and indirect total expense ratios are below the median ratio for each Series Fund's peer universe. It was observed that various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that each Series Fund's management fee was fair and reasonable in light of the extent and quality of services that each Series Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to each Series Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Series Funds. In this regard, the Board observed that: (i) a 2013 report provided to the Board by an independent consulting firm, Bobroff Consulting, concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Series Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by each Series Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

Given that each Series Fund pays minimal direct investment management services fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of the Fund.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

Approval of Investment Management Services
Agreement (continued)

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement.

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Semiannual Report 2014

Columbia Capital Allocation Portfolios

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014

Columbia Capital Allocation Portfolios

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Funds, go to columbiamanagement.com. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR124_01_D01_(09/14)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 19, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 19, 2014